UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 22nd Floor New York, NY			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 33rd Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	12/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview

Emerging Markets Debt Portfolio

The Emerging Markets Debt Portfolio (the “Portfolio”) seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability. In addition, investing in emerging markets may involve a relative higher degree of volatility.

Performance

For the year ended December 31, 2005, the Portfolio’s Class I Shares had a total return of 12.25%, net of fees, compared to 10.73% for the J.P. Morgan Emerging Markets Bond Global Index (the “Index”). The Portfolio’s Class II Shares had a total return of 12.14%, net of fees. The Portfolio’s Class I Shares and Class II Shares 30-day SEC yields at December 31, 2005, were 5.19% and 5.14%, respectively.

Factors Affecting Performance

•      As in 2004, the emerging markets debt (EMD) asset class ended 2005 as the top-performing fixed income asset class. The return of the Index was derived from a combination of tightening spreads and the relatively high levels of current income associated with emerging markets bonds.

•      Fundamentals for emerging market (EM) economies strengthened throughout 2005 as most countries experienced improving terms of trade, increasing levels of international reserves and declining debt levels. These factors allowed the asset class to continue its migration upward toward investment grade credit ratings (the average rating of the Index is now one notch below investment grade) and to shrug off short periods of negative external market conditions during the year.

•      EMD spreads compressed to new absolute lows in 2005 (as in 2004) reflecting the higher average rating, broadening investor base, and muted volatility of the asset class. The abundance of financial market liquidity greatly benefited emerging economies in 2005 just as it did in 2004, lifting EMD in spite of tight absolute valuations at the beginning of the year. High global growth, low global interest rates, high commodity prices, and a marked improvement in the quality of economic management proved to be a powerful mix for the EMD asset class in 2005, as in 2004.

•      However, the performance of the EMD asset class during 2005 differed from 2004 in important aspects. Notably, EM policymakers accelerated the pace of their deleveraging. To the surprise of investors, most EM countries which benefited from revenue windfalls associated with high commodity prices aggressively paid down debt during 2005. Some used their swelling levels of reserves to pay off debt as it came due; some took a more aggressive stance and pre-paid debts falling due over the next 10 years; while others shifted their borrowings into local currency. The take-away from this phenomenon for investors is the desire on the part of policymakers in most emerging market countries to lessen their dependence on external borrowing. Read another way, most EM policymakers are determined to lessen their exposure to potential shocks emanating from the developed world and are taking the steps necessary to do so.

•      Another notable difference between 2004 and 2005 was the emerging shift in the composition of growth in many emerging countries away from purely export-led growth to a mix of exports and domestic demand-driven growth.

•      EM debt spreads were less volatile than U.S. high yield spreads and investment grade corporate spreads during 2005. This trend reflects the ongoing improvement in the balance sheets of emerging market borrowers and the growing acceptance of EM credits among institutional investors.

Management Strategies

•      We maintained a neutral to slightly defensive risk bias for much of the year. The Portfolio’s spread duration and beta was near to or slightly below the benchmark’s levels for most of the year.

•      The Portfolio was overweighted relative to its Index in Argentina, Indonesia, the Philippines, Turkish local markets and in Russia throughout the year.

•      The Portfolio included exposure to the local markets of Argentina, Brazil and Turkey. We underweighted the debt of Ecuador based on our concerns about the country’s ability to service its debts beyond 2005, despite high oil revenues and manageable financing requirements for 2005.

•      The Portfolio was underweighted relative to its Index in the external (dollar denominated) debt of Brazil, Turkey and most Asian credits due to concerns that valuations had outpaced fundamentals for those credits.

January 2006

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Emerging Markets Debt Portfolio

Performance Compared to the J.P. Morgan Emerging Markets Bond Global Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Years	Since Inception(5)
Portfolio – Class I(3)	12.25%	13.69%	8.30%
J.P. Morgan Emerging Markets Bond Global Index	10.73	12.25	10.04
Portfolio – Class II(4)	12.14	—	16.21
J.P. Morgan Emerging Markets Bond Global Index	10.73	—	15.88

(1)   The J.P. Morgan Emerging Markets Bond Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities:  Brady Bonds, loans, Eurobonds and local market instruments for over 30 emerging market countries.

(2)   Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.  Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)   Commenced operations on June 16, 1997.

(4)   Commenced offering on December 19, 2002.

(5)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*      Commenced operations on June 16, 1997.

**   Commenced offering on December 19, 2002.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower. Yields will fluctuate as market conditions change.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Emerging Markets Debt Portfolio

example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 — December 31, 2005
Class I
Actual	$1,000.00	$1,060.50	$5.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class II
Actual	1,000.00	1,060.40	5.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.10% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.9%)
Argentina (2.9%)
Sovereign (2.9%)
Republic of Argentina
5.83%, 12/31/33	$10,220	$3,970
8.28%, 12/31/33	(a)288	240
Republic of Argentina (Linked Variable Rate)
222.12%, 4/10/49	2,900	1,174
		5,384
Brazil (15.1%)
Corporate (2.1%)
Banco ABN Amro Real S.A.
Zero Coupon, 7/21/06	(c)1,790	1,943
15.861%, 12/13/07	4,500	1,936
		3,879
Sovereign (13.0%)
Federative Republic of Brazil
5.188%, 4/15/24	(d)3,820	3,729
6.00%, 4/15/24	(d)1,160	1,125
8.00%, 1/15/18	3,250	3,515
8.875%, 10/14/19 - 4/15/24	7,465	8,379
10.50%, 7/14/14	1,270	1,560
14.50%, 10/15/09	5,020	6,451
		24,759
		28,638
Bulgaria (1.3%)
Sovereign (1.3%)
Republic of Bulgaria
8.25%, 1/15/15	(c)2,021	2,445
Chile (1.5%)
Corporate (1.5%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(c)2,680	2,890
Colombia (2.2%)
Sovereign (2.2%)
Republic of Colombia
8.125%, 5/21/24	1,120	1,215
8.25%, 12/22/14	520	580
9.75%, 4/9/11	973	1,099
10.375%, 1/28/33	270	357
11.75%, 2/25/20	660	916
		4,167
Indonesia (4.5%)
Corporate (4.5%)
Pindo Deli Finance Mauritius
Tranche A, 5.23%, 4/28/15	(c)(d)817	682
Tranche B, 5.23%, 4/28/18	(d)2,305	1,348
Tranche C, Zero Coupon, 4/28/25	(c)(d)7,191	1,834
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 5.248%, 4/28/15	(c)(d)2,279	1,983
Tranche B, 5.23%, 4/28/18	(c)(d)2,867	1,949
Tranche C, Zero Coupon, 4/28/27	$ (c)(d)2,923	$804
		8,600
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast
2.50%, 3/29/18	(b)1,530	337
Malaysia (2.5%)
Sovereign (2.5%)
Malaysia Government
7.50%, 7/15/11	280	314
8.75%, 6/1/09	4,010	4,483
		4,797
Mexico (17.9%)
Corporate (8.6%)
Pemex Project Funding Master Trust
5.791%, 6/15/10	(c)(d)3,050	3,164
9.125%, 12/1/23	(c)1,350	1,666
9.125%, 10/13/10	3,140	3,622
9.50%, 9/15/27	730	979
10.00%, 9/15/27	(c)4,260	5,701
Satelites Mexicanos S.A. de CV
10.125% (expired maturity)	(b)2,493	1,197
		16,329
Sovereign (9.3%)
United Mexican States
6.375%, 1/16/13	1,850	1,970
8.125%, 12/30/19	2,201	2,707
8.375%, 1/14/11	6,690	7,643
10.375%, 2/17/09	2,000	2,307
11.50%, 5/15/26	746	1,222
United Mexican States MTN
8.30%, 8/15/31	1,410	1,816
		17,665
		33,994
Nigeria (1.2%)
Sovereign (1.2%)
Central Bank of Nigeria
6.25%, 11/15/20	(e)2,250	2,273
Panama (2.1%)
Sovereign (2.1%)
Republic of Panama
7.125%, 1/29/26	1,500	1,526
9.375%, 4/1/29	1,300	1,641
9.625%, 2/8/11	645	757
		3,924
Peru (3.1%)
Sovereign (3.1%)
Republic of Peru
7.84%, 8/12/20	6,440	1,809
8.375%, 5/3/16	1,260	1,389
8.75%, 11/21/33	1,220	1,379

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Peru (cont’d)
Sovereign (cont’d)
9.875%, 2/6/15	$1,055	$1,271
		5,848
Philippines (9.8%)
Sovereign (9.8%)
Republic of Philippines
8.875%, 3/17/15	8,270	9,190
9.50%, 2/2/30	6,425	7,565
10.625%, 3/16/25	1,460	1,862
		18,617
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30	960	1,469
Russia (17.9%)
Corporate (1.7%)
Gaz Capital for Gazprom
8.625%, 4/28/34	2,640	3,353
Sovereign (16.2%)
Aries Vermogensverwaltungs GmbH
9.60%, 10/25/14	3,000	3,885
Russian Federation
5.00%, 3/31/30	(c)(e)3,699	4,180
8.25%, 3/31/10	4,130	4,393
11.00%, 7/24/18	5,661	8,357
12.75%, 6/24/28	5,390	9,904
		30,719
		34,072
Tunisia (0.4%)
Sovereign (0.4%)
Central Bank of Tunisia
7.375%, 4/25/12	660	738
Turkey (5.5%)
Sovereign (5.5%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06	2,765	4,228
Republic of Turkey
11.00%, 1/14/13	2,840	3,618
11.50%, 1/23/12	2,050	2,611
		10,457
Venezuela (6.0%)
Sovereign (6.0%)
Republic of Venezuela
8.50%, 10/8/14	1,300	1,433
9.375%, 1/13/34	5,322	6,320
10.75%, 9/19/13	3,030	3,735
		11,488
Total Fixed Income Securities (Cost $170,891)		180,138

	No. of Rights	Value (000)
Rights (0.0%)
Mexico
United Mexican States, Value Recovery Rights, expiring 6/30/06 (Cost $@—)	(f)1,769,000	$35

	No. of Warrants
Warrants (0.4%)
Argentina (0.2%)
Republic of Argentina, expiring 12/15/35	(a)803	43
Republic of Argentina, expiring 12/15/35	30,326	491
Mexico (0.1%)
United Mexican States, expiring 9/1/06	(f)1,450	88
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	1,250	70
Venezuela (0.1%)
Republic of Venezuela, Oil-linked Payment Obligation, expiring 4/15/20	3,750	108
Total Warrants (Cost $521)		800

	Face Amount (000)
Short-Term Investment (3.6%)
United States (3.6%)
Repurchase Agreement (3.6%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $6,830 (Cost $6,827)	$	(g)6,827	6,827
Total Investments (98.9%) (Cost $178,239)			187,800
Other Assets in Excess of Liabilities (1.1%)			2,139
Net Assets (100%)			$189,939

(a)	Security was valued at fair value — At December 31, 2005, the portfolio held $283,000 of fair valued securities, representing 0.2% ofnet assets.

(b)	Security is in default.

(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on December 31, 2005.

(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.

(f)	Non-income producing security.

(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

@	Face Amount/Value is less than $500.
MTN	Medium-Term Note

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
2 Year U.S. Treasury Notes	134	$27,495	Mar-06	$(21)

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)
Assets:
Investments, at Value (Cost $178,239)	$187,800
Cash	1
Interest Receivable	3,609
Due from Broker	611
Receivable for Portfolio Shares Sold	251
Foreign Currency (Cost $40)	42
Other Assets	5
Total Assets	192,319
Liabilities:
Payable for Investments Purchased	1,891
Investment Advisory Fees Payable	356
Administration Fees Payable	40
Payable for Portfolio Shares Redeemed	38
Custodian Fees Payable	8
Distribution Fees — Class II Shares	1
Directors’ Fees and Expenses Payable	1
Other Liabilities	45
Total Liabilities	2,380
NET ASSETS	$189,939
Net Assets Consist of:
Paid-in Capital	$162,576
Undistributed (Distributions in Excess of) Net Investment Income	14,607
Accumulated Net Realized Gain (Loss)	3,215
Unrealized Appreciation (Depreciation) on:
Investments	9,561
Foreign Currency Translations	1
Futures Contracts	(21)
Net Assets	$189,939
CLASS I:
Net Assets	$155,945
Net Asset Value, Offering and Redemption Price Per Share Applicable to 17,245,678 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.04
CLASS II:
Net Assets	$33,994
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,772,172 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.01

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Emerging Markets Debt Portfolio

Statement of Operations

Year Ended December 31, 2005 (000)
Investment Income:
Interest	$16,570
Expenses:
Investment Advisory Fees (Note B)	1,341
Administration Fees (Note C)	445
Distribution Fees — Class II Shares (Note D)	100
Shareholder Reporting Fees	88
Custodian Fees (Note E)	45
Professional Fees	24
Directors’ Fees and Expenses	2
Other	12
Total Expenses	2,057
Distribution Fees — Class II Shares Waived (Note D)	(86)
Expense Offset (Note E)	@—
Net Expenses	1,971
Net Investment Income	14,599
Realized Gain (Loss) on:
Investments Sold	4,594
Foreign Currency Transactions	(17)
Futures Contracts	411
Net Realized Gain (Loss)	4,988
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,159
Foreign Currency Translations	(6)
Futures Contracts	(32)
Net Change in Unrealized Appreciation (Depreciation)	1,121
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	6,109
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,708

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$14,599	$13,010
Net Realized Gain (Loss)	4,988	2,412
Net Change in Unrealized Appreciation (Depreciation)	1,121	(220)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,708	15,202
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(11,573)	(10,665)
Net Realized Gain	(2,459)	(4,984)
Class II:
Net Investment Income	(2,161)	(1,210)
Net Realized Gain	(461)	(566)
Total Distributions	(16,654)	(17,425)
Capital Share Transactions:(1)
Class I:
Subscriptions	30,369	51,082
Distributions Reinvested	14,032	15,649
Redemptions	(41,797)	(96,576)
Class II:
Subscriptions	9,931	18,969
Distributions Reinvested	2,622	1,776
Redemptions	(3,176)	(5,451)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,981	(14,551)
Total Increase (Decrease) in Net Assets	16,035	(16,774)
Net Assets:
Beginning of Period	173,904	190,678
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $14,607 and $12,700, respectively)	$189,939	$173,904

(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,421	5,787
Shares Issued on Distributions Reinvested	1,655	1,981
Shares Redeemed	(4,706)	(11,061)
Net Increase (Decrease) in Class I Shares Outstanding	370	(3,293)
Class II:
Shares Subscribed	1,128	2,164
Shares Issued on Distributions Reinvested	311	225
Shares Redeemed	(356)	(624)
Net Increase (Decrease) in Class II Shares Outstanding	1,083	1,765

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$8.89	$9.04	$7.07	$6.94	$6.91
Income (Loss) from Investment Operations
Net Investment Income	0.73 #	0.65 #	0.63 #	0.56 #	0.64
Net Realized and Unrealized Gain (Loss)	0.30	0.14	1.34	0.08	0.06
Total from Investment Operations	1.03	0.79	1.97	0.64	0.70
Distributions from and/or in Excess of:
Net Investment Income	(0.73)	(0.64)	—	(0.51)	(0.67)
Net Realized Gain	(0.15)	(0.30)	—	—	—
Total Distributions	(0.88)	(0.94)	—	(0.51)	(0.67)
Net Asset Value, End of Period	$9.04	$8.89	$9.04	$7.07	$6.94
Total Return ±	12.25%	10.06%	27.86%	9.22%	10.10%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$155,945	$150,058	$182,341	$113,267	$54,153
Ratio of Expenses to Average Net Assets	1.09%	1.15%	1.21%	1.22%	1.17%
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A	N/A	1.20%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	8.18%	7.45%	7.68%	7.77%	8.92%
Portfolio Turnover Rate	63%	128%	248%	274%	378%

#      Per share amount is based on average shares outstanding.

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
				Period from
				December
				19, 2002* to
	Year Ended December 31,			December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.87	$9.02	$7.06	$7.57
Income (Loss) from Investment Operations
Net Investment Income#	0.71	0.65	0.61	0.02
Net Realized and Unrealized Gain (Loss)	0.30	0.14	1.35	(0.02)
Total from Investment Operations	1.01	0.79	1.96	0.00
Distributions from and/or in Excess of:
Net Investment Income	(0.72)	(0.64)	—	(0.51)
Net Realized Gain	(0.15)	(0.30)	—	—
Total Distributions	(0.87)	(0.94)	—	(0.51)
Net Asset Value, End of Period	$9.01	$8.87	$9.02	$7.06
Total Return ±	12.14%	10.08%	27.76%	0.00	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,994	$23,846	$8,337	$ @—
Ratio of Expenses to Average Net Assets(1)	1.14%	1.20%	1.26%	1.27	%**
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A	N/A	1.25%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	8.08%	7.57%	7.63%	7.72	%**
Portfolio Turnover Rate	63%	128%	248%	274	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.44%	1.50%	1.56%	1.57	%**
Net Investment Income to Average Net Assets	7.78%	7.27%	7.33%	7.42	%**

*      Commenced offering

**   Annualized

#      Per share amount is based on average shares outstanding.

††    Not annualized

@    Amount is less than $500.

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A.    Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Foreign Currency Translation and Foreign Investments:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont'd)

translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.     Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5.     Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6.     Forward Commitments and When-Issued/Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7.     Loan Agreements: The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. The Portfolio’s investments in Loans may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties. The Portfolio’s investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.75%	0.70%	0.65%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $86,000. Prior to April 29, 2005, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income (000)	Capital Gain (000)	Income (000)	Capital Gain (000)
$16,654	$—	$16,825	$600

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, paydown adjustments and defaulted bonds, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss) (000)	Gain (Loss) (000)	Capital (000)
$1,042	$(1,042)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$17,199	$1,354

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$178,369	$14,712	$(5,281)	$9,431

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005,

the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $17,000.

H. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $115,052,000 and $107,366,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.0% and 89.5%, for Class I and Class II shares, respectively.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -

Emerging Markets Debt Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Debt Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

				Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Overseen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Michael Bozic (64) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

18

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Overseen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*      Each Director serves an indefinite term, until his or her successor is elected.

**   The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) 1585 Broadway, New York, New York 10036	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*              This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

20

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Distributor
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00133I-Y12/05

21

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Emerging Markets Equity Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview

Emerging Markets Equity Portfolio

The Emerging Markets Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability. In addition, investing in emerging markets may involve a relative higher degree of volatility.

Performance

For the year ended December 31, 2005, the Portfolio’s Class I Shares had a total return of 33.85%, net of fees, compared to 34.00% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (the “Index”). The Portfolio’s Class II Shares had a total return of 33.76%, net of fees.

Factors Affecting Performance

•                  Global emerging markets posted a third consecutive calendar year of double-digit returns. The asset class appreciated 34.0 percent in 2005, following returns of 25.6 percent in 2004 and 55.3 percent in 2003. Emerging markets continued to outperform developed markets as well, beating the S&P 500® Index by 29 percentage points and developed international markets, as measured by the MSCI EAFE Index, by 20 percentage points.

•                  During the year, the emerging market asset class benefited from strong macroeconomic growth, good corporate governance and attractive commodity prices. Latin America was the star performer, appreciating 50 percent; followed by Europe, Middle East and Africa (EMEA), returning 38.4 percent; and Asia, gaining 26.8 percent.

•                  Egypt, Colombia, Russia, Jordan and Argentina were among the best performing countries in the emerging markets region. Posting the only negative return in the region, Venezuela lagged most significantly, followed by Malaysia and Taiwan.

•                  Overall country allocation contributed favorably to the Portfolio’s performance. The Portfolio’s underweight to Taiwan, and overweights to Mexico, Brazil and India were among the key drivers of relative performance. Overweights to Russia, up 73 percent for the year, and Egypt, up 161 percent, further enhanced performance.

•                  Certain stock selections detracted from performance. The Portfolio’s underweight in energy companies in China, South Africa and Russia slowed its pace.

•                  An underweight to South Korea, which rose 58 percent, tempered relative performance as well.

Management Strategies

•                  Relative to the Index, the Portfolio is overweighted in Latin America and EMEA and underweighted Asia. As of the close of the period, Russia, Mexico, Brazil, Turkey and Poland were the focal areas of the Portfolio. In contrast, the Portfolio is underweighted in South Korea, Taiwan, Israel, Malaysia and China.

•                  The Portfolio is positioned for secular growth with overweights versus the Index in the consumer staples, consumer discretionary and wireless telecommunications sectors.

•                  We increased the Portfolio’s exposure to select Chinese banking stocks during the reporting period, given the improved banking dynamics in the country and the rising consumer credit sector.

•                  On a country level, we trimmed the Portfolio’s position in Egypt and exited the market by the close of the reporting period. This strategy reflected our analysis of the slowdown in reform momentum and expensive valuations. We increased the Portfolio’s position in South Korea and South Africa by focusing on stocks with visible growth supported by domestic demand. We continued to emphasize Russia from a bottom-up and top-down perspective, given its overall economic conditions. Throughout the year, we increased the Portfolio’s exposure to Russia, focusing on domestic-oriented sectors and select energy stocks.

January 2006

Performance Compared to the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Years	Since Inception(5)
Portfolio – Class I(3)	33.85%	16.01%	6.95%
MSCI Emerging Markets Free Net Index	34.00	19.09	6.62
Portfolio – Class II(4)	33.76	—	34.08
MSCI Emerging Markets Free Net Index	34.00	—	36.58

(1)          The MSCI Emerging Markets Free Net Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. This series approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

(2)          Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Emerging Markets Equity Portfolio

lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)          Commenced operations on October 1, 1996.

(4)          Commenced offering on January 10, 2003.

(5)          For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*      Commenced operations on October 1, 1996.

**   Commenced offering on January 10, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Emerging Markets Equity Portfolio

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 — December 31, 2005
Class I
Actual	$1,000.00	$1,268.50	$9.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.89	8.39

Class II
Actual	1,000.00	1,268.70	9.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.64	8.64

*                 Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.65% and 1.70%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (96.1%)
(Unless Otherwise Noted)
Austria (0.3%)
Raiffeisen International Bank Holding AG	(a)37,185	$2,445
Bermuda (0.3%)
Central European Media Enterprises Ltd.	(a)37,600	2,177
Brazil (12.3%)
All America Latina Logistica S.A.	62,300	2,658
Banco Itau Holding Financeira S.A.
(Preference)	197,110	4,746
Banco Itau Holding Financeira S.A. ADR	243,570	5,851
CEMIG (Preference)	7,355,362	299
CEMIG ADR	64,400	2,374
CIA Paranaense de Energia
(Preference)	157,531,000	1,212
CIA Paranaense de Energia ADR
(Preference B shares)	99,100	746
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar ADR	48,000	1,579
CPFL Energia S.A.	162,480	1,946
CPFL Energia S.A. ADR	23,080	804
CVRD (Preference A shares)	4,653	167
CVRD ADR	392,442	14,324
Embratel Participacoes S.A. (Preference)	(a)1,015,189,300	2,952
Empresa Brasileira de Aeronatica S.A. ADR	117,250	4,584
Gerdau S.A. (Preference)	153,600	2,582
Gerdau S.A. ADR	92,189	1,538
Investimentos Itau S.A. (Preference)	897,041	2,839
Perdigao S.A.	51,700	1,744
Petrobras S.A. (Preference)	122,752	1,953
Petrobras S.A. ADR	113,224	8,069
Petrobras S.A. ADR (Preference)	259,372	16,696
Telesp Celular Participacoes S.A.	(a)18,787	68
Telesp Celular Participacoes S.A.
(Preference)	(a)463,415	1,754
Tractebel Energia S.A.	233,700	1,504
Unibanco - Uniao de Bancos Brasileiros S.A.	179,294	8,083
		91,072
Chile (0.6%)
Enersis S.A. (Chile) ADR	398,770	4,382
China/Hong Kong (5.3%)
Air China Ltd., Class H	(a)311,000	99
Asia Aluminum Holdings Ltd.	(a)11,574,000	1,000
China Construction Bank Class H	(a)(b)11,236,000	3,913
China Life Insurance Co., Ltd.	(a)3,156,000	2,788
China Mobile Hong Kong Ltd.	1,017,000	4,814
China Resources Power Holdings Co.	3,067,000	1,731
China Techfaith Wireless Communication
Technology Ltd. ADR	(a)37,700	509
China Unicom Ltd.	2,394,000	1,945
Global Bio-Chem Technology Group Co., Ltd.	5,602,000	2,456
GOME Electrical Appliances Holdings Ltd.	5,333,000	3,611
Grande Holdings Ltd.	809,000	626
Hopewell Highway Infrastructure Ltd.	2,055,000	$1,365
Huadian Power International Co.	4,399,000	1,123
Kingboard Chemical Holdings Ltd.	780,000	2,113
Moulin Global Eyecare Holdings Ltd.	(a)(c)778,000	@—
PetroChina Co., Ltd., Class H	5,842,000	4,784
Ping An Insurance Group Co. of China Ltd., Class H	1,286,000	2,372
Shougang Concord Century Holdings Ltd.	4,689,000	224
TPV Technology Ltd.	3,262,000	3,217
Victory City International Holdings Ltd.	1,629,000	473
		39,163
Colombia (0.5%)
BanColombia S.A. ADR	116,070	3,346
Hungary (0.7%)
Gedeon Richter Rt.	29,822	5,358
India (7.3%)
ABB Ltd. India	60,500	2,588
Aventis Pharma Ltd./India	46,500	1,711
Bharat Heavy Electricals Ltd.	244,357	7,533
Cipla Ltd.	201,500	1,986
Container Corp. of India Ltd.	58,864	1,896
Glenmark Pharmaceuticals Ltd.	180,000	1,257
Gujarat Ambuja Cements Ltd.	445,500	788
Gujarat Ambuja Cements Ltd. GDR	787,500	1,378
HDFC Bank Ltd.	154,000	2,426
Hero Honda Motors Ltd.	160,875	3,074
Hindalco Industries Ltd.	395,000	1,259
Hindustan Lever Ltd.	589,500	2,584
Housing Development Finance Corp., Ltd.	94,000	2,522
ICICI Bank Ltd. ADR	18,500	533
India Info.com PCL	(c)58,026	@—
Infosys Technologies Ltd.	90,492	6,027
ITC Ltd.	395,000	1,247
ITC Ltd. GDR (Registered)	208,500	648
Mahindra & Mahindra Ltd.	243,000	2,765
Morgan Stanley India Growth Fund	(a)(d)3,926,900	2,892
Punj Lloyd Ltd.	(a)4,475	70
Punjab National Bank	(c)150,500	1,653
Reliance Industries Ltd.	88,500	1,750
Siemens India Ltd.	25,500	2,046
Uti Bank Ltd.	125,500	799
Uti Bank Ltd. GDR	(a)113,000	722
Wipro Ltd.	190,000	1,957
		54,111
Indonesia (0.2%)
Bank Mandiri Persero Tbk PT	7,407,000	1,236
Malaysia (1.3%)
Bandar Raya Developments Bhd	981,400	224
Commerce Asset Holdings Bhd	824,000	1,243
IOI Corp. Bhd	337,000	1,106
Magnum Corp. Bhd	1,714,000	862
MK Land Holdings Bhd	1,299,000	175
Resorts World Bhd	358,000	1,061
Road Builder Malaysia Holdings Bhd	597,000	219
Tenaga Nasional Bhd	1,046,600	2,741

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Malaysia (cont’d)
YTL Corp. Bhd	1,303,866	$1,846
		9,477
Mexico (10.4%)
America Movil S.A. de C.V., Class L ADR	811,815	23,754
Empresas ICA Sociedad Controladora SA de C.V.	(a)339,716	831
Empresas ICA Sociedad Controladora SA de C.V. ADR	(a)7,875	230
Fomento Economico Mexicano S.A. de C.V. ADR	96,840	7,022
Grupo Televisa S.A. ADR	241,530	19,443
Kimberly-Clark de Mexico S.A. de C.V., Class A	646,200	2,309
Wal-Mart de Mexico S.A. de C.V., Class V	3,895,597	21,617
Wal-Mart de Mexico S.A. de C.V., Class V ADR	28,115	1,559
		76,765
Morocco (0.8%)
Attijariwafa Bank	5,099	685
Banque Marocaine du Commerce Exterieur	27,800	2,259
ONA S.A.	28,100	3,255
		6,199
Pakistan (0.4%)
National Bank of Pakistan	286,700	957
Pakistan Telecommunication Co., Ltd.	1,728,300	1,891
		2,848
Peru (0.2%)
Credicorp Ltd.	68,700	1,566
Poland (3.6%)
Agora S.A.	129,673	2,754
Bank Millennium S.A.	489,587	791
Bank Pekao S.A.	89,310	4,798
Central European Distribution Corp.	(a)97,800	3,926
Polski Koncern Naftowy Orlen S.A.	87,247	1,684
Powszechna Kasa Oszczednosci Bank Polski S.A.	505,357	4,511
Telekomunikacja Polska S.A. GDR	338,200	2,430
TVN S.A.	(a)224,190	5,383
		26,277
Russia (10.0%)
Efes Breweries International N.V. GDR	(a)76,720	2,183
Highland Gold Mining Ltd.	633,900	2,677
LUKOIL ADR	474,086	28,208
MMC Norilsk Nickel ADR	33,300	3,157
Mobile Telesystems ADR	131,440	4,600
Mobile Telesystems GDR	51,700	1,811
OAO Gazprom ADR (Registered)	91,600	6,687
Pyaterochka Holding N.V. GDR	(a)172,925	2,499
Pyaterochka Holding N.V. GDR	(a)(b)142,272	2,056
Sberbank RF GDR	(a)81,398	10,639
Surgutneftegaz ADR	66,054	3,600
Unified Energy System (Registered) GDR	51,941	2,202
Wimm-Bill-Dann Foods OJSC ADR	(a)173,600	$4,172
		74,491
South Africa (12.4%)
African Bank Investments Ltd.	1,621,900	6,280
Aveng Ltd.	1,429,100	4,063
Edgars Consolidated Stores Ltd.	946,100	5,257
Harmony Gold Mining Co., Ltd.	(a)265,686	3,565
Harmony Gold Mining Co., Ltd. ADR	(a)331,739	4,329
Impala Platinum Holdings Ltd.	29,851	4,397
J.D. Group Ltd.	349,330	4,232
Massmart Holdings Ltd.	139,700	1,140
Mittal Steel South Africa Ltd.	100	1
MTN Group Ltd.	1,248,090	12,259
Murray & Roberts Holdings Ltd.	804,420	2,492
Naspers Ltd. Class N	614,260	10,874
Pretoria Portland Cement Co., Ltd.	68,200	3,306
Shoprite Holdings Ltd.	1,275,993	3,717
Standard Bank Group Ltd.	978,988	11,729
Steinhoff International Holdings Ltd.	1,746,500	5,175
Tiger Brands Ltd.	368,304	8,469
Woolworths Holdings Ltd.	229,300	515
		91,800
South Korea (13.9%)
Amorepacific Corp.	(a)4,204	1,319
Cheil Industries, Inc.	(a)69,620	1,942
Daelim Industrial Co.	(a)20,580	1,471
Doosan Heavy Industries and Construction Co., Ltd.	(a)151,100	5,692
Doosan Infracore Co., Ltd.	(a)80,830	1,452
GS Engineering & Construction Corp.	(a)87,120	4,583
Hanjin Heavy Industries & Construction Co., Ltd.	(a)87,100	2,032
Hankook Tire Co., Ltd.	(a)152,670	2,159
Hanmi Pharm Co., Ltd.	(a)9,996	1,379
Hyundai Mobis	(a)49,040	4,498
Hyundai Motor Co.	(a)49,180	4,750
Hyundai Motor Co. (2nd Preference)	(a)38,850	2,645
Kookmin Bank	(a)91,020	6,911
Korea Zinc Co., Ltd.	(a)39,950	2,022
KT&G Corp.	(a)96,570	4,318
NHN Corp.	(a)10,670	2,859
Orion Corp.	(a)22,159	6,169
Pusan Bank	(a)130,020	1,710
S-Oil Corp.	18,350	1,286
Samsung Electronics Co., Ltd.	24,315	15,904
Samsung Electronics Co., Ltd. (Preference)	10,951	5,337
Samsung Fire & Marine Insurance Co., Ltd.	26,825	3,408
Samsung SDI Co., Ltd.	(a)31,170	3,604
Shinhan Financial Group Co., Ltd.	(a)155,020	6,316
SK Corp.	(a)76,220	3,942
Woongjin Coway Co., Ltd.	66,370	1,578
Woori Finance Holdings Co., Ltd.	(a)160,800	3,208
		102,494
Taiwan (8.6%)
Acer, Inc.	957,000	2,405

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Taiwan (cont’d)
Asia Optical Co., Inc.	25,000	$172
AU Optronics Corp.	5,778,630	8,626
Cathay Financial Holding Co., Ltd.	1,798,000	3,259
Cheng Shin Rubber Industry Co., Ltd.	902,380	797
China Steel Corp.	1,661,550	1,265
Chinatrust Financial Holding Co.	2,925,239	2,317
Compal Electronics, Inc.	2,498,000	2,253
CTCI Corp.	1,256,069	526
Cyberlink Corp.	46,000	126
Delta Electronics, Inc.	1,697,638	3,481
Delta Electronics, Inc. GDR	110,798	1,135
Eva Airways Corp.	411	@—
Far EasTone Telecommunications Co., Ltd.	1,212,000	1,372
Formosa Petrochemical Corp.	1,067,000	1,892
High Tech Computer Corp.	179,000	3,359
HON HAI Precision Industry Co., Ltd.	898,200	4,925
Infortrend Technology, Inc.	396,000	601
Kaulin Manufacturing Co., Ltd.	566,282	514
Largan Precision Co., Ltd.	201,842	3,185
MediaTek, Inc.	431,568	5,088
Phoenixtec Power Co., Ltd.	863,045	941
Polaris Securities Co., Ltd.	1,596,870	722
Radiant Opto-Electronics Corp.	448,536	1,093
Shin Kong Financial Holdings Co., Ltd.	6,018,156	4,684
Springsoft, Inc.	709,953	1,164
Taishin Financial Holdings Co., Ltd.	2,147,642	1,125
Taiwan Mobile Co., Ltd.	1,515,000	1,325
Taiwan Semiconductor Manufacturing Co., Ltd.	1,107,000	2,108
Tsann Kuen Enterprise Co.	1,035,889	1,732
Vanguard International Semiconductor Corp.	2,289,094	1,743
		63,935
Thailand (2.5%)
Advanced Info Service PCL (Foreign)	1,012,300	2,616
Asian Property Development PCL	(c)5,477,000	457
Bangkok Bank PCL (Foreign)	771,500	2,163
CH. Karnchang PCL (Foreign)	(c)2,074,300	612
CP Seven Eleven PCL (Foreign)	(c)7,872,500	1,132
Italian-Thai Development PCL (Foreign)	(c)6,895,900	1,387
Kasikornbank PCL (Foreign)	815,100	1,490
Lalin Property PCL (Foreign)	(c)1,988,100	239
Land & Houses PCL (Foreign)	3,973,900	862
MBK PCL (Foreign)	(c)288,900	313
PTT PCL (Foreign)	(c)485,500	2,674
Siam City Bank PCL (Foreign)	1,140,000	675
Siam Commercial Bank PCL (Foreign)	342,500	434
Siam Makro PCL (Foreign)	(c)174,600	296
Thai Oil PCL (Foreign)	(c)551,800	854
Total Access Communication PCL	(a)556,000	1,801
True Corp. PCL (Foreign)	(a)2,489,000	607
		18,612
Turkey (4.5%)
Akcansa Cimento A.S.	467,299	2,837
BIM Birlesik Magazalar A.S.	(a)114,049	2,829
Dogan Yayin Holding A.S.	(a)1,103,242	4,371
Enka Insaat ve Sanayi A.S.	52,360	$651
Haci Omer Sabanci Holding A.S.	599,400	3,395
Hurriyet Gazetecilik A.S.	1,148,072	4,506
Turk Hava Yollari	(a)720,730	4,510
Turkiye Garanti Bankasi A.S.	(a)921,226	3,342
Turkiye Vakiflar Bankasi Tao	(a)351,600	1,862
Yapi Ve Kredi Bankasi A.S.	(a)1,133,383	5,287
		33,590
Total Common Stocks (Cost $522,074)		711,344

	Face Amount (000)

Fixed Income Securities (0.0%)
Russia (0.0%)

MSCI Holding Ltd., 5.00%, 4/15/07
(Secured Notes) (Cost $143)	$ (c)154	146
Short-Term Investment (3.8%)
Repurchase Agreement (3.8%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $27,889
(Cost $27,876)	(e)27,876	27,876
Total Investments (99.9%) (Cost $550,093)		739,366
Other Assets in Excess of Liabilities (0.1%)		675
Net Assets (100%)		$740,041

(a)                                  Non-income producing security.

(b)                                 144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Security was valued at fair value — At December 31, 2005, the portfolio held $9,763,000 of fair valued securities, representing 1.3% of net assets.

(d)                                 The Morgan Stanley India Growth Fund, acquired at a cost of $707,722 is advised by an affiliate of the Adviser. During the year ended December 31, 2005, there were no purchases or sales of this security. The Portfolio did not derive income from this security during the year ended December 31, 2005.

(e)                                  Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:  Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

Foreign Currency Exchange Contract Information:
The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	858	$111	1/3/06	USD	111	$111	$ @—
USD	8	8	1/3/06	ZAR	54	8	@—
USD	83	83	1/4/06	ZAR	529	84	1
USD	39	39	1/4/06	ZAR	251	39	@—
USD	177	177	1/5/06	ZAR	1,130	178	1
ZAR	736	116	1/6/06	USD	116	116	@—
ZAR	2,833	448	1/9/06	USD	446	447	(1)
ZAR	115,368	17,968	8/14/06	USD	17,075	17,075	(893)
		$18,950				$18,058	$(892)

HKD — Hong Kong Dollar

USD — U.S. Dollar

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	December 31, 2005 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $549,385)	$736,474
Investment in Affiliate, at Value (Cost $708)	2,892
Receivable for Investments Sold	1,922
Dividends Receivable	1,588
Foreign Currency (Cost $1,568)	1,568
Receivable for Portfolio Shares Sold	1,146
Foreign Withholding Tax Reclaim Receivable	9
Interest Receivable	8
Unrealized Appreciation on Foreign Currency Exchange Contracts	2
Other Assets	13
Total Assets	745,622
Liabilities:
Investment Advisory Fees Payable	2,084
Payable for Investments Purchased	1,532
Unrealized Depreciation on Foreign Currency Exchange Contracts	894
Deferred Capital Gain Country Tax	367
Payable for Portfolio Shares Redeemed	330
Custodian Fees Payable	119
Administration Fees Payable	152
Bank Overdraft Payable	26
Distribution Fees — Class II Shares	4
Directors’ Fees and Expenses Payable	4
Other Liabilities	69
Total Liabilities	5,581
NET ASSETS	$740,041
Net Assets Consist of:
Paid-in Capital	$527,576
Undistributed (Distributions in Excess of) Net Investment Income	4,389
Accumulated Net Realized Gain (Loss)	20,061
Unrealized Appreciation (Depreciation) on:
Investments (Net of $367 Deferred Capital Gain Country Tax)	188,906
Foreign Currency Exchange Contracts and Translations	(891)
Net Assets	$740,041
CLASS I:
Net Assets	$647,447
Net Asset Value, Offering and Redemption Price Per Share Applicable to 43,966,289 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.73
CLASS II:
Net Assets	$92,594
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,293,208 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.71

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Emerging Markets Equity Portfolio

Statement of Operations	Year Ended December 31, 2005 (000)
Investment Income:
Dividends (Net of $900 Foreign Taxes Withheld)	$12,477
Interest	706
Total Investment Income	13,183
Expenses:
Investment Advisory Fees (Note B)	6,701
Administration Fees (Note C)	1,344
Custodian Fees (Note E)	723
Distribution Fees — Class II Shares (Note D)	184
Shareholder Reporting Fees	100
Professional Fees	57
Directors’ Fees and Expenses	6
Other	30
Total Expenses	9,145
Investment Advisory Fees Waived (Note B)	(75)
Distribution Fees — Class II Shares Waived (Note D)	(158)
Expense Offset (Note E)	(1)
Net Expenses	8,911
Net Investment Income (Loss)	4,272
Realized Gain (Loss) on:
Investments Sold	63,134
Foreign Currency Transactions	437
Net Realized Gain (Loss)	63,571
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Increase in Deferred Capital Gain Country Tax of $188)	97,860
Foreign Currency Exchange Contracts and Translations	743
Net Change in Unrealized Appreciation (Depreciation)	98,603
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	162,174
Net Increase (Decrease) in Net Assets Resulting from Operations	$166,446

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$4,272	$2,546
Net Realized Gain (Loss)	63,571	51,534
Net Change in Unrealized Appreciation (Depreciation)	98,603	16,522
Net Increase in Net Assets Resulting from Operations	166,446	70,602
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,842)	(2,243)
Class II:
Net Investment Income	(184)	(138)
Total Distributions	(2,026)	(2,381)
Capital Share Transactions:(1)
Class I:
Subscriptions	192,214	179,955
Distributions Reinvested	1,842	2,242
Redemptions	(91,025)	(171,618)
Class II:
Subscriptions	56,755	26,002
Distributions Reinvested	184	138
Redemptions	(13,984)	(7,918)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	145,986	28,801
Total Increase (Decrease) in Net Assets	310,406	97,022
Net Assets:
Beginning of Period	429,635	332,613
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $4,389 and $1,643, respectively)	$740,041	$429,635
(1) Capital Share Transactions:
Class I:
Shares Subscribed	15,546	18,672
Shares Issued on Distributions Reinvested	158	258
Shares Redeemed	(7,734)	(18,722)
Net Increase (Decrease) in Class I Shares Outstanding	7,970	208
Class II:
Shares Subscribed	4,500	2,746
Shares Issued on Distributions Reinvested	16	16
Shares Redeemed	(1,116)	(872)
Net Increase (Decrease) in Class II Shares Outstanding	3,400	1,890

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.05	$9.04	$6.04	$6.63	$7.09
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.10 #	0.07 #	0.07 #	(0.03)#	0.02
Net Realized and Unrealized Gain (Loss)	3.63	2.00	2.93	(0.56)	(0.48)
Total from Investment Operations	3.73	2.07	3.00	(0.59)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)	(0.06)	—	—	—
Net Asset Value, End of Period	$14.73	$11.05	$9.04	$6.04	$6.63
Total Return ±	33.85%	23.11%	49.67%	(8.90)%	(6.49)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$647,447	$397,693	$323,547	$156,915	$152,857
Ratio of Expenses to Average Net Assets(1)†	1.65%	1.70%	1.78%	1.81%	1.85%
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A	N/A	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.81%	0.71%	0.95%	(0.40)%	0.24%
Portfolio Turnover Rate	53%	72%	92%	134%	132%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.66%	1.71%	1.87%	1.93%	2.12%
Net Investment Income (Loss) to Average Net Assets	0.80%	0.70%	0.86%	(0.53)%	(0.03)%

#                 Per share amount is based on average shares outstanding.

†                  Effective November 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class I shares. Prior to November 1, 2004, the maximum ratio was 1.75% for Class I shares.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Year Ended December 31		Period from January 10, 2003* to December 31,
Selected Per Share Data and Ratios	2005	2004	2003
Net Asset Value, Beginning of Period	$11.04	$9.03	$6.22
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.08	0.06	0.05
Net Realized and Unrealized Gain (Loss)	3.64	2.01	2.76
Total from Investment Operations	3.72	2.07	2.81
Distributions from and/or in Excess of:
Net Investment Income	(0.05)	(0.06)	—
Net Asset Value, End of Period	$14.71	$11.04	$9.03
Total Return ±	33.76%	23.00%	45.34	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,594	$31,942	$9,066
Ratio of Expenses to Average Net Assets(1)†	1.70%	1.75%	1.83	%**
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A	N/A	1.80	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.66%	0.64%	0.90	%**
Portfolio Turnover Rate	53%	72%	92	%††
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	2.01%	2.06%	2.22	%**
Net Investment Income (Loss) to Average Net Assets	0.35%	0.33%	0.51	%**

*                 Commenced offering

**          Annualized

#                 Per share amount is based on average shares outstanding.

†                  Effective November 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70% for Class II shares. Prior to November 1, 2004, the maximum ratio was 1.80% for Class II shares.

††            Not annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offering two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A.   Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.          Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

                        All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.          Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.          Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to security transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2005, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.          Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.          Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

B.    Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	From $1 billion to $2.5 billion	More than $2.5 billion
1.25%	1.20%	1.15%	1.00%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.65% for Class I shares and 1.70% for Class II shares. For the year ended December 31, 2005, this waiver amounted to $75,000.

C.    Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D.    Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $158,000. Prior to April 29, 2005, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E.     Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.    Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by certain of the countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,026	$—	$2,381	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$500	$(500)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,841	$21,103

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)

$553,319	$198,613	$(12,566)	$186,047

During the year ended December 31, 2005, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $41,405,000.

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $1,156,000.

H.    Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $419,508,000 and $278,631,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

During the year ended December 31, 2005, the Portfolio incurred $12,672 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer. Additionally, during the year ended December 31, 2005, the Portfolio paid $2,813 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 53.6% and 78.1%, for Class I and Class II shares, respectively.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Emerging Markets Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Equity Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund ComplexOver- seen by Director**	Other Directorships Held by Director
Michael Bozic (64) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly Managing Director of Summit Ventures LLC (2000- 2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

18

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:
Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseenby Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK)  number is 1011378 and the SAI is found within form type 485BPOS.

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) 1585 Broadway, New York, New York 10036	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                 This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

20

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, New York 10020	Legal Counsel Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Distributor Morgan Stanley Distribution, Inc. One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, Pennsylvania 19428-2899	Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116-5072

Custodian JPMorgan Chase Bank, N.A. 270 Park Avenue New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00121I-Y12/05

21

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Global Value Equity Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview

Global Value Equity Portfolio

The Global Value Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

Performance

For the year ended December 31, 2005, the Portfolio had a total return of 5.83%, net of fees, compared to 9.49% for the Morgan Stanley Capital International (MSCI) World Index (the “Index”).

Factors Affecting Performance

•                  Global stock markets posted mixed performance throughout the year. In the United States, soaring oil prices, inflationary concerns, ongoing monetary tightening and the Gulf Coast hurricanes called into question the pace of economic growth and resulted in more muted equity performance. The major European markets gained as investors took a more positive view of the prospects of the German economy. In the United Kingdom, equity markets were weaker due in part to concerns of slowing consumer and industrial trends. Market sentiment improved as the period progressed and the Bank of England reduced rates, however. Japan’s market performed very strongly, boosted by a range of factors. Deflation abated, economic recovery continued, and the privatization of the Japanese postal system advanced. Despite high oil prices, the world economy appeared to be in a reasonably healthy state as the period came to a close.

•                  The Portfolio benefited from stock selection in the consumer staples sector, with holdings in the tobacco industry and food and beverage industries performing especially well. Because these companies enjoy predictable ongoing consumer demand for their products, they were particularly attractive in a less certain economic climate. The Portfolio was also well served by its industrials stocks. In particular, commercial aerospace stocks boosted returns as the market rewarded well-executed business strategies.

•                  However, these positive factors were overshadowed by stock selection and marginal underweight in the energy sector. Our value conscious discipline led us to favor integrated oil companies rather than higher priced and more historically volatile oil services stocks. While the Portfolio’s holdings posted strong returns in absolute terms, they did not keep pace with the exceptional performance of oil services.

•                  Financials stocks also detracted from performance, with insurance stocks falling short of expectations. Stock selection and overweighted positions in telecommunications services and healthcare further tempered the pace of relative performance.

•                  Although there were a number of stock changes in the Portfolio over the year, the key sector overweights and underweights relative the to Index remained the same.

Management Strategies

•                  The Portfolio was positioned defensively throughout the period. Our investment discipline found greater value in consumer staples, telecommunications services and pharmaceutical stocks. As the result of individual stock decisions, we continue to hold overweight positions relative to the Index in these sectors. Conversely, as of the close of the period, the Portfolio was underweight relative to the Index in the financials, energy and information technology sectors.

•                  Within telecommunications, we added Asian companies and pared exposure to European and U.S. companies. Our view is that these Asian companies are trading at relatively compelling valuations and offer exciting growth potential.

•                  Our approach and philosophy remained unaltered throughout the period. Our disciplined and proven investment process was driven by rigorous individual stock selection, rather than by “top down” regional or sector allocations. We applied strict criteria for value and quality.

January 2006

Performance Compared to the Morgan Stanley Capital International (MSCI) World Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Years	Since Inception(4)
Portfolio(3)	5.83%	3.67%	7.35%
MSCI World Index	9.49	2.18	6.44

(1)          The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific Region.

(2)          Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)          Commenced operations on January 2, 1997.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Global Value Equity Portfolio

(4)          For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 – December 31, 2005

Actual	$1,000.00	$1,071.00	$5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35

* Expenses are equal to the Portfolio’s annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the categorylabeled “Other”.

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

Global Value Equity Portfolio

	Shares	Value
		(000)
Common Stocks (97.2%)
Australia (2.1%)
Boral Ltd.	135,090	$802
Foster’s Group Ltd.	178,067	729
National Australia Bank Ltd.	53,118	1,262
		2,793
Bermuda (3.2%)
Tyco International Ltd.	111,379	3,214
XL Capital Ltd., Class A	16,573	1,117
		4,331
France (5.4%)
BNP Paribas S.A.	21,237	1,719
Lafarge S.A.	16,931	1,523
Sanofi-Aventis	22,623	1,982
Total S.A.	8,197	2,059
		7,283
Germany (1.6%)
BASF AG	9,925	760
Bayerische Motoren Werke AG	30,664	1,345
		2,105
Hong Kong (0.6%)
HongKong Electric Holdings Ltd.	160,000	793
Ireland (2.3%)
Bank of Ireland	117,223	1,847
Kerry Group plc, Class A	54,317	1,203
		3,050
Italy (2.9%)
ENI S.p.A.	92,386	2,562
Telecom Italia S.p.A. RNC	532,884	1,322
		3,884
Japan (8.9%)
Astellas Pharma, Inc.	36,800	1,436
Canon, Inc.	31,700	1,855
Fuji Photo Film Co., Ltd.	40,500	1,340
Kao Corp.	61,000	1,635
Mitsui Sumitomo Insurance Co., Ltd.	72,000	881
Sumitomo Electric Industries Ltd.	127,000	1,929
Takeda Pharmaceutical Co., Ltd.	40,500	2,192
Toyota Motor Corp.	13,000	675
		11,943
Netherlands (4.6%)
Koninklijke Philips Electronics N.V.	20,781	646
Royal Dutch Shell plc ADR	52,995	3,259
Unilever N.V. CVA	18,886	1,293
Wolters Kluwer N.V. CVA	48,249	976
		6,174
New Zealand (0.9%)
Telecom Corp. of New Zealand Ltd.	296,173	1,216
South Korea (0.8%)
SK Telecom Co., Ltd. ADR	52,159	1,058
Spain (1.9%)
Banco Bilbao Vizcaya Argentaria S.A.	77,031	1,375
Telefonica S.A.	74,301	$1,118
		2,493
Switzerland (4.1%)
Nestle S.A. (Registered)	5,588	1,671
Novartis AG (Registered)	12,220	642
Syngenta AG	(a)12,560	1,563
UBS AG (Registered)	16,951	1,614
		5,490
Taiwan (0.7%)
Chunghwa Telecom Co., Ltd. ADR	53,258	977
United Kingdom (19.1%)
Amvescap plc	101,621	773
BAA plc	74,147	800
Barclays plc	172,927	1,818
Cadbury Schweppes plc	287,582	2,719
Diageo plc	104,057	1,508
GlaxoSmithKline plc	143,339	3,623
Imperial Tobacco Group plc	85,834	2,565
Morrison WM Supermarkets plc	430,958	1,435
Reckitt Benckiser plc	9,463	313
Reed Elsevier plc	242,228	2,276
Rentokil Initial plc	187,218	527
Rolls-Royce Group plc	(a)332,061	2,442
Rolls-Royce Group plc, Class B	11,457,903	20
Royal Bank of Scotland Group plc	71,008	2,144
Vodafone Group plc	863,888	1,865
WPP Group plc	68,680	743
		25,571
United States (38.1%)
Alcoa, Inc.	36,577	1,082
Altria Group, Inc.	42,325	3,163
American Electric Power Co., Inc.	36,891	1,368
American International Group, Inc.	11,901	812
AT&T Inc.	27,783	680
BJ’s Wholesale Club, Inc.	(a)36,711	1,085
Boeing Co.	54,886	3,855
Bristol-Myers Squibb Co.	67,520	1,552
Chevron Corp.	26,229	1,489
Citigroup, Inc.	118,081	5,731
Exxon Mobil Corp.	10,774	605
First Data Corp.	35,988	1,548
Freddie Mac	31,036	2,028
General Dynamics Corp.	5,781	659
Hewlett-Packard Co.	67,663	1,937
International Business Machines Corp.	37,754	3,103
McDonald’s Corp.	47,473	1,601
Mellon Financial Corp.	48,873	1,674
Merrill Lynch & Co., Inc.	27,202	1,842
New York Times Co. (The), Class A	20,284	536
Northrop Grumman Corp.	20,089	1,208
Pfizer, Inc.	93,093	2,171
Schering-Plough Corp.	134,261	2,799
St. Paul Travelers Cos., Inc. (The)	37,240	1,664
Verizon Communications, Inc.	40,519	1,220
Viacom, Inc., Class B	(a)36,712	1,197

The accompanying notes are an integral part of the financial statements.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

	Shares	Value (000)
United States (cont’d)
Wyeth	64,537	$2,973
Xerox Corp.	(a)96,845	1,419
		51,001
Total Common Stocks (Cost $110,205)		130,162

	Face
	Amount (000)
Short-Term Investment (2.9%)
Repurchase Agreement (2.9%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $3,873 (Cost $3,871)	$ (b)3,871	3,871
Total Investments (100.1%) (Cost $114,076)		134,033
Liabilities in Excess of Other Assets (-0.1%)		(83)
Net Assets (100%)		$133,950

(a)           Non-income producing security.

(b)           Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR       American Depositary Receipt

CVA       Certificaten Van Aandelen

RNC        Non-Convertible Savings Shares

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Global Value Equity Portfolio

Statement of Assets and Liabilities	December 31, 2005 (000)
Assets:
Investments, at Value (Cost $114,076)	$134,033
Cash	9
Dividends Receivable	198
Foreign Currency (Cost $156)	156
Foreign Withholding Tax Reclaim Receivable	28
Receivable for Portfolio Shares Sold	8
Interest Receivable	1
Other Assets	4
Total Assets	134,437
Liabilities:
Investment Advisory Fees Payable	226
Payable for Portfolio Shares Redeemed	186
Administration Fees Payable	29
Custodian Fees Payable	11
Directors’ Fees and Expenses Payable	1
Other Liabilities	34
Total Liabilities	487
NET ASSETS	$133,950
Net Assets Consist of:
Paid-in Capital	$109,364
Undistributed (Distributions in Excess of) Net Investment Income	2,110
Accumulated Net Realized Gain (Loss)	2,523
Unrealized Appreciation (Depreciation) on:
Investments	19,957
Foreign Currency Translations	(4)
Net Assets	$133,950
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,005,119 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.87

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Global Value Equity Portfolio

Statement of Operations	Year Ended December 31, 2005 (000)
Investment Income:
Dividends (Net of $147 Foreign Taxes Withheld)	$3,441
Interest	145
Total Investment Income	3,586
Expenses:
Investment Advisory Fees (Note B)	917
Administration Fees (Note C)	340
Custodian Fees (Note D)	54
Shareholder Reporting Fees	45
Professional Fees	27
Directors’ Fees and Expenses	2
Other	14
Total Expenses	1,399
Expense Offset (Note D)	@—
Net Expenses	1,399
Net Investment Income (Loss)	2,187
Realized Gain (Loss) on:
Investments Sold	6,349
Foreign Currency Transactions	(70)
Net Realized Gain (Loss)	6,279
Change in Unrealized Appreciation (Depreciation) on:
Investments	(642)
Foreign Currency Translations	(18)
Net Change in Unrealized Appreciation (Depreciation)	(660)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	5,619
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,806

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Global Value Equity Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$2,187	$1,371
Net Realized Gain (Loss)	6,279	6,348
Net Change in Unrealized Appreciation (Depreciation)	(660)	7,779
Net Increase (Decrease) in Net Assets Resulting from Operations	7,806	15,498
Distributions from and/or in Excess of:
Net Investment Income	(1,426)	(932)
Net Realized Gain	(980)	—
Total Distributions	(2,406)	(932)
Capital Share Transactions:(1)
Subscriptions	20,553	43,408
Distributions Reinvested	2,406	932
Redemptions	(30,096)	(28,832)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,137)	15,508
Total Increase (Decrease) in Net Assets	(1,737)	30,074
Net Assets:
Beginning of Period	135,687	105,613
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $2,110 and $1,420, respectively)	$133,950	$135,687
(1) Capital Share Transactions:
Shares Subscribed	1,446	3,311
Shares Issued on Distributions Reinvested	173	71
Shares Redeemed	(2,105)	(2,212)
Net Increase (Decrease) in Capital Shares Outstanding	(486)	1,170

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Global Value Equity Portfolio

	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.30	$12.69	$9.84	$12.13	$13.19
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.23 #	0.15 #	0.14 #	0.10 #	0.10
Net Realized and Unrealized Gain (Loss)	0.59	1.56	2.71	(2.15)	(1.03)
Total from Investment Operations	0.82	1.71	2.85	(2.05)	(0.93)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)	(0.10)	—	(0.13)	(0.13)
Net Realized Gain	(0.10)	—	—	(0.11)	—
Total Distributions	(0.25)	(0.10)	—	(0.24)	(0.13)
Net Asset Value, End of Period	$14.87	$14.30	$12.69	$9.84	$12.13
Total Return ±	5.83%	13.54%	28.96%	(16.87)%	(7.04)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$133,950	$135,687	$105,613	$76,180	$70,422
Ratio of Expenses to Average Net Assets(1)	1.02%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.60%	1.15%	1.33%	0.95%	0.87%
Portfolio Turnover Rate	26%	27%	65%	35%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	1.17%	1.28%	1.27%	1.28%
Net Investment Income (Loss) to Average Net Assets	N/A	1.13%	1.20%	0.83%	0.74%

#                 Per share amount is based on average shares outstanding.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected as unrealized gains (losses) on Foreign Currency Translations on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2005, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B.            Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	From $1 billion to $1.5 billion	From $1.5 billion to $2.5 billion	From $2.5 billion to $3.5 billion	From $3.5 billion to $4.5 billion	More than $4.5 billion
0.67%	0.645%	0.62%	0.595%	0.57%	0.545%

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

Morgan Stanley Investment Management Limited, (the “Sub- Adviser” or “MSIM Limited”) a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from thePortfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long- Term Capital Gain (000)

$1,426	$980	$932	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(71)	$71	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,632	$4,711

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

At December 31, 2005, cost and unrealized appreciation and (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$116,773	$20,009	$(2,749)	$17,260

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $8,000.

G. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $33,562,000 and $40,242,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

During the year ended December 31, 2005, the Portfolio incurred $384 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 77.7%.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The Universal Institutional Funds, Inc. -

Global Value Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Global Value Equity Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global Value Equity Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 64.3%.

For the year ended December 31, 2005, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $101,000 and has derived gross income from sources within foreign countries in the amount of approximately $2,361,000.

The Portfolio hereby designates $980,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Director	Posi- tion(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Com- plex Over- seen by Director**	Other Directorships Held by Director
Michael Bozic (64) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly Managing Director of Summit Ventures LLC (2000- 2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Name, Age and Address of Director	Posi- tion(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Com- plex Over- seen by Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) 1585 Broadway, New York, New York 10036	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                 This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, New York 10020	Legal Counsel Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Distributor Morgan Stanley Distribution, Inc. One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, Pennsylvania 19428-2899	Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116-5072

Custodian JPMorgan Chase Bank, N.A. 270 Park Avenue New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSRand N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00126I-Y12/05

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

International Magnum Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview

International Magnum Portfolio

The International Magnum Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

Performance

For the year ended December 31, 2005, the Portfolio had a total return 11.07%, net of fees, compared to 13.54% for the Morgan Stanley Capital International (MSCI) EAFE Index (the “Index”).

Factors Affecting Performance

•                  International economic growth turned out to be surprisingly resilient, despite skyrocketing oil prices, U.S. natural disasters, rising interest rates and structural imbalances. Economic recovery set in Japan, heralding the end of its deflationary cycle and leading to strong stock market gains. Even Europe with its fragile economic recovery posted double-digit stock returns.

•                  Cyclical sectors outperformed during the year, with materials and industrials leading the way. Materials benefited from receding oil prices and solid consumer spending, while industrials rose in the aftermath of two devastating U.S. hurricanes. Energy outperformed the broad market as oil prices soared to new highs. Financials surprisingly outperformed despite the inversion of the bond yield curve. Financial stocks rallied in the fourth quarter amid speculation of a peak in the U.S. interest rate cycle. The health care sector underperformed relative to the broader index, as pharmaceutical stocks were dogged by patent expiry, lack of new drugs and competition from generics. Technology, particularly software and services stocks, gained from improved spending trends in security and storage. Telecommunications stocks trailed for the year given adverse sector trends and weak fundamentals.

•                  The primary cause of the underperformance during the year was driven by security selection within Europe and Japan. European performance was hampered by security selection within materials, consumer staples and consumer discretionary. Security selection within the Japanese materials and consumer discretionary groups also hurt overall results.

•                  Secondary causes of underperformance can be attributed to the Portfolio’s overweight to the underperforming European telecom sector and to an underweight to the Japanese financial sector. The latter sector gained on momentum and speculation, rather than on strong underlying fundamentals.

Management Strategies

•                  The Portfolio ended the year overweight to Japan and underweight to Europe and Asia ex-Japan. Within Europe, the Portfolio was overweight to the Euro-Zone and underweight the United Kingdom. These regional allocation decisions benefited the Portfolio throughout the year. As of the close of the period, Japan appears to be finally poised for recovery. Highlighting this revival is a pickup in domestic demand and a further decline in the unemployment rate. Japanese export volumes remain strong, adding to the broad based recovery that seems underway. In contrast to previous patches of growth primarily stimulated by exports, this recovery has gained sustenance from internal demand. The Euro Zone seems poised to participate in continued global growth with valuation remaining reasonable.

•                  As of the close of the period, the Portfolio’s largest overweight positions within sectors are to information technology, consumer staples, health care and telecom services. The Portfolio’s most significant underweights are to financials, utilities and energy.

January 2006

Performance Compared to the Morgan Stanley Capital International (MSCI) EAFE Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Years	Since Inception(4)

Portfolio – Class I(3)	11.07%	2.21%	4.05%
MSCI EAFE Index	13.54	4.55	5.93

(1)   The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australasia and the Far East. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(2)   Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)   Commenced operations on January 2, 1997.

(4)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

1

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview (cont’d)

International Magnum Portfolio

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 — December 31, 2005

Actual	$1,000.00	$1,134.80	$6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85

* Expenses are equal to the Portfolio’s annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry as a percentage of total investments.

*    Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments

International Magnum Portfolio

	Shares	Value (000)
Common Stocks (90.2%)
Australia (2.8%)
AMP Ltd.	105,500	$595
Australia & New Zealand Banking Group Ltd.	13,640	240
BHP Billiton Ltd.	52,343	873
Coles Myer Ltd.	15,100	113
Gunns Ltd.	71,800	171
National Australia Bank Ltd.	10,930	260
Newcrest Mining Ltd.	18,400	328
Qantas Airways Ltd.	38,100	113
QBE Insurance Group Ltd.	21,250	305
Rio Tinto Ltd.	18,250	923
Westpac Banking Corp.	19,050	318
		4,239
Austria (0.8%)
Erste Bank der Oesterreichischen
Sparkassen AG	7,655	426
Telekom Austria AG	21,766	490
Wiener Staedtische Allgemeine Versicherung AG	4,500	266
		1,182
Belgium (1.0%)
AGFA-Gevaert N.V.	29,344	535
Fortis	9,425	300
Solvay S.A., Class A	5,511	608
		1,443
Finland (0.6%)
Nokia Oyj	50,283	920
France (11.2%)
Atos Origin S.A.	(a)8,245	543
AXA S.A.	44,124	1,424
BNP Paribas S.A.	34,047	2,755
Carrefour S.A.	11,560	542
Credit Agricole S.A.	20,167	635
France Telecom S.A.	95,907	2,383
Gaz de France	19,781	580
Groupe Danone	2,975	311
Pernod-Ricard S.A.	3,151	550
Peugeot S.A.	6,441	371
Sanofi-Aventis	19,694	1,725
Schneider Electric S.A.	9,034	806
Societe Generale	6,701	824
Sodexho Alliance S.A.	13,263	547
Total S.A.	11,495	2,888
		16,884
Germany (7.1%)
Allianz AG (Registered)	14,117	2,138
Bayerische Motoren Werke AG	35,721	1,567
Commerzbank AG	28,939	891
Deutsche Bank AG (Registered)	8,422	817
Deutsche Telekom AG	65,322	1,089
Fresenius Medical Care AG	4,782	504
Linde AG	4,532	353
Muenchener Rueckversicherungs AG (Registered)	6,037	817
SAP AG	2,494	452
Siemens AG (Registered)	24,054	$2,062
		10,690
Greece (0.4%)
National Bank of Greece S.A.	15,095	643
Hong Kong (2.6%)
BOC Hong Kong Holdings Ltd.	113,000	217
Cheung Kong Holdings Ltd.	24,000	246
Dah Sing Financial Group Ltd.	10,800	75
Esprit Holdings Ltd.	86,000	611
Great Eagle Holdings Co.	217,000	607
Henderson Land Development Co., Ltd.	148,000	697
Hutchison Whampoa Ltd.	26,000	248
Hysan Development Co., Ltd.	188,000	466
New World Development Ltd.	458,000	629
Prosperity REIT	(a)750	@—
Techtronic Industries Co.	58,000	138
		3,934
Ireland (0.7%)
Bank of Ireland	35,011	552
Kerry Group plc, Class A	24,285	538
		1,090
Italy (2.0%)
Banca Monte dei Paschi di Siena S.p.A.	87,536	409
ENI S.p.A.	32,121	891
Telecom Italia S.p.A. RNC	315,066	781
UniCredito Italiano S.p.A.	123,525	851
		2,932
Japan (21.7%)
Amada Co., Ltd.	50,000	441
Astellas Pharma, Inc.	17,300	675
Canon, Inc.	17,000	995
Casio Computer Co., Ltd.	35,000	586
Dai Nippon Printing Co., Ltd.	30,000	534
Daicel Chemical Industries Ltd.	76,000	547
Daifuku Co., Ltd.	36,000	612
Daiichi Sankyo Co., Ltd.	(a)26,000	502
Daikin Industries Ltd.	22,700	664
Denki Kagaku Kogyo KK	108,000	477
East Japan Railway Co.	65	447
FamilyMart Co., Ltd.	18,000	609
Fuji Machine Manufacturing Co., Ltd.	12,300	249
Fuji Photo Film Co., Ltd.	17,300	572
Fujitec Co., Ltd.	18,000	106
Fujitsu Ltd.	108,000	823
Furukawa Electric Co., Ltd.	(a)96,000	751
Hitachi Capital Corp.	23,400	466
Hitachi High-Technologies Corp.	7,600	190
Hitachi Ltd.	98,000	661
House Foods Corp.	16,200	246
Kaneka Corp.	56,000	677
Kurita Water Industries Ltd.	28,200	537
Kyocera Corp.	7,800	569
Kyudenko Corp.	17,000	119
Lintec Corp.	15,200	349

The accompanying notes are an integral part of the financial statements

3

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
Japan (cont’d)
Maeda Road Construction Co., Ltd.	11,000	$81
Matsushita Electric Industrial Co., Ltd.	54,000	1,042
Minebea Co., Ltd.	62,000	331
Mitsubishi Chemical Holdings Corp.	(a)63,500	400
Mitsubishi Corp.	45,000	996
Mitsubishi Estate Co., Ltd.	10,000	208
Mitsubishi Heavy Industries Ltd.	162,000	715
Mitsumi Electric Co., Ltd.	23,000	260
Nagase & Co., Ltd.	23,000	282
NEC Corp.	110,000	685
Nifco, Inc.	18,000	340
Nintendo Co., Ltd.	6,300	762
Nippon Meat Packers, Inc.	25,000	263
Nippon Sheet Glass Co., Ltd.	33,000	144
Nippon Steel Corp.	65,000	232
Nippon Telegraph & Telephone Corp.	92	418
Nissan Motor Co., Ltd.	90,000	912
Nissha Printing Co., Ltd.	4,000	116
Nisshinbo Industries, Inc.	27,000	295
Obayashi Corp.	68,000	501
Ono Pharmaceutical Co., Ltd.	10,800	488
Ricoh Co., Ltd.	40,000	701
Rinnai Corp.	8,400	199
Rohm Co., Ltd.	3,600	392
Ryosan Co., Ltd.	11,700	311
Sanki Engineering Co., Ltd.	6,000	53
Sanwa Shutter Corp.	47,000	290
Sekisui Chemical Co., Ltd.	65,000	440
Sekisui House Ltd.	39,000	491
Shin-Etsu Polymer Co., Ltd.	30,000	411
Sony Corp.	14,400	589
Suzuki Motor Corp.	28,200	523
TDK Corp.	7,700	531
Teijin Ltd.	74,000	470
Toho Co., Ltd.	8,900	199
Tokyo Electric Power Co., Inc.	16,500	401
Toshiba Corp.	163,000	973
Toyo Ink Manufacturing Co., Ltd.	35,000	157
Toyota Motor Corp.	22,700	1,178
Tsubakimoto Chain Co.	60,000	417
Yamaha Corp.	28,200	469
Yamaha Motor Co., Ltd.	21,700	567
		32,637
Netherlands (8.5%)
ASML Holding N.V.	(a)29,165	583
CSM N.V. CVA	10,349	282
ING Groep N.V. CVA	18,123	629
Koninklijke Ahold N.V.	(a)70,716	530
Koninklijke Numico N.V.	(a)9,524	394
Royal Dutch Shell plc, Class A	66,958	2,044
Royal Dutch Shell plc, Class B	57,227	1,829
Royal KPN N.V.	40,985	411
TNT N.V.	42,169	1,318
Unilever N.V. CVA	19,780	1,355
VNU N.V.	30,576	1,014
Wolters Kluwer N.V. CVA	119,684	$2,420
		12,809
Poland (0.8%)
Bank Pekao S.A.	11,629	624
Telekomunikacja Polska S.A.	81,325	586
		1,210
Portugal (0.5%)
Portugal Telecom SGPS S.A.	76,112	770
Singapore (1.4%)
CapitaCommercial Trust REIT	53,200	48
CapitaLand Ltd.	266,000	550
City Developments Ltd.	70,000	366
Oversea-Chinese Banking Corp.	69,600	281
SembCorp Industries Ltd.	133,480	220
Singapore Airlines Ltd.	62,000	462
Venture Corp., Ltd.	24,000	199
		2,126
Spain (3.1%)
Altadis S.A.	21,959	996
Banco Bilbao Vizcaya Argentaria S.A.	107,780	1,924
Banco Santander Central Hispano S.A.	67,707	894
Telefonica S.A.	57,867	871
		4,685
Sweden (1.6%)
Atlas Copco AB, Class A	18,507	412
ForeningsSparbanken AB	27,837	759
Nordea Bank AB	56,249	584
Sandvik AB	14,501	675
		2,430
Switzerland (7.3%)
Ciba Speciality Chemicals AG (Registered)	7,547	488
Compagnie Financiere Richemont AG, Class A	11,705	510
Credit Suisse Group (Registered)	20,112	1,026
EFG International	(a)6,900	184
Nestle S.A. (Registered)	3,889	1,163
Novartis AG (Registered)	68,360	3,592
Roche Holding AG	5,513	828
Swiss Reinsurance (Registered)	18,199	1,332
UBS AG (Registered)	16,219	1,544
Zurich Financial Services AG (Registered)	(a)1,493	318
		10,985
United Kingdom (16.1%)
Anglo American plc	15,146	516
ARM Holdings plc	126,192	263
AstraZeneca plc	33,185	1,615
Aviva plc	33,220	403
BG Group plc	21,656	214
BOC Group plc	35,189	725
BP plc	146,794	1,563
Bunzl plc	50,027	549
Cadbury Schweppes plc	218,557	2,066
Carnival plc	3,768	214
Diageo plc	23,189	336

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
GlaxoSmithKline plc	104,038	$2,630
Hays plc	238,826	516
International Power plc	(a)156,947	647
Man Group plc	20,341	668
Morrison (WM) Supermarkets plc	708,316	2,358
National Grid plc	24,156	236
Reckitt Benckiser plc	16,693	551
Reed Elsevier plc	50,010	470
Rexam plc	58,610	512
Rio Tinto plc	12,818	586
Rolls-Royce Group plc	(a)43,721	322
Rolls-Royce Group plc, Class B	1,473,608	3
Royal Bank of Scotland Group plc	53,656	1,620
Scottish & Southern Energy plc	19,220	335
Smith & Nephew plc	24,807	229
Smiths Group plc	15,962	287
Standard Chartered plc	12,628	281
Tesco plc	108,083	617
Vodafone Group plc	1,106,443	2,389
William Hill plc	55,194	509
		24,230
Total Common Stocks (Cost $111,066)		135,839
	Face Amount (000)
Short-Term Investment (8.7%)
Repurchase Agreement (8.7%)
J.P. Morgan Securities Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $13,171(Cost $13,165)	$ (b)13,165	13,165
Total Investments (98.9%) (Cost $124,231)		149,004
Other Assets in Excess of Liabilities (1.1%)		1,637
Net Assets (100%)		$150,641

(a)                                  Non-income producing security

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500.

CVA                      Certificaten Van Aandelen

REIT                     Real Estate Investment Trust

RNC                       Non-Convertible Savings Shares

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	5,085	$6,043	3/15/06	USD	6,099	$6,099	$56
EUR	680	808	3/15/06	USD	816	816	8
EUR	363	431	3/15/06	USD	435	435	4
EUR	1,692	2,011	3/15/06	USD	2,029	2,029	18
GBP	67	116	1/4/06	USD	116	116	@—
GBP	1,990	3,423	3/15/06	USD	3,516	3,516	93
GBP	494	849	3/15/06	USD	874	874	25
GBP	9	16	3/15/06	USD	16	16	@—
GBP	360	618	3/15/06	USD	617	617	(1)
JPY	296,939	2,541	3/15/06	USD	2,501	2,501	(40)
JPY	117,112	1,002	3/15/06	USD	986	986	(16)
USD	829	829	3/15/06	AUD	1,102	806	(23)
USD	3,113	3,113	3/15/06	AUD	4,137	3,027	(86)
USD	78	78	3/15/06	AUD	104	76	(2)
USD	1,881	1,881	3/15/06	EUR	1,570	1,865	(16)
USD	2,728	2,728	3/15/06	EUR	2,273	2,702	(26)
USD	241	241	3/15/06	EUR	203	242	1
USD	303	303	3/15/06	GBP	171	294	(9)
USD	7,796	7,796	3/15/06	GBP	4,401	7,571	(225)
USD	307	307	3/15/06	GBP	173	298	(9)
USD	6,831	6,831	3/15/06	GBP	3,864	6,647	(184)
USD	1,290	1,290	3/15/06	JPY	153,181	1,311	21
USD	154	154	3/15/06	JPY	18,385	157	3
USD	718	718	3/15/06	JPY	85,357	730	12
USD	1,230	1,230	3/15/06	JPY	146,028	1,249	19
USD	1,408	1,408	3/15/06	JPY	167,175	1,430	22
USD	3,045	3,045	3/15/06	JPY	361,812	3,096	51
USD	1,444	1,444	3/15/06	JPY	168,926	1,445	1
		$51,254				$50,951	$(303)

AUD— Australian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

International Magnum Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Hang Seng Index (Hong Kong)	3	287	Jan-06	$(6)
DJ Euro Stoxx 50 (Germany)	69	2,931	Mar-06	42
FTSE 100 Index (United Kingdom)	16	1,546	Mar-06	26
SPI 200 Index (Australia)	13	1,127	Mar-06	27
TOPIX Index (Japan)	66	9,201	Mar-06	221
				$310

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

International Magnum Portfolio

Statement of Assets and Liabilities	December 31, 2005 (000)
Assets:
Investments, at Value (Cost $124,231)	$149,004
Cash	1
Due from Broker	1,799
Foreign Currency (Cost $468)	466
Unrealized Appreciation on Foreign Currency Exchange Contracts	333
Receivable for Investments Sold	116
Dividends Receivable	105
Foreign Withholding Tax Reclaim Receivable	52
Interest Receivable	3
Receivable for Portfolio Shares Sold	@—
Other Assets	4
Total Assets	151,883
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	636
Investment Advisory Fees Payable	287
Payable for Portfolio Shares Redeemed	240
Administration Fees Payable	32
Custodian Fees Payable	15
Directors’ Fees and Expenses Payable	2
Other Liabilities	30
Total Liabilities	1,242
NET ASSETS	$150,641
Net Assets Consist of:
Paid-in Capital	$114,908
Undistributed (Distributions in Excess of) Net Investment Income	60
Accumulated Net Realized Gain (Loss)	10,902
Unrealized Appreciation (Depreciation) on:
Investments	24,773
Foreign Currency Exchange Contracts and Translations	(312)
Futures Contracts	310
Net Assets	$150,641
Net Asset Value, Offering and Redemption Price Per Share Applicable to 12,168,158 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.38

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

International Magnum Portfolio

Statement of Operations	Year Ended December 31, 2005 (000)
Investment Income:
Dividends (Net of $263 Foreign Taxes Withheld)	$2,877
Interest	549
Total Investment Income	3,426
Expenses:
Investment Advisory Fees (Note B)	1,135
Administration Fees (Note C)	353
Custodian Fees (Note D)	99
Shareholder Reporting Fees	44
Professional Fees	25
Directors’ Fees and Expenses	2
Other	15
Total Expenses	1,673
Investment Advisory Fees Waived (Note B)	(40)
Expense Offset (Note D)	@—
Net Expenses	1,633
Net Investment Income (Loss)	1,793
Realized Gain (Loss) on:
Investments Sold	9,401
Foreign Currency Transactions	(1,456)
Futures Contracts	4,543
Net Realized Gain (Loss)	12,488
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,004
Foreign Currency Exchange Contracts and Translations	(591)
Futures Contracts	(35)
Net Change in Unrealized Appreciation (Depreciation)	1,378
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	13,866
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,659

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

International Magnum Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)

Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,793	$1,091
Net Realized Gain (Loss)	12,488	8,585
Net Change in Unrealized Appreciation (Depreciation)	1,378	9,467
Net Increase (Decrease) in Net Assets Resulting from Operations	15,659	19,143
Distributions from and/or in Excess of:
Net Investment Income	(1,791)	(3,231)
Capital Share Transactions:(1)
Subscriptions	37,671	58,077
Distributions Reinvested	1,791	3,231
Redemptions	(37,363)	(50,807)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,099	10,501
Total Increase (Decrease) in Net Assets	15,967	26,413
Net Assets:
Beginning of Period	134,674	108,261
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $60 and $1,514, respectively)	$150,641	$134,674

(1) Capital Share Transactions:
Shares Subscribed	3,348	5,678
Shares Issued on Distributions Reinvested	164	323
Shares Redeemed	(3,277)	(5,003)
Net Increase (Decrease) in Capital Shares Outstanding	235	998

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Financial Highlights

International Magnum Portfolio

	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.29	$9.90	$7.78	$9.46	$11.78
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14 #	0.10 #	0.08 #	0.07 #	0.10
Net Realized and Unrealized Gain (Loss)	1.09	1.58	2.05	(1.66)	(2.37)
Total from Investment Operations	1.23	1.68	2.13	(1.59)	(2.27)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)	(0.29)	(0.01)	(0.09)	(0.05)
Net Asset Value, End of Period	$12.38	$11.29	$9.90	$7.78	$9.46
Total Return ±	11.07%	17.39%	27.42%	(16.81)%	(19.29)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$150,641	$134,674	$108,261	$69,674	$58,807
Ratio of Expenses to Average Net Assets (1)	1.15%	1.15%	1.15%	1.15%	1.16%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.15%	N/A	N/A	N/A	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.26%	0.96%	0.92%	0.77%	0.97%
Portfolio Turnover Rate	34%	51%	54%	54%	48%

(1)   Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.18%	1.25%	1.38%	1.39%	1.34%
Net Investment Income (Loss) to Average Net Assets	1.23%	0.86%	0.69%	0.53%	0.79%

#                 Per share amount is based on average shares outstanding.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

11

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2005, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign”shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register.  It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B.            Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.80%	0.75%	0.70%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%. For the year ended December 31, 2005, this waiver amounted to $40,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”), Morgan Stanley Asset & Investment Trust Management Co., Limited (“MSAITM”), and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-subsidiary of Morgan Stanley, serve as investment Sub-Advisers for the Portfolio on a day-to-day basis. MSIM Limited and MSAITM each select, buy and sell securities for the Portfolio under supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C.            Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D.            Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.              Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F.              Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

13

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,791	$—	$3,231	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(1,456)	$1,456	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,003	$6,884

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$125,092	$25,911	$(1,999)	$23,912

During the year ended December 31, 2005, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,799,000.

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year.  For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $366,000.

G.            Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $50,206,000 and $41,571,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 72.2%.

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
International Magnum Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Magnum Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Magnum Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

15

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $200,000 and has derived gross income from sources within foreign countries in the amount of approximately $3,144,000.

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Com- plex Over- seen by Director**	Other Directorships Held by Director
Michael Bozic (64) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

17

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) 1585 Broadway, New York, New York 10036	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                 This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

19

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00127I-Y12/05

20

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

U.S. Real Estate Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview

U.S. Real Estate Portfolio

The U.S. Real Estate Portfolio (the “Portfolio”) seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry.

Performance

For the year ended December 31, 2005, the Portfolio’s Class I Shares had a total return of 17.05%, net of fees, compared to 12.16% for the NAREIT Equity Index (the “Index”). The Portfolio’s Class II Shares had a total return of 16.75%, net of fees.

Factors Affecting Performance

•                  In 2005, the real estate sector continued to benefit from increased interest from institutional and retail investors. Moreover, the ongoing improvement in underlying real estate values contributed to and supported rising real estate securities prices. Numerous private takeover transactions of public real estate companies at meaningful premiums demonstrated the strong underlying value of these companies’ properties and provided evidence of strong demand for real estate.

•                  For the full year, each of the major sectors outperformed the Index. Apartment stocks advanced due to the continued improvement in fundamentals and a series of take-private transactions that supported asset values. Despite a disappointing recovery for cash flows, the office sector also outperformed. This strength may have been driven by sustained improvement in market values for office assets, as evidenced in a variety of private market transactions. In addition, supply and demand trends remained favorable for owners of office assets. Retail was mixed; the malls stocks significantly outperformed and the shopping center stocks modestly underperformed. Supply was the key differentiating factor, as there is very little new mall construction, while the shopping centers have witnessed significant new additions to supply.

•                  Turning to the smaller sectors, storage was the best performing of all sectors. These stocks were bolstered by several large transactions that confirmed the strong private market valuations for these assets. Hotel stocks modestly underperformed. The healthcare REITs dramatically underperformed due to lackluster earnings growth prospects.

•                  Stock selection was the largest contributor to the Portfolio’s outperformance, while sector allocation was also beneficial. Stock selection was favorable in every sector, with the most significant contributions generated in the apartment, office, retail and hotel sectors. From a top-down perspective, the largest contributors were an overweight to the storage sector and underweight to the healthcare and mixed office/industrial sectors. These positives were partially offset by the overweight to the hotel sector.

Management Strategies

•                  We maintained our core investment philosophy as a real estate value investor. This results in our ownership of stocks which we believe provide the best valuation relative to their underlying real estate values. Our company specific research leads us to specific preferences for sub-segments within each property sector.

•                  The Portfolio is currently overweighted in companies focused in the ownership of upscale urban hotels, coastal apartments, high quality retail assets and Class A office properties in central business district locations, and underweighted in owners of strip shopping centers and lesser quality offices. We have selectively added to stocks in key suburban markets, particularly in the office sector, where we have found attractively priced opportunities.

January 2006

Performance Compared to the National Association of Real Estate Investment Trusts (NAREIT) Equity Index(1)

	Total Returns(2)
		Average Annual
	One	Five	Since
	Year	Years	Inception(5)
Portfolio – Class I(3)	17.05%	19.06%	14.10%
NAREIT Equity Index	12.16	19.08	12.53
Portfolio – Class II(4)	16.75	—	29.15
NAREIT Equity Index	12.16	—	26.18

(1)

The NAREIT Equity Index is an unmanaged market weighted index of tax qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System (including dividends).

(2)

Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)	Commenced operations on March 3, 1997.
(4)	Commenced offering on November 5, 2002.
(5)

For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

U.S. Real Estate Portfolio

*	Commenced operations on March 3, 1997.
**	Commenced offering on November 5, 2002.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares);  and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview (cont’d)

U.S. Real Estate Portfolio

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2005 –
	Account Value	December 31,	December 31,
	July 1, 2005	2005	2005
Class I
Actual	$1,000.00	$1,082.80	$5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.01	5.24

Class II
Actual	1,000.00	1,081.50	6.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.75	6.51

*             Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.03% and 1.28%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (96.5%)
Diversified (3.3%)
CentraCore Properties Trust REIT	186,650	$5,015
Forest City Enterprises, Inc., Class A	450,270	17,079
Spirit Finance Corp. REIT	267,580	3,037
Vornado Realty Trust REIT	367,610	30,684
		55,815
Health Care (3.9%)
Brookdale Senior Living, Inc.	32,100	957
Cogdell Spencer, Inc. REIT	(a)218,350	3,688
Health Care Property Investors, Inc. REIT	624,760	15,969
LTC Properties, Inc. REIT	123,800	2,603
Omega Healthcare Investors, Inc. REIT	394,570	4,968
Senior Housing Properties Trust REIT	1,744,115	29,493
Sunrise Senior Living REIT	37,300	432
Universal Health Reality Income Trust REIT	78,080	2,447
Ventas, Inc. REIT	112,545	3,604
Windrose Medical Properties Trust REIT	103,460	1,537
		65,698
Industrial (4.6%)
AMB Property Corp. REIT	875,510	43,049
Cabot 2 Industrial Value Fund, Inc.	(b)1,200	600
Keystone Industrial Fund LP	(b)30,082	30
Prologis REIT	734,385	34,310
		77,989
Lodging/Resorts (15.7%)
Four Seasons Hotels, Inc.	154,730	7,698
Hersha Hospitality Trust REIT	77,820	701
Hilton Hotels Corp.	3,257,414	78,536
Host Marriott Corp. REIT	4,766,790	90,331
Interstate Hotels & Resorts, Inc.	(a)111,973	489
Legacy Hotels REIT	1,325,210	9,119
Meristar Hospitality Corp. REIT	(a)1,678,315	15,776
Starwood Hotels & Resorts Worldwide, Inc.	988,528	63,128
		265,778
Office (22.9%)
Arden Realty, Inc. REIT	659,540	29,567
Beacon Capital Partners, Inc. REIT	(a)(b)(c)(d)271,300	818
Boston Properties, Inc. REIT	1,108,215	82,152
Brandywine Realty Trust REIT	565,985	15,797
BRCP REIT LLC I	(b)3,165,726	3,166
Brookfield Properties Corp.	2,394,365	70,442
CarrAmerica Realty Corp. REIT	66,650	2,308
Equity Office Properties Trust REIT	1,464,531	44,419
Mack-Cali Realty Corp. REIT	881,338	38,074
Parkway Properties, Inc. REIT	149,235	5,990
Prentiss Properties Trust REIT	451,490	18,367
PS Business Parks, Inc. REIT	177,875	8,752
Reckson Associates Realty Corp. REIT	499,905	17,987
Republic Property Trust REIT	(a)421,000	5,052
SL Green Realty Corp. REIT	376,730	28,778
Trizec Properties, Inc. REIT	616,140	14,122
		385,791
Office/Industrial - Mixed (0.6%)
Highwood Properties, Inc. REIT	14,175	$403
Liberty Property Trust	221,160	9,477
		9,880
Residential Apartments (18.0%)
American Campus Communities, Inc. REIT	221,100	5,483
Archstone-Smith Trust REIT	1,685,661	70,612
Atlantic Gulf Communities Corp.	(d)261,572	@—
AvalonBay Communities, Inc. REIT	906,285	80,886
BRE Properties, Inc. REIT	333,730	15,178
Equity Residential REIT	1,733,488	67,814
Essex Property Trust, Inc. REIT	379,781	35,016
Post Properties, Inc. REIT	529,260	21,144
United Dominion Realty Trust, Inc. REIT	343,690	8,056
		304,189
Residential Manufactured Homes (1.2%)
Equity Lifestyle Properties, Inc. REIT	449,952	20,023
Retail Regional Malls (14.1%)
General Growth Properties, Inc. REIT	393,765	18,503
Macerich Co. (The) REIT	679,970	45,653
Mills Corp. (The) REIT	24,072	1,010
Simon Property Group, Inc. REIT	2,014,857	154,399
Taubman Centers, Inc. REIT	535,002	18,591
		238,156
Retail Strip Centers (7.2%)
Acadia Realty Trust REIT	314,960	6,315
BPP Liquidating Trust	(d)227,282	12
Cedar Shopping Centers, Inc. REIT	179,300	2,523
Developers Diversified Realty Corp. REIT	121,850	5,729
Federal Realty Investment Trust REIT	679,740	41,226
Heritage Property Investment Trust REIT	46,910	1,567
Kimco Realty Corp. REIT	56,900	1,825
Pan Pacific Retail Properties, Inc. REIT	31,135	2,083
Ramco-Gershenson Properties Trust REIT	51,200	1,365
Regency Centers Corp. REIT	1,003,855	59,177
		121,822
Self Storage (5.0%)
Public Storage, Inc. REIT	752,180	50,938
Shurgard Storage Centers, Inc. REIT	590,501	33,487
		84,425
Total Common Stocks (Cost $1,161,935)		1,629,566
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B	(b)(d)79,420	@—
Atlantic Gulf Communities Corp., Series B	(b)(c)(d)2,003	@—
Atlantic Gulf Communities Corp., Series B
(Convertible)	(a)(c)(d)57,048	@—
		@—
Total Preferred Stocks (Cost $1,487)		@—

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments

U.S. Real Estate Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (3.3%)
Repurchase Agreement (3.3%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $55,303 (Cost $55,278)	$ (e)55,278	$55,278
Total Investments (99.8%) (Cost $1,218,700)		1,684,844
Other Assets in Excess of Liabilities (0.2%)		3,868
Net Assets (100%)		$1,688,712

(a)	Non-income producing security
(b)

Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp., Series B Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Beacon Capital Partners, Inc. REIT was acquired 3/98 and has a current cost basis of $818,000. BRCP REIT LLC I was acquired 05/03-08/05 and has a current cost basis of $3,166,000. Keystone Industrial Fund LP was acquired 10/05 and has a current cost basis of $30,000. Cabot 2 Industrial Value Fund, Inc. was acquired 11/05 and has a current cost basis of $600,000. At December 31, 2005, these securities had an aggregate market value of $4,614,000, representing 0.3% of net assets.

(c)	Security has been deemed illiquid - At December 31, 2005
(d)	Security was valued at fair value — At December 31, 2005, the Portfolio held $830,000 of fair valued securities, representing less than 0.05% of net assets.
(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:
The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
USD	8	$8	1/3/06	CAD	9	$8	$ @—
USD	38	38	1/4/06	CAD	44	38	@—
		$46				$46	$ @—

CAD — Canadian Dollar
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

U.S. Real Estate Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)
Assets:
Investments, at Value (Cost $1,218,700)	$1,684,844
Cash	405
Receivable for Investments Sold	7,609
Dividends Receivable	6,891
Receivable for Portfolio Shares Sold	1,277
Interest Receivable	12
Unrealized Appreciation on Foreign Currency Exchange Contracts	@—
Other Assets	38
Total Assets	1,701,076
Liabilities:
Payable for Investments Purchased	5,615
Payable for Portfolio Shares Redeemed	3,079
Investment Advisory Fees Payable	3,059
Administration Fees Payable	359
Distribution Fees — Class II Shares	130
Custodian Fees Payable	14
Directors’ Fees and Expenses Payable	5
Other Liabilities	103
Total Liabilities	12,364
NET ASSETS	$1,688,712
Net Assets Consist of:
Paid-in Capital	$1,071,813
Undistributed (Distributions in Excess of) Net Investment Income	24,711
Accumulated Net Realized Gain (Loss)	126,044
Unrealized Appreciation (Depreciation) on Investments	466,144
Net Assets	$1,688,712
CLASS I:
Net Assets	$1,072,408
Net Asset Value, Offering and Redemption Price Per Share Applicable to 46,454,311 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$23.09
CLASS II:
Net Assets	$616,304
Net Asset Value, Offering and Redemption Price Per Share Applicable to 26,890,296 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.92

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

U.S. Real Estate Portfolio

Statement of Operations

Year Ended
December 31, 2005
(000)
Investment Income:
Dividends (Net of $267 Foreign Taxes Withheld)	$39,830
Interest	1,305
Total Investment Income	41,135
Expenses:
Investment Advisory Fees (Note B)	11,070
Administration Fees (Note C)	3,686
Distribution Fees — Class II Shares (Note D)	1,632
Shareholder Reporting Fees	234
Professional Fees	80
Custodian Fees (Note E)	79
Directors’ Fees and Expenses	18
Other	82
Total Expenses	16,881
Distribution Fees — Class II Shares Waived (Note D)	(467)
Expense Offset (Note E)	(3)
Net Expenses	16,411
Net Investment Income (Loss)	24,724
Realized Gain (Loss) on:
Investments Sold	132,407
Foreign Currency Transactions	(5)
Net Realized Gain (Loss)	132,402
Change in Unrealized Appreciation (Depreciation) on:
Investments	79,357
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	211,759
Net Increase (Decrease) in Net Assets Resulting from Operations	$236,483

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

U.S. Real Estate Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$24,724	$18,130
Net Realized Gain (Loss)	132,402	39,231
Net Change in Unrealized Appreciation (Depreciation)	79,357	249,295
Net Increase (Decrease) in Net Assets Resulting from Operations	236,483	306,656
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(12,292)	(12,167)
Net Realized Gain	(27,151)	(14,164)
Class II:
Net Investment Income	(5,294)	(2,075)
Net Realized Gain	(12,479)	(2,446)
Total Distributions	(57,216)	(30,852)
Capital Share Transactions:(1)
Class I:
Subscriptions	177,713	229,816
Distributions Reinvested	39,443	26,331
Redemptions	(248,042)	(175,107)
Class II:
Subscriptions	336,639	288,332
Distributions Reinvested	17,773	4,521
Redemptions	(132,734)	(51,958)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	190,792	321,935
Total Increase (Decrease) in Net Assets	370,059	597,739
Net Assets:
Beginning of Period	1,318,653	720,914
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $24,711 and $18,111, respectively)	$1,688,712	$1,318,653

(1) Capital Share Transactions:
Class I:
Shares Subscribed	8,397	13,310
Shares Issued on Distributions Reinvested	1,813	1,609
Shares Redeemed	(11,850)	(10,573)
Net Increase (Decrease) in Class I Shares Outstanding	(1,640)	4,346
Class II:
Shares Subscribed	16,060	16,545
Shares Issued on Distributions Reinvested	822	277
Shares Redeemed	(6,355)	(2,991)
Net Increase (Decrease) in Class II Shares Outstanding	10,527	13,831

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$20.49	$15.58	$11.33	$12.08	$11.51
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.36 #	0.35 #	0.39 #	0.42 #	0.48
Net Realized and Unrealized Gain (Loss)	3.08	5.17	3.86	(0.51)	0.65
Total from Investment Operations	3.44	5.52	4.25	(0.09)	1.13
Distributions from and/or in Excess of:
Net Investment Income	(0.26)	(0.28)	—	(0.38)	(0.46)
Net Realized Gain	(0.58)	(0.33)	—	(0.28)	(0.10)
Total Distributions	(0.84)	(0.61)	—	(0.66)	(0.56)
Net Asset Value, End of Period	$23.09	$20.49	$15.58	$11.33	$12.08
Total Return ±	17.05%	36.39%	37.51%	(0.79)%	9.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,072,408	$985,211	$681,576	$484,644	$354,879
Ratio of Expenses to Average Net Assets(1)	1.03%	1.06%	1.10%	1.10%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.72%	2.04%	2.97%	3.41%	4.40%
Portfolio Turnover Rate	26%	11%	30%	30%	36%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	1.11%	1.12%	1.15%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	2.96%	3.39%	4.35%

#	Per share amount is based on average shares outstanding.
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

U.S. Real Estate Portfolio

	Class II
				Period from
				November 5,
				2002* to
	Year Ended December 31,			December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$20.38	$15.54	$11.33	$11.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.33	0.30	0.47	0.06
Net Realized and Unrealized Gain (Loss)	3.04	5.15	3.74	0.26
Total from Investment Operations	3.37	5.45	4.21	0.32
Distributions from and/or in Excess of:
Net Investment Income	(0.25)	(0.28)	—	(0.37)
Net Realized Gain	(0.58)	(0.33)	—	(0.21)
Total Distributions	(0.83)	(0.61)	—	(0.58)
Net Asset Value, End of Period	$22.92	$20.38	$15.54	$11.33
Total Return ±	16.75%	36.07%	37.16%	2.82%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$616,304	$333,442	$39,338	$167
Ratio of Expenses to Average Net Assets(1)	1.28%	1.31%	1.35%	1.35%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.58%	1.72%	2.72%	3.16%**
Portfolio Turnover Rate	26%	11%	30%	30%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.38%	1.41%	1.46%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	1.48%	1.62%	2.61%	3.04	%**

*	Commenced offering
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT LLC I, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 Class A Units. As of December 31, 2005, BRCP REIT LLC I has drawn down $3,166,000, which represents 66.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, L.P., the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of December 31, 2005, Keystone Industrial Fund, L.P. has drawn down $30,000, which represents 0.33% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot 2 Industrial Value Fund, L.P., the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 18,000 shares of common stock. As of December 31, 2005, Cabot 2 Industrial

11

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

Value Fund, L.P. has drawn down $600,000, which represents 6.67% of the commitment.

4.     Restricted Securities: The Portfolio may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Portfolio would, in either case, bear market risks during that period.

5.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The U.S. Real Estate Portfolio owns shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually, in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $ 500 million	From $ 500 million to $ 1 billion	More than $ 1 billion
0.80%	0.75%	0.70%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $467,000. Prior to April 29, 2005, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid		2004 Distributions
From:		Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$21,359	$35,857	$17,833	$13,019

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to return of capital and long-term capital gains adjustments relating to REIT holdings and foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess of) Net Investment Income	Accumulated Net Realized	Paid-in
(Loss) (000)	Gain (Loss) (000)	Capital (000)
$(538)	$324	$214

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of return of capital and long-term capital gains adjustments relating to REIT holdings.

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary Income (000)	Long-Term Capital Gain (000)
$31,804	$124,924

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
Cost (000)	Appreciation (000)	Depreciation (000)	Appreciation (Depreciation) (000)
$1,224,664	$468,836	$(8,656)	$460,180

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $1,000.

H. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $534,806,000 and $370,732,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 59.5% and 85.3%, for Class I and Class II shares, respectively.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -

U.S. Real Estate Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Real Estate Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Real Estate Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

The Portfolio hereby designates $35,857,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended December 31, 2005, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 2.1%.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

				Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Overseen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Michael Bozic (64) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Overseen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	Each Director serves an indefinite term, until his or her successor is elected.
**

The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) 1585 Broadway, New York, New York 10036	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                 This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Distributor
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00125I-Y12/05

19

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Core Plus Fixed Income Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview

Core Plus Fixed Income Portfolio

The Core Plus Fixed Income Portfolio (the “Portfolio”) seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate, and mortgage securities. The Portfolio’s average weighted maturity will ordinarily exceed five years. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Performance

For the year ended December 31, 2005, the Portfolio’s Class I Shares had a total return of 4.21%, net of fees, compared to 2.57% for the Citi Broad Investment Grade Index (the “Index”). For the year ended December 31, 2005, the Portfolio’s Class II shares had a total return of 3.93%, net of fees. The Portfolio’s Class I shares and Class II Shares 30-day SEC yields at December 31, 2005, were 4.48% and 4.24%, respectively.

Factors Affecting Performance

•      The U.S. bond market was characterized by rising interest rates, especially among short-to-intermediate maturity instruments, and by widening yield spreads in just about all of the non-Treasury sectors-credit, mortgages, agency debentures, and interest-rate swaps. Economic growth was surprisingly strong, despite the challenges posed by a series of natural disasters and sharply higher energy prices. The Federal Reserve raised short-term rates throughout the period, and the yield curve flattened significantly. This led to relatively low absolute returns for the U.S. investment grade bond market during 2005, but allowed our active management activities within the Portfolio to outperform the Index.

•      The Portfolio’s favorable relative performance during 2005 was a function of several factors: a below-Index interest-rate sensitivity position; a yield-curve flattening strategy emphasizing a large underweight in short-to-intermediate maturity issues; a cautious approach in corporate credit, coupled with good security selection decisions; a large underweight in lower-coupon mortgages along with an overweight to selected higher-coupon mortgage securities; and an interest-rate swap strategy which benefited as swap spreads rose.

Management Strategies

•      We entered 2005 with a view that various forms of bond market risk-among them, interest-rate risk and spread risk were mis-priced relative to actual economic fundamentals. Accordingly, we sought to preserve capital by minimizing the Portfolio’s exposure to the extreme forecasts embedded in prevailing market yields and yield spreads. This entailed a defensive interest-rate risk approach, which helped preserve capital as rates rose. Our approach also involved a yield curve flattening strategy that added value as longer-dated issues outperformed short-to-intermediate maturity issues. Finally, we took a defensive approach in the various non- Treasury sectors; this included below-benchmark sensitivities to the credit, agency, and mortgage sectors, as well as having the Portfolio continue to pay fixed rates on various interest-rate swaps to reduce exposure to unattractive liquidity spreads. These strategies also added value as yield spreads widened across all U.S. investment grade areas during the year.

•      We managed the Portfolio’s positioning throughout the year as relative valuations changed. As market yields rose and yield spreads widened, we modified the Portfolio’s exposures accordingly. This involved reducing the magnitude of our below-benchmark interest-rate and spread sensitivity positions. However, we believe valuations remain at levels where defensive approaches in these areas are still justified as we enter 2006.

January 2006

Performance Compared to the Citi Broad Investment Grade Index(1) and Lehman Brothers Aggregate Bond Index(2)

	Total Returns(2)
		Average Annual
	One	Five	Since
	Year	Years	Inception(5)
Portfolio – Class I(4)	4.21%	5.95%	6.29%
Citi Broad Investment Grade Index	2.57	5.93	6.54
Lehman Brothers Aggregate Bond Index	2.43	5.87	6.51
Portfolio – Class II(5)	3.93	—	3.81
Citi Broad Investment Grade Index	2.57	—	3.32
Lehman Brothers Aggregate Bond Index	2.43	—	3.22

(1)

The Citi Broad Investment Grade Index is a fixed income market capitalization weighted Index, including U.S. Treasury, agency, government-sponsored mortgages and investment grade (BBB-/Baa3 or better) corporate securities with maturities of one year or longer.

(2)

Lehman Brothers Aggregate Bond Index is an index comprised of approximately 6,000 publicly traded bonds including U.S. Government, mortgage-backed, corporate, and yankee bonds with an approximate average maturity of 10 years. The Portfolio’s benchmark is being changed from the Citi Broad Investment Grade Index to the Lehman Brothers Aggregate Bond Index to more accurately reflect the Portfolio’s investible universe.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Core Plus Fixed Income Portfolio

(3)

Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on January 2, 1997.
(5)	Commenced offering on May 1, 2003.
(6)

For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*	Commenced operations on January 2, 1997.
**	Commenced offering on May 1, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions,  if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower. Yields will fluctuate as market conditions change.

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview (cont’d)

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2005 –
	Account Value	December 31,	December 31,
	July 1, 2005	2005	2005
Class I
Actual	$1,000.00	$1,012.40	$3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.47
Class II
Actual	1,000.00	1,010.40	4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.47	4.79

*      Expenses are equal to Class I and Class II  0.68% and 0.94%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the industry and/or investment type, as a percentage of total investments.

*      Industries and/or investment types which do not appear in the top 10 industries and/or investment types, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (106.5%)
Agency Adjustable Rate Mortgages (0.4%)
Government National Mortgage Association, Adjustable Rate Mortgages
4.125%, 12/20/25 - 11/20/27	$61	$62
4.375%, 1/20/25 - 2/20/28	993	1,000
4.75%, 7/20/25 - 9/20/27	135	136
		1,198
Agency Fixed Rate Mortgages (27.1%)
Federal Home Loan Mortgage Corporation, Conventional Pools
10.00%, 10/1/10	1	1
10.50%, 1/1/10 - 5/1/19	4	4
11.50%, 10/1/15 - 5/1/19	26	28
Federal Home Loan Mortgage Corporation, Gold Pools
6.50%, 10/1/29 - 9/1/32	417	428
7.00%, 3/1/32	16	16
7.50%, 6/1/20 - 11/1/32	3,184	3,344
8.00%, 8/1/30 - 1/1/31	96	102
8.50%, 1/1/29 - 8/1/30	151	164
9.50%, 12/1/22	13	14
10.00%, 6/1/17	15	16
January TBA
5.00%, 1/1/21	(a)2,950	2,921
5.50%, 1/1/21	(a)9,875	9,934
6.00%, 1/1/36	(a)5,750	5,808
February TBA
5.00%, 2/1/21	(a)950	940
Federal National Mortgage Association, Conventional Pools
6.50%, 9/1/28 - 10/1/33	7,117	7,316
7.00%, 10/1/27 - 1/1/36	33,092	34,559
7.50%, 6/1/25 - 8/1/32	2,191	2,297
8.00%, 10/1/29 - 9/1/32	3,517	3,758
8.50%, 4/1/30 - 5/1/32	1,158	1,255
9.50%, 11/1/21 - 4/1/30	235	259
10.00%, 9/1/10 - 5/1/22	73	81
10.50%, 1/1/16 - 5/1/22	643	715
11.00%, 6/1/19 - 11/1/20	202	225
11.50%, 11/1/19	5	6
13.00%, 10/1/15	1	1
January TBA
5.00%, 1/1/21	(a)6,175	6,109
7.00%, 1/1/36	(a)2,200	2,296
February TBA
4.50%, 2/1/21	(a)6,850	6,664
Government National Mortgage Association, Various Pools
9.00%, 11/15/17 - 1/15/25	158	172
9.50%, 10/15/16 - 11/15/21	547	601
10.00%, 11/15/09 - 6/15/22	825	920
10.50%, 1/15/18 - 8/15/20	85	96
11.00%, 12/15/09 - 1/15/16	21	23
11.50%, 2/15/13 - 8/15/13	6	7
12.00%, 12/15/12 - 12/15/13	$15	$17
		91,097
Asset Backed Corporate (17.4%)
ACE Securities Corp.
4.489%, 7/25/35	(b)1,762	1,763
American Express Credit Account Master Trust
4.479%, 11/16/09 - 12/15/09	(b)4,325	4,334
Asset Backed Funding Certificates
4.459%, 1/25/35	(b)593	593
4.569%, 6/25/25	(b)152	152
Bank One Issuance Trust
3.59%, 5/17/10	2,000	1,961
Bear Stearns Asset Backed Securities, Inc.
4.499%, 8/25/35	(b)1,067	1,068
4.579%, 9/25/34	(b)694	695
Capital Auto Receivables Asset Trust
1.44%, 2/15/07	86	86
3.35%, 2/15/08	975	963
4.449%, 1/15/08	(b)1,200	1,201
Carrington Mortgage Loan Trust
4.459%, 6/25/35	(b)795	796
4.499%, 10/25/35	(b)1,950	1,951
4.509%, 2/25/35	(b)664	665
4.529%, 9/25/35	(b)1,444	1,445
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	1,730	1,795
Countrywide Asset-Backed Certificates
4.529%, 5/25/36	(b)2,475	2,475
Equifirst Mortgage Loan Trust
4.439%, 4/25/35	(b)820	820
First Franklin Mortgage Loan Asset Backed Certificates
4.479%, 7/25/35	(b)1,443	1,444
4.499%, 10/25/35	(b)1,583	1,584
GE Capital Credit Card Master Note Trust
4.409%, 9/15/10	(b)1,350	1,352
GE Dealer Floorplan Master Note Trust
4.42%, 7/20/08	(b)1,250	1,251
GSAMP Trust
4.469%, 4/25/35	(b)531	531
4.519%, 12/25/34	(b)178	178
4.549%, 11/25/34	(b)1,447	1,449
Honda Auto Receivables Owner Trust
2.52%, 2/15/07	342	341
JP Morgan Chase Commercial Mortgage Securities Corp.
4.54%, 4/16/19	(b)(c)658	658
Long Beach Mortgage Loan Trust
4.459%, 4/25/35	(b)748	749
4.519%, 2/25/35	(b)487	487
Mastr Asset Backed Securities Trust
4.469%, 3/25/35	(b)644	644
MBNA Credit Card Master Note Trust
4.509%, 2/16/10	(b)1,800	1,805
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	400	414
7.00%, 2/15/12	1,350	1,451

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporate (cont’d)
7.80%, 10/15/12	$1,400	$1,568
Merrill Auto Trust Securitization
4.389%, 4/25/08	(b)2,250	2,252
Merrill Lynch Mortgage Investors, Inc.
4.479%, 9/25/35	(b)274	274
4.579%, 8/25/35	(b)129	129
New Century Home Equity Loan Trust
4.519%, 2/25/35	(b)31	31
4.559%, 8/25/34	(b)49	49
Novastar Home Equity Loan
4.499%, 6/25/35	(b)2,049	2,051
Option One Mortgage Loan Trust
4.679%, 11/25/34	(b)1,530	1,533
Ownit Mortgage Loan Asset Backed Certificates
4.489%, 3/25/36	(b)698	699
Park Place Securities, Inc.
4.459%, 6/25/35	(b)911	912
Residential Asset Mortgage Products, Inc.
4.489%, 1/25/35	(b)581	581
Residential Asset Securities Corp.
4.539%, 10/25/22	(b)261	261
4.549%, 7/25/21	(b)93	93
Saxon Asset Securities Trust
4.489%, 5/25/35	(b)309	310
SLM Student Loan Trust
4.22%, 10/25/12	(b)1,385	1,383
4.24%, 1/25/13	(b)314	314
Specialty Underwriting & Residential Finance
4.489%, 12/25/35	(b)668	668
4.499%, 6/25/36	(b)1,920	1,921
Structured Asset Investment Loan Trust
4.479%, 7/25/35	(b)1,661	1,662
Terwin Mortgage Trust
4.499%, 7/25/35	(b)(c)1,067	1,068
4.769%, 11/25/35	(b)514	515
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	375	372
USAA Auto Owner Trust
2.41%, 2/15/07	18	18
Wachovia Auto Owner Trust
2.40%, 5/21/07	216	216
Wachovia Mortgage Loan Trust LLC
4.489%, 10/25/35	(b)2,212	2,214
World Omni Auto Receivables Trust
2.58%, 7/12/07	201	201
		58,396
Collateralized Mortgage Obligations — Agency Collateral Series (1.3%)
Countrywide Alternative Loan Trust Zero Coupon, 2/25/37	10,300	584
1.439%, 12/20/35	(b)(c)15,225	495
1.557%, 12/20/35	(b)(c)13,575	694
Federal Home Loan Mortgage Corporation IO
5.00%, 9/15/14 - 6/15/17	$4,622	$381
6.00%, 5/1/31	802	153
6.50%, 4/1/28	709	152
7.50%, 12/1/29	51	12
8.00%, 1/1/28 - 6/1/31	91	20
IO, Inv Fl
3.581%, 3/15/32	448	37
3.631%, 3/15/32	340	29
4.181%, 10/15/29	36	1
Federal National Mortgage Association IO
5.00%, 2/25/15	1,459	68
6.00%, 8/25/32 - 7/25/33	1,599	321
6.50%, 2/25/33 - 6/25/33	2,430	505
7.00%, 4/25/33	733	165
7.50%, 11/1/29	180	44
8.00%, 4/1/24 - 8/1/31	783	175
9.00%, 11/1/26	14	4
IO, Inv Fl
3.18%, 2/17/31	299	20
3.621%, 12/25/27	11	@—
3.721%, 12/25/29	96	2
3.821%, 10/25/28	171	8
4.23%, 3/18/30	38	1
Government National Mortgage Association IO, Inv FI, PAC
4.03%, 6/16/27	1,848	75
IO, Inv Fl
3.21%, 9/16/31	108	6
3.625%, 9/16/27	130	9
3.63%, 4/16/29	757	43
3.83%, 8/16/31	102	7
4.13%, 9/20/30	193	14
4.18%, 12/16/29	193	17
4.23%, 8/16/29	204	16
Harborview Mortgage Loan Trust
1.464%, 5/19/35	(b)18,291	490
		4,548
Finance (5.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(c)1,175	1,250
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10	300	297
AXA Financial, Inc.
6.50%, 4/1/08	140	145
CIT Group, Inc.
3.65%, 11/23/07	300	293
Citigroup, Inc.
5.625%, 8/27/12	1,035	1,068
6.00%, 2/21/12	155	163
Countrywide Home Loans, Inc.
3.25%, 5/21/08	645	620

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
EOP Operating LP
4.75%, 3/15/14	$80	$76
6.763%, 6/15/07	100	102
7.50%, 4/19/29	60	68
7.875%, 7/15/31	75	89
Farmers Exchange Capital
7.05%, 7/15/28	(c)705	748
Farmers Insurance Exchange
8.625%, 5/1/24	(c)250	304
General Electric Capital Corp.
4.25%, 12/1/10	280	274
6.75%, 3/15/32	535	630
Goldman Sachs Group, Inc.
5.25%, 10/15/13	485	486
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	315	312
7.90%, 6/15/10	235	262
HSBC Finance Corp.
4.125%, 12/15/08	185	181
5.875%, 2/1/09	580	593
6.375%, 10/15/11	145	153
6.75%, 5/15/11	320	344
8.00%, 7/15/10	195	218
JPMorgan Chase & Co.
5.35%, 3/1/07	415	417
6.00%, 2/15/09	80	82
6.625%, 3/15/12	210	227
7.00%, 11/15/09	275	294
M&I Marshall & IIsley Bank
3.80%, 2/8/08	775	761
Mantis Reef Ltd.
4.692%, 11/14/08	(c)630	619
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	880	845
MBNA Corp.
4.721%, 5/5/08	(b)700	705
6.125%, 3/1/13	430	457
Nationwide Building Society
4.25%, 2/1/10	(c)(d)640	624
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	370	371
7.50%, 6/1/17	385	393
Prudential Holdings LLC
7.245%, 12/18/23	(c)160	192
Reckson Operating Partnership LP
5.15%, 1/15/11	290	286
Residential Capital Corp.
6.375%, 6/30/10	980	997
SLM Corp.
4.00%, 1/15/10	510	491
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	490	490
Two-Rock Pass Through Trust
5.27%, 2/15/49	(b)(c)475	472
Washington Mutual Bank FA
5.50%, 1/15/13	$75	$76
Washington Mutual, Inc.
8.25%, 4/1/10	520	579
World Financial Properties
6.91%, 9/1/13	(c)1,122	1,179
Xlliac Global Funding
4.80%, 8/10/10	(c)690	682
		19,915
Industrials (7.9%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	208	212
8.85%, 8/1/30	825	709
AmerisourceBergen Corp.
5.625%, 9/15/12	(c)225	226
AT&T Corp.
9.75%, 11/15/31	680	857
AT&T, Inc.
6.15%, 9/15/34	300	302
Bowater Canada Finance Corp.
7.95%, 11/15/11	985	960
Brascan Corp.
7.125%, 6/15/12	465	508
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	224	217
Caterpillar Financial Services Corp.
3.625%, 11/15/07	130	127
4.44%, 8/20/07	(b)560	561
Clorox Co.
4.614%, 12/14/07	(b)595	596
Comcast Cable Communications, Inc.
6.75%, 1/30/11	350	371
8.375%, 5/1/07	75	78
ConAgra Foods, Inc.
7.00%, 10/1/28	130	142
8.25%, 9/15/30	65	81
Consumers Energy Co.
4.00%, 5/15/10	195	185
4.80%, 2/17/09	275	272
Continental Airlines, Inc.
7.461%, 4/1/15	56	52
Cooper Industries, Inc.
5.25%, 11/15/12	(c)275	277
COX Communications, Inc.
4.625%, 1/15/10	335	325
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	360	437
Deutsche Telekom International Finance BV
8.25%, 6/15/30	530	676
Eastman Kodak Co.
7.25%, 11/15/13	345	331
Echostar DBS Corp.
6.375%, 10/1/11	565	547
6.625%, 10/1/14	215	207

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face
		Amount	Value
		(000)	(000)
Industrials (cont’d)
FBG Finance, Ltd.
5.125%, 6/15/15		$ (c)480	$468
FedEx Corp.
2.65%, 4/1/07		325	316
France Telecom S.A.
8.50%, 3/1/31		505	676
General Motors Acceptance Corp.
6.875%, 9/15/11		880	803
General Motors Corp.
7.25%, 7/3/13	EUR	295	234
8.375%, 7/15/33		$1,900	1,263
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(e)(f)180	@—
HCA, Inc.
7.50%, 12/15/23		140	144
7.69%, 6/15/25		190	198
7.875%, 2/1/11		275	297
9.00%, 12/15/14		110	129
Health Net, Inc.
9.875%, 4/15/11		715	835
Hyatt Equities LLC
6.875%, 6/15/07		(c)380	388
ICI Wilmington, Inc.
4.375%, 12/1/08		230	224
Interpublic Group of Cos., Inc.
5.40%, 11/15/09		345	316
J.C. Penney Corp., Inc.
7.40%, 4/1/37		360	404
Kerr-McGee Corp.
5.875%, 9/15/06		95	96
Knight Ridder, Inc.
5.75%, 9/1/17		340	289
Kroger Co.
7.50%, 4/1/31		615	689
Lear Corp.
8.11%, 5/15/09		355	331
Lenfest Communications, Inc.
7.625%, 2/15/08		245	257
LG Electronics, Inc.
5.00%, 6/17/10		(c)240	235
Ltd. Brands
6.95%, 3/1/33		290	294
Miller Brewing Co.
4.25%, 8/15/08		(c)450	442
Mohawk Industries, Inc.
7.20%, 4/15/12		300	331
News America Holdings, Inc.
7.75%, 2/1/24		140	158
Norfolk Southern Corp.
7.35%, 5/15/07		305	315
Northrop Grumman Corp.
4.079%, 11/16/06		305	303
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		100	97
Pemex Project Funding Master Trust
7.375%, 12/15/14		$375	$418
8.625%, 2/1/22		580	716
9.125%, 10/13/10		180	208
Raytheon Co.
8.30%, 3/1/10		245	275
Safeway, Inc.
7.25%, 2/1/31		180	195
Sappi Papier Holding AG
6.75%, 6/15/12		(c)260	249
Sealed Air Corp.
5.625%, 7/15/13		(c)680	676
Sprint Capital Corp.
8.375%, 3/15/12		265	307
8.75%, 3/15/32		145	193
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		95	97
Systems 2001 AT LLC
6.664%, 9/15/13		(c)624	664
TCI Communications, Inc.
7.875%, 2/15/26		190	220
Telecom Italia Capital S.A.
4.00%, 1/15/10		625	596
Tenet Healthcare Corp.
7.375%, 2/1/13		365	339
Tyco International Group S.A.
5.80%, 8/1/06		145	146
Union Pacific Corp.
5.214%, 9/30/14		(c)120	120
6.625%, 2/1/08		60	62
6.65%, 1/15/11		165	176
6.79%, 11/9/07		130	134
Verizon New England, Inc.
6.50%, 9/15/11		120	123
WellPoint, Inc.
3.75%, 12/14/07		175	171
4.25%, 12/15/09		165	161
WPP Finance UK Corp.
5.875%, 6/15/14		335	341
			26,375
Mortgages — Other (4.9%)
Banc of America Funding Corp.
4.72%, 9/20/35		(b)1,429	1,429
Countrywide Alternative Loan Trust
4.63%, 11/20/35		(b)1,441	1,440
Federal National Mortgage Association
7.00%, 9/25/32		532	552
Harborview Mortgage Loan Trust
4.66%, 7/19/45		(b)941	942
4.75%, 11/19/35		(b)1,406	1,407
Indymac Index Mortgage Loan Trust
4.659%, 7/25/35		(b)790	790

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other
Merrill Lynch Mortgage Investors, Inc.
4.499%, 8/25/35	$ (b)1,763	$1,763
Thornburg Mortgage Securities Trust
4.529%, 6/25/44	(b)151	151
Washington Mutual, Inc.
4.51%, 7/25/44	(b)298	299
4.62%, 12/25/45	(b)2,975	2,975
4.629%, 11/25/45	(b)1,402	1,403
4.639%, 10/25/45	(b)1,888	1,889
4.669%, 8/25/45	(b)1,158	1,159
		16,199
Sovereign (0.3%)
United Mexican States
8.375%, 1/14/11	1,020	1,165
U.S. Treasury Securities (39.4%)
U.S. Treasury Bonds
6.125%, 8/15/29	7,750	9,443
6.375%, 8/15/27	2,025	2,509
8.125%, 8/15/19	6,525	8,854
8.50%, 2/15/20	8,400	11,786
8.75%, 8/15/20	1,600	2,302
U.S. Treasury Notes
3.875%, 2/15/13	1,400	1,357
4.25%, 8/15/13 - 11/15/13	4,000	3,965
U.S. Treasury Strips IO
4.26%, 5/15/11	3,900	3,112
4.55%, 5/15/16	5,500	3,449
4.64%, 8/15/18	1,700	953
4.65%, 2/15/19 - 8/15/19	30,000	16,186
4.66%, 11/15/19	2,850	1,504
4.67%, 2/15/20 - 2/15/21	42,530	21,750
4.68%, 5/15/21 - 5/15/22	47,730	23,130
4.69%, 11/15/21 - 2/15/22	16,375	7,824
PO
5/15/21 - 2/15/27	32,150	14,047
		132,171
Utilities (1.9%)
Arizona Public Service Co.
5.80%, 6/30/14	500	516
6.75%, 11/15/06	145	147
CC Funding Trust I
6.90%, 2/16/07	595	607
Cincinnati Gas & Electric
5.70%, 9/15/12	195	200
Consolidated Natural Gas Co.
5.00%, 12/1/14	310	301
6.25%, 11/1/11	425	446
Detroit Edison Co.
6.125%, 10/1/10	205	214
Entergy Gulf States, Inc.
5.207%, 12/8/08	(b)(c)550	550
Entergy Gulf States, Inc.
3.60%, 6/1/08	195	188
4.81%, 12/1/09	$ (b)260	$254
Exelon Corp.
6.75%, 5/1/11	295	314
Monongahela Power Co.
5.00%, 10/1/06	210	210
Nisource Finance Corp.
4.95%, 11/23/09	(b)300	301
Pacific Gas & Electric Co.
6.05%, 3/1/34	220	228
PSEG Energy Holdings LLC
7.75%, 4/16/07	320	333
8.625%, 2/15/08	155	162
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c)415	481
Sempra Energy
4.621%, 5/17/07	320	318
Texas Eastern Transmission LP
7.00%, 7/15/32	295	345
TXU Corp.
6.375%, 6/15/06	180	182
Wisconsin Electric Power
3.50%, 12/1/07	120	117
		6,414
Total Fixed Income Securities (Cost $351,298)		357,478

Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.,
13.33% (Cost $468)	(c)1,550	429

	Face
	Amount
	(000)
Short-Term Investments (5.1%)
Discount Notes (2.7%)
Federal National Mortgage Association
4.30%, 1/6/06	$1,000	999
Federal Home Loan Bank
4.30%, 1/6/06	5,000	4,997
4.35%, 1/24/06	3,200	3,191
		9,187
Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $7,356	(g)7,353	7,353
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
4.25%, 1/12/06	(h)500	500
Total Short-Term Investments (Cost $17,041)		17,040
Total Investments (111.7%) (Cost $368,807)		374,947
Liabilities in Excess of Other Assets (-11.7%)		(39,398)
Net Assets (100%)		$335,549

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

(a)	Security is subject to delayed delivery.

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on December 31, 2005.

(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	Security has been deemed illiquid - At December 31, 2005.

(e)	Security was valued at fair value — At December 31, 2005, the Portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.

(f)	Security is in default.

(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	A portion of the security was pledged to cover margin requirements for futures contracts.

@	Face Amount/Value is less than $500.

EUR	Euro

Inv Fl	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on December 31, 2005.

IO	Interest Only

PAC	Planned Amortization Class

PO	Principal Only

TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

						Net
Currency to Deliver (000)	Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
EUR 258	$306	1/26/06	USD	311	$311	$5

USD - U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number of Contracts	Value (000)	Expiration Date	Appreciation (Depreciation) (000)
Long:
U.S. Treasury Long Bond	102	$11,647	Mar-06	$172
10 Year U.S. Treasury Note	286	31,290	Mar-06	221
Short:
Eurex Euro Bond	2	288	Mar-06	(5)
5 Year U.S. Treasury Note	237	25,203	Mar-06	(92)
				$296

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)
Assets:
Investments, at Value (Cost $368,807)	$374,947
Cash	36
Receivable for Forward Commitments	7,590
Interest Receivable	2,219
Receivable for Portfolio Shares Sold	168
Unrealized Appreciation on Swap Agreements	328
Unrealized Appreciation on Foreign Currency Exchange Contracts	5
Receivable for Investments Sold	1
Other Assets	8
Total Assets	385,302
Liabilities:
Payable for Forward Commitments	42,094
Due to Broker	3,685
Unrealized Depreciation on Swap Agreements	2,386
Payable for Investments Purchased	837
Investment Advisory Fees Payable	313
Payable for Portfolio Shares Redeemed	304
Administration Fees Payable	71
Distribution Fees — Class II Shares	9
Custodian Fees Payable	3
Directors’ Fees and Expenses Payable	3
Other Liabilities	48
Total Liabilities	49,753
NET ASSETS	$335,549
Net Assets Consist of:
Paid-in Capital	$320,254
Undistributed (Distributions in Excess of) Net Investment Income	12,723
Accumulated Net Realized Gain (Loss)	(1,811)
Unrealized Appreciation (Depreciation) on:
Investments	6,140
Foreign Currency Exchange Contracts and Translations	5
Futures Contracts	296
Swap Agreements	(2,058)
Net Assets	$335,549
CLASS I:
Net Assets	$290,727
Net Asset Value, Offering and Redemption Price Per Share Applicable to 25,226,972 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.52
CLASS II:
Net Assets	$44,822
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,910,606 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.46

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Core Plus Fixed Income Portfolio

Statement of Operations

Year Ended December 31, 2005 (000)
Investment Income:
Interest	$11,419
Dividends	37
Total Investment Income	11,456
Expenses:
Investment Advisory Fees (Note B)	1,201
Administration Fees (Note C)	799
Distribution Fees — Class II Shares (Note D)	112
Shareholder Reporting Fees	96
Professional Fees	29
Custodian Fees (Note E)	25
Directors’ Fees and Expenses	4
Other	21
Total Expenses	2,287
Distribution Fees — Class II Shares Waived (Note D)	(32)
Expense Offset (Note E)	(2)
Net Expenses	2,253
Net Investment Income	9,203
Realized Gain (Loss) on:
Investments Sold	2,702
Foreign Currency Transactions	142
Futures Contracts	715
Swap Agreements	1,885
Net Realized Gain (Loss)	5,444
Change in Unrealized Appreciation (Depreciation) on:
Investments	(849)
Foreign Currency Exchange Contracts and Translations	82
Futures Contracts	277
Swap Agreements	(1,129)
Net Change in Unrealized Appreciation (Depreciation)	(1,619)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	3,825
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,028

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$9,203	$8,831
Net Realized Gain (Loss)	5,444	4,812
Net Change in Unrealized Appreciation (Depreciation)	(1,619)	(671)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,028	12,972
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(10,308)	(10,616)
Net Realized Gain	(2,114)	(639)
Class II:
Net Investment Income	(1,102)	(543)
Net Realized Gain	(233)	(33)
Total Distributions	(13,757)	(11,831)
Capital Share Transactions:(1)
Class I:
Subscriptions	53,622	42,188
Distributions Reinvested	12,422	11,255
Redemptions	(58,881)	(97,323)
Class II:
Subscriptions	22,521	17,578
Distributions Reinvested	1,335	576
Redemptions	(2,054)	(1,969)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	28,965	(27,695)
Total Increase (Decrease) in Net Assets	28,236	(26,554)
Net Assets:
Beginning of Period	307,313	333,867
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $12,723 and $11,307, respectively)	$335,549	$307,313
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,618	3,657
Shares Issued on Distributions Reinvested	1,093	1,002
Shares Redeemed	(5,087)	(8,392)
Net Increase (Decrease) in Class I Shares Outstanding	624	(3,733)
Class II:
Shares Subscribed	1,965	1,531
Shares Issued on Distributions Reinvested	118	51
Shares Redeemed	(179)	(171)
Net Increase (Decrease) in Class II Shares Outstanding	1,904	1,411

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Core Plus Fixed Income Portfolio

Statement of Cash Flows

Year Ended December 31, 2005 (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$212,096
Proceeds from Sales of Forward Commitments	381,185
Purchases of Investments	(224,848)
Purchases of Forward Commitments	(393,741)
Net (Increase) Decrease in Short-Term Investments	609
Net Realized Gain (Loss) on Foreign Currency Transactions	142
Net Realized Gain (Loss) on Futures Contracts	715
Net Realized Gain (Loss) on Swap Agreements	1,885
Net Investment Income	9,203
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) in Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	97
Net Increase (Decrease) in Payables Related to Operations	(2,732)
Accretion/Amortization of Discounts and Premiums	(41)
Net Cash Provided (Used) in Operating Activities	(15,430)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	76,161
Payment on Portfolio Shares Redeemed	(60,696)
Net Cash Provided (Used) in Financing Activities	15,465
Net Increase (Decrease) in Cash	35
Cash at Beginning of Period	1
Cash at End of Period	$36

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.55	$11.54	$11.12	$10.85	$10.51
Income (Loss) from Investment Operations
Net Investment Income	0.33 #	0.33 #	0.27 #	0.39 #	0.42
Net Realized and Unrealized Gain (Loss)	0.15	0.15	0.25	0.41	0.56
Total from Investment Operations	0.48	0.48	0.52	0.80	0.98
Distributions from and/or in Excess of:
Net Investment Income	(0.42)	(0.44)	(0.01)	(0.41)	(0.46)
Net Realized Gain	(0.09)	(0.03)	(0.09)	(0.12)	(0.18)
Total Distributions	(0.51)	(0.47)	(0.10)	(0.53)	(0.64)
Net Asset Value, End of Period	$11.52	$11.55	$11.54	$11.12	$10.85
Total Return ±	4.21%	4.37%	4.64%	7.33%	9.32%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$290,727	$284,223	$327,000	$280,929	$153,339
Ratio of Expenses to Average Net Assets (1)	0.68%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets (1)	2.89%	2.90%	2.36%	3.49%	4.89%
Portfolio Turnover Rate^	172%	287%	123%	90%	71%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	0.72%	0.73%	0.73%	0.71%
Net Investment Income to Average Net Assets	N/A	2.88%	2.33%	3.46%	4.88%

#      Per share amount is based on average shares outstanding.

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate acccount. If Performance information included the effect of these additional charges, the total return would be lower.

^      The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
			Period from
			May 1, 2003*
	Year Ended December 31,		to December 31,
Selected Per Share Data and Ratios	2005	2004	2003
Net Asset Value, Beginning of Period	$11.51	$11.52	$11.37
Income (Loss) from Investment Operations
Net Investment Income#	0.31	0.30	0.14
Net Realized and Unrealized Gain (Loss)	0.14	0.16	0.11
Total from Investment Operations	0.45	0.46	0.25
Distributions from and/or in Excess of:
Net Investment Income	(0.41)	(0.44)	(0.01)
Net Realized Gain	(0.09)	(0.03)	(0.09)
Total Distributions	(0.50)	(0.47)	(0.10)
Net Asset Value, End of Period	$11.46	$11.51	$11.52
Total Return ±	3.93%	4.07%	2.16	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,822	$23,090	$6,867
Ratio of Expenses to Average Net Assets (1)	0.93%	0.95%	0.95	%**
Ratio of Net Investment Income to Average Net Assets (1)	2.69%	2.66%	2.11	%**
Portfolio Turnover Rate^	172%	287%	123	%††
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.03%	1.07%	1.08	%**
Net Investment Income to Average Net Assets	2.59%	2.54%	1.98	%**

*      Commenced offering

**   Annualized

#      Per share amount is based on average shares outstanding.

††    Not annualized

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^      The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.     Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5.     Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

6.     Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

7.     Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities.  Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at portfolio which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statement of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value of open swaps reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

At December 31, 2005, the Portfolio had open swap agreements as follows:

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)

Bank of America
	1/25/06	$4,900	TRS	3 month LIBOR	Index Return(1)	$47
	8/15/19	7,100	ZCS	at maturity	compounded 3 month LIBOR	(36)
	8/15/19	7,000	ZCS	at maturity	compounded 3 month LIBOR	(35)
	2/15/22	3,000	ZCS	at maturity	compounded 3 month LIBOR	(28)
	5/16/22	7,500	ZCS	at maturity	compounded 3 month LIBOR	(65)
	5/16/22	6,600	ZCS	at maturity	compounded 3 month LIBOR	(32)
Citigroup	2/15/19	7,000	ZCS	at maturity	compounded 3 month LIBOR	(22)
	5/15/19	2,900	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	(51)
	11/15/19	1,150	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	(29)
	2/15/20	1,200	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	4
	2/15/20	1,200	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	5
	2/15/20	4,200	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	(7)
	2/15/20	2,025	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	(8)
	5/15/20	1,750	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	13
	5/15/20	1,275	ZCS	at maturity	compounded 3 month LIBOR less 6 bps	(15)
	5/15/20	5,450	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	(86)
	5/15/20	3,750	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	(42)
	8/15/20	1,850	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(39)
	2/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(47)
	5/15/21	6,000	ZCS	at maturity	compounded 3 month LIBOR less 8 bps	(211)
	5/15/21	1,400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(50)
	5/15/21	1,400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(48)
	5/15/21	4,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(153)
	5/15/21	1,070	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(42)
	5/15/21	1,130	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(41)
	5/15/21	1,180	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(47)
	5/15/21	3,900	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(66)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(24)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 3 bps	37
	5/15/21	5,750	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	164
	11/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(40)
	11/15/21	6,750	ZCS	at maturity	compounded 3 month LIBOR less 3.7 bps	(160)
	11/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(41)
	2/15/22	1,750	ZCS	at maturity	compounded 3 month LIBOR less 10 bps	(3)
Credit Suisse First Boston
	5/15/16	5,500	ZCS	at maturity	compounded 3 month LIBOR	29
	8/15/18	1,700	ZCS	at maturity	compounded 3 month LIBOR	(53)
	2/15/19	3,000	ZCS	at maturity	compounded 3 month LIBOR	4
	5/15/19	500	ZCS	at maturity	compounded 3 month LIBOR	(1)
	8/15/19	2,500	ZCS	at maturity	compounded 3 month LIBOR	(91)
	11/15/19	1,700	ZCS	at maturity	compounded 3 month LIBOR	(63)
	2/15/21	4,150	ZCS	at maturity	compounded 3 month LIBOR	(166)
	5/15/21	5,850	ZCS	at maturity	compounded 3 month LIBOR	(134)
	5/15/21	5,850	ZCS	at maturity	compounded 3 month LIBOR	(72)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR	2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	2/15/20	$1,130	ZCS	at maturity	compounded 3 month LIBOR	$(38)
	2/15/20	700	ZCS	at maturity	compounded 3 month LIBOR	(2)
	2/15/20	1,175	ZCS	at maturity	compounded 3 month LIBOR	(4)
	5/15/20	450	ZCS	at maturity	compounded 3 month LIBOR	1
	8/15/20	6,000	ZCS	at maturity	compounded 3 month LIBOR	22
	2/15/21	4,500	ZCS	at maturity	compounded 3 month LIBOR	(190)
	2/15/21	225	ZCS	at maturity	compounded 3 month LIBOR	(4)
	11/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR	(26)
	11/15/21	3,425	ZCS	at maturity	compounded 3 month LIBOR	(74)
						$(2,058)

(1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year
Commercial Mortgage-Backed Securities Daily Index.
bps	— basis points
TRS	— Total Return Swap
ZCS	— Zero Coupon Interest Rate Swap

8.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B.    Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	More than $1 billion
0.375%	0.30%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C.    Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D.    Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $32,000.  Prior to April 29, 2005, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

E.     Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.    Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$13,757	$—	$11,831	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$3,623	$(3,263)	$(360)

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$14,767	$1,329

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$368,812	$10,377	$(4,242)	$6,135

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October capital losses of $807,000.

H.    Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $572,454,000 and $558,666,000, respectively. For the year ended December 31, 2005, purchases and sales of long-term U.S. Government securities were $36,647,000 and $35,418,000, respectively.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 64.2% and 91.3% for Class I and Class II shares, respectively.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Core Plus Fixed Income Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Core Plus Fixed Income Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Core Plus Fixed Income Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the Portfolio earned 51.0% of its income from direct U.S. Treasury Obligations.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Com plex Over seen by Director**	Other Directorships Held by Director

Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Director and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director

Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*       Each Director serves an indefinite term, until his or her successor is elected.

**     The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management.  Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management.  Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997 - July 2003) and General Counsel (February 1997 - April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997 - December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

•           This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, New York 10020	Legal Counsel Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Distributor Morgan Stanley Distribution, Inc. One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, Pennsylvania 19428-2899	Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116-5072

Custodian JPMorgan Chase Bank, N.A. 270 Park Avenue New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00134P-Y12/05

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Technology Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview

Technology Portfolio

The Technology Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries. The Portfolio’s concentration in the technology sector makes it subject to greater risk and volatility than portfolios that do not concentrate in a specific industry, and the value of its shares may be substantially affected by economic events. In addition, the Portfolio may invest up to 35% in securities of foreign issuers.

Performance

For the year ended December 31, 2005, the Portfolio had a total return of (0.28)%, net of fees, compared to 1.37% for the Nasdaq Composite Index (the “Index”) and 4.91% for the S&P 500 Index.

Factors Affecting Performance

•      In the 12-month period ended December 31, 2005, the information technology segment modestly underperformed the broad market average. On an absolute basis, the technology sector’s overall performance was flat for the year. A backdrop of rising interest rates and rising energy prices contributed to a lackluster environment for technology stock investing. Within the technology sector, performance diverged widely among individual industries. Best performing technology sub-sectors included computers and peripherals (+35%), biotechnology (+16%), and semiconductors and semiconductor capital equipment (+6%). Internet and catalog retail (-18%), electronic equipment and instrumentation (-26%), and software (- 5%) turned in the weakest results. Overall, the technology market provided few significant trends or unexpected developments during the period, and volatility was somewhat lower than typical levels.

•      The Portfolio generated the strongest outperformance relative to the Index in the semiconductors and semiconductor capital equipment and the communications equipment sectors. Strong stock selection accounted for the bulk of outperformance, although overweight in Semisconductors contributed positively as well.

•      The Portfolio’s underweights in internet and catalog and internet software and services also contributed positively to relative returns.

•      Poor stock selection in the computers and peripherals category was by far the largest detractor to relative performance, although it was offset somewhat by the allocation effect of being overweight the sector.

•      A significant underweight in biotechnology and poor stock selection in software also had significant negative impact on relative returns.

Management Strategies

•      As of the close of the reporting period, we are encouraged by the signs of continued global economic improvements.

•      It is our goal to invest in companies that we believe are positioned will to benefit from involvement in the fields of information technology. We continue to favor companies that we believe have some uniqueness and/or sustainable competitive advantages in their business model. We prefer companies that have potential for double-digit revenue growth with strong returns on invested capital and cash flow growth on par or better than earnings growth.

January 2006

Performance Compared to the Nasdaq Composite Index(1) and the S&P 500 Index(2)

	Total Returns(3)
		Average Annual
	One Year	Five Year	Since Inception(5)
Portfolio(4)	(0.28)%	(17.66)%	(15.49)%
Nasdaq Composite Index	1.37	(2.25)	(6.58)
S&P 500 Index	4.91	0.55	(0.18)

(1)   The Nasdaq Composite Index is a broad based market capitalization weighted Index which measures all Nasdaq domestic and international based common type stocks listed on the Nasdaq Stock Market.

(2)   The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3)   Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.  Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)   Commenced operations on November 30, 1999.

(5)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Technology Portfolio

* Commenced operations on November 30, 1999.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 — December 31, 2005

Actual	$1,000.00	$1,068.70	$6.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.38	5.88

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview(cont’d)

Technology Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled "Other".

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

Technology Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Airlines (1.8%)
Ctrip.com International Ltd. ADR	(a)4,870	$281
Expedia, Inc.	(a)7,975	191
		472
Biotechnology (0.4%)
Alexion Pharmaceuticals, Inc.	(a)6,000	122
Cellular/Wireless Telecommunications (1.2%)
America Movil S.A. de C.V., Class L ADR	4,520	132
NII Holdings, Inc.	(a)4,350	190
		322
Communications Equipment (10.9%)
Alcatel S.A. ADR	(a)16,510	205
AudioCodes Ltd.	(a)11,200	124
Comverse Technology, Inc.	(a)21,200	563
Corning, Inc.	(a)49,700	977
Lucent Technologies, Inc.	(a)61,200	163
Motorola, Inc.	11,700	264
Nortel Networks Corp.	(a)54,200	166
Qualcomm, Inc.	10,462	451
		2,913
Computers (Hardware) (7.8%)
Apple Computer, Inc.	(a)10,840	780
Dell, Inc.	(a)21,440	643
Juniper Networks, Inc.	(a)20,231	451
Sun Microsystems, Inc.	(a)48,500	203
		2,077
Computers (Networking) (3.9%)
Cisco Systems, Inc.	(a)51,956	890
Network Appliance, Inc.	(a)5,270	142
		1,032
Computers (Peripherals) (2.8%)
EMC Corp./Massachusetts	(a)54,630	744
Computers (Software/Services) (34.5%)
Adobe Systems, Inc.	6,694	247
Akamai Technologies, Inc.	(a)20,100	401
Cognizant Technology Solutions Corp., Class A	(a)4,230	213
eBay, Inc.	(a)21,860	945
Electronic Arts, Inc.	(a)2,700	141
Google, Inc., Class A	(a)870	361
Micromuse, Inc.	(a)8,920	88
Microsoft Corp.	62,510	1,635
Netease.com ADR	(a)5,200	292
Novell, Inc.	(a)12,870	114
Oracle Corp.	(a)33,730	412
Quest Software, Inc.	(a)9,460	138
Red Hat, Inc.	(a)11,020	300
SAP AG ADR	9,040	407
Shanda Interactive Entertainment Ltd. ADR	(a)8,500	130
Sina Corp.	(a)22,020	532
Sonus Networks, Inc.	(a)30,800	115
Symantec Corp.	(a)73,579	1,288
VeriSign, Inc.	(a)28,400	622
Yahoo!, Inc.	(a)20,994	$822
		9,203
Electronics (Defense) (0.5%)
Verint Systems, Inc.	(a)3,570	123
Electronics (Semiconductors) (24.8%)
Advanced Micro Devices, Inc.	(a)16,030	491
Analog Devices, Inc.	10,103	363
Broadcom Corp., Class A	(a)7,721	364
Integrated Device Technology, Inc.	(a)12,900	170
Intel Corp.	44,356	1,107
Kopin Corp.	(a)19,190	103
Linear Technology Corp.	12,525	452
Marvell Technology Group Ltd.	(a)18,400	1,032
Maxim Integrated Products, Inc.	10,850	393
Micron Technology, Inc.	(a)21,880	291
National Semiconductor Corp.	23,030	598
Texas Instruments, Inc.	27,511	882
Xilinx, Inc.	15,362	387
		6,633
Equipment (Semiconductors) (4.8%)
Applied Materials, Inc.	7,895	142
Cymer, Inc.	(a)5,600	199
KLA-Tencor Corp.	3,592	177
Lam Research Corp.	(a)17,930	640
Novellus Systems, Inc.	(a)5,197	125
		1,283
Photography/Imaging (0.2%)
Suntech Power Holdings Co., Ltd. ADR	(a)2,200	60
Retail (Home Shopping) (1.4%)
Amazon.Com, Inc.	(a)7,920	373
Services (Commercial & Consumer) (2.4%)
Apollo Group, Inc., Class A	(a)1,950	118
Corporate Executive Board Co.	790	71
Getty Images, Inc.	(a)750	67
Monster Worldwide, Inc.	(a)4,580	187
Strayer Education, Inc.	2,090	196
		639
Services (Data Processing) (0.2%)
Paychex, Inc.	1,600	61
Telephone Long Distance (1.2%)
Covad Communications Group, Inc.	(a)477	@—
Sprint Nextel Corp.	13,649	319
		319
Total Common Stocks (Cost $24,385)		26,376

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Technology Portfolio

	Face Amount (000)		Value (000)
Short-Term Investment (1.5%)
Repurchase Agreement (1.5%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $388 (Cost $388)	$	(b)388	$388
Total Investments (100.3%) (Cost $24,773)			26,764
Liabilities in Excess of Other Assets (-0.3%)			(70)
Net Assets (100%)			$26,694

(a)	Non-income producing security
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
@	Face Amount/Value is less than $500.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Technology Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)

Assets:
Investments, at Value (Cost $24,773)	$26,764
Cash	@—
Dividends Receivable	5
Receivable for Portfolio Shares Sold	1
Interest Receivable	@—
Other Assets	1
Total Assets	26,771
Liabilities:
Investment Advisory Fees Payable	31
Payable for Portfolio Shares Redeemed	6
Administration Fees Payable	6
Custodian Fees Payable	1
Directors’ Fees and Expenses Payable	1
Other Liabilities	32
Total Liabilities	77
NET ASSETS	$26,694
Net Assets Consist of:
Paid-in Capital	$99,334
Accumulated Net Realized Gain (Loss)	(74,631)
Unrealized Appreciation (Depreciation) on Investments	1,991
Net Assets	$26,694
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,462,152 outstanding $0.001 par value shares (authorized 500,000,000 shares)	$3.58

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Technology Portfolio

Statement of Operations

Year Ended December 31, 2005 (000)
Investment Income:
Dividends	$86
Interest	13
Total Investment Income	99
Expenses:
Investment Advisory Fees (Note B)	221
Administration Fees (Note C)	67
Shareholder Reporting Fees	53
Professional Fees	18
Custodian Fees (Note D)	9
Directors’ Fees and Expenses	@—
Other	7
Total Expenses	375
Investment Advisory Fees Waived (Note B)	(56)
Expense Offset (Note D)	@—
Net Expenses	319
Net Investment Income (Loss)	(220)
Net Realized Gain (Loss) on:
Investments Sold	1,593
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,670)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(77)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(297)

Statements of Changes in Net Assets

	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(220)	$(86)
Net Realized Gain (Loss)	1,593	2,556
Net Change in Unrealized Appreciation (Depreciation)	(1,670)	(3,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	(297)	(1,445)
Capital Share Transactions:(1)
Subscriptions	5,907	5,698
Redemptions	(10,930)	(11,680)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,023)	(5,982)
Total Increase (Decrease) in Net Assets	(5,320)	(7,427)
Net Assets:
Beginning of Period	32,014	39,441
End of Period	$26,694	$32,014

(1) Capital Share Transactions:
Shares Subscribed	1,766	1,610
Shares Redeemed	(3,230)	(3,477)
Net Increase (Decrease) in Capital Shares Outstanding	(1,464)	(1,867)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

 Annual Report – December 31, 2005

Financial Highlights

Technology Portfolio

Selected Per Share Data and Ratios

	Year Ended December 31,
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$3.59	$3.65	$2.47	$4.84	$9.47
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.03)#	(0.01)#	(0.03)#	(0.03)#	(0.04)
Net Realized and Unrealized Gain (Loss)	0.02	(0.05)	1.21	(2.34)	(4.59)
Total from Investment Operations	(0.01)	(0.06)	1.18	(2.37)	(4.63)
Net Asset Value, End of Period	$3.58	$3.59	$3.65	$2.47	$4.84
Total Return ±	(0.28)%	(1.64)%	47.77%	(48.97)%	(48.89)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,694	$32,014	$39,441	$25,117	$43,605
Ratio of Expenses to Average Net Assets(1)	1.15%	1.15%	1.15%	1.15%	1.17%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A	N/A	1.15%	N/A	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.79)%	(0.25)%	(0.96)%	(1.02)%	(0.95)%
Portfolio Turnover Rate	91%	80%	108%	140%	71%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.36%	1.29%	1.33%	1.29%	1.31%
Net Investment Income (Loss) to Average Net Assets	(1.00)%	(0.39)%	(1.14)%	(1.16)%	(1.09)%

#      Per share amount is based on average shares outstanding.

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Technology Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries. The Portfolio’s concentration in the technology sector makes it subject to greater risk and volatility than portfolios that do not concentrate in a specific industry, and the value of its shares may be substantially affected by economic events.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2      Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.80%	0.75%	0.70%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%. For the year ended December 31, 2005, this waiver amounted to $56,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2005 and 2004.

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments for net investment losses, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$220	$—	$(220)

At December 31, 2005, the Portfolio had no distributable earnings on a tax basis.

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$25,173	$3,242	$(1,651)	$1,591

At December 31, 2005, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $74,231,000 of which $7,602,000 will expire on December 31, 2008, $33,239,000 will expire on December 31, 2009, $24,555,000 will expire on December 31, 2010, $8,679,000 will expire on December 31, 2011 and $156,000 will expire on December 31, 2013.

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for such gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

G. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $24,887,000 and $29,977,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

During the year ended December 31, 2005, the Portfolio incurred $22,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 87.4%.

H. Subsequent Event: On February 6, 2006, the Board of Directors of the Fund approved the redemption of all of the shares (the “Redemption”) of the Portfolio, pursuant to the Fund’s Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption is expected to occur on or about April 28, 2006.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of

Directors of The Universal Institutional Funds, Inc. -

Technology Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Technology Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Technology Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer(1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, All state Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*      Each Director serves an indefinite term, until his or her successor is elected.

**   The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds.  He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management.  Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997-July 2003) and General Counsel (February 1997-April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997-December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*      This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, New York 10020

Distributor Morgan Stanley Distribution, Inc. One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, Pennsylvania 19428-2899

Custodian JPMorgan Chase Bank, N.A. 270 Park Avenue New York, New York 10017

Legal Counsel Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00132I-Y12/05

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview

Mid Cap Growth Portfolio

The Mid Cap Growth Portfolio (the “Portfolio”) seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies, and to a limited extent, foreign companies, including those located in emerging market countries Investments in small- to medium-sized corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

Performance

For the year ended December 31, 2005, the Portfolio’s Class I Shares had a total return of 17.57%, net of fees, compared to 12.10% for the Russell Midcap Growth Index (the “Index”). The Portfolio’s Class II shares had a total return of 17.29%, net of fees.

Factors Affecting Performance

•                  Stock selection contributed favorably to relative performance versus the Index, while sector allocations detracted from the pace of gains.

•                  The most notable areas of strength within the Portfolio included the technology, financial services, and utilities sectors. Within the technology sector, computer services and software systems and communication technology stocks were particularly positive factors. Stock selection in diversified financial services and financial data processing services further enhanced performance. Telecommunication companies and gas distributor companies within the utilities sector provided a boost to relative returns, as well.

•                  Within the energy sector, the Portfolio’s exposure to the crude oil producer industry was advantageous as well.

•                  Healthcare and consumer discretionary were areas of weakness for the Portfolio. Within the healthcare sector, stock selection and an underweight in drugs and pharmaceutical companies and healthcare services companies hindered relative performance. Among its consumer discretionary holdings, the Portfolio’s hotel/motel stocks and entertainment stocks lagged. An overweight to the consumer discretionary sector was also detrimental.

•                  Homebuilding stocks within the producer durables sector had a negative impact.

Management Strategies

•                  As of the close of the reporting period, consumer discretionary represents the largest sector weight in the Portfolio, followed by healthcare and technology. The Portfolio’s consumer discretionary exposure is overweighted relative to the Index, while healthcare and technology are both underweighted.

•                  It is our goal to hold a portfolio of high quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that we believe have some uniqueness or dynamic competitive advantage in their business model, with a high quality stream of cash flow and the ability to redeploy capital at a high rate of return.

January 2006

Performance Compared to the Russell Midcap Growth Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Year	Since Inception(5)
Portfolio – Class I(3)	17.57%	(0.28)%	3.86%
Russell Midcap Growth Index	12.10	1.38	5.24
Portfolio – Class II(4)	17.29	—	25.77
Russell Midcap Growth Index	12.10	—	21.70

(1)   The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

(2)   Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)   Commenced operations on October 18, 1999.

(4)   Commenced offering on May 5, 2003.

(5)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Mid Cap Growth Portfolio

*   Commenced operations on October 18, 1999.

** Commenced offering on May 5, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 — December 31, 2005
Class I
Actual	$1,000.00	$1,142.60	$5.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35

Class II
Actual	1,000.00	1,142.10	6.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85

*                         Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.05% and 1.15%, respectively, multiplied by    the average account value over the period, multiplied by 184/365 (to reflect the one year period).

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Mid Cap Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry as a percentage of total investments.

*                    Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
Advertising Agencies (8.1%)
Getty Images, Inc.	(a)58,424	$5,216
Lamar Advertising Co.	(a)47,278	2,181
Monster Worldwide, Inc.	(a)126,600	5,168
		12,565
Air Transport (2.3%)
Expeditors International Washington, Inc.	54,200	3,659
Building: Cement (1.0%)
Rinker Group Ltd. ADR	24,600	1,476
Casinos & Gambling (6.4%)
International Game Technology	151,600	4,666
Station Casinos, Inc.	46,300	3,139
Wynn Resorts Ltd.	(a)39,715	2,179
		9,984
Communications Technology (2.4%)
Crown Castle International Corp.	(a)141,137	3,798
Computer Services Software & Systems (5.8%)
Checkfree Corp.	(a)33,400	1,533
Netease.com ADR	(a)27,000	1,516
Red Hat, Inc.	(a)97,700	2,662
Salesforce.com, Inc.	(a)78,700	2,522
Sina Corp.	(a)31,300	756
		8,989
Consumer Electronics (2.1%)
Activision, Inc.	(a)237,277	3,260
Diversified (1.0%)
St. Joe Co. (The)	22,374	1,504
Diversified Financial Services (3.6%)
Brookfield Asset Management, Inc., Class A	63,400	3,191
Calamos Asset Management, Inc., Class A	77,188	2,427
		5,618
Drugs & Pharmaceuticals (1.0%)
Gen-Probe, Inc.	(a)31,300	1,527
Education Services (2.7%)
Career Education Corp.	(a)50,400	1,699
Strayer Education, Inc.	27,000	2,530
		4,229
Electronics: Semi-Conductors/Components (3.0%)
Freescale Semiconductor, Inc., Class A	(a)53,600	1,350
Marvell Technology Group Ltd.	(a)33,300	1,868
Tessera Technologies, Inc.	(a)58,300	1,507
		4,725
Energy — Miscellaneous (7.7%)
Southwestern Energy Co.	(a)90,598	3,256
Ultra Petroleum Corp.	(a)156,640	8,741
		11,997
Entertainment (1.0%)
International Speedway Corp., Class A	33,500	1,605
Financial — Miscellaneous (3.1%)
Brown & Brown, Inc.	58,200	1,778
Chicago Mercantile Exchange Holdings, Inc.	8,360	3,072
		4,850
Health Care Facilities (0.9%)
DaVita, Inc.	(a)29,100	$1,474
Health Care Services (4.6%)
Dade Behring Holdings, Inc.	90,100	3,684
Stericycle, Inc.	(a)58,506	3,445
		7,129
Homebuilding (2.7%)
Desarrolladora Homex S.A. de CV ADR	(a)64,950	1,993
NVR, Inc.	(a)3,114	2,186
		4,179
Hotel/Motel (1.0%)
Gaylord Entertainment, Co.	(a)36,600	1,595
Insurance: Property & Casualty (0.8%)
White Mountains Insurance Group Ltd.	2,213	1,236
Leisure Time (1.0%)
SCP Pool Corp.	41,200	1,533
Manufacturing (1.4%)
Pentair, Inc.	63,000	2,175
Medical & Dental Instruments & Supplies (0.9%)
Techne Corp.	(a)25,900	1,454
Real Estate Investment Trusts (REIT) (1.2%)
CB Richard Ellis Group, Inc., Class A	(a)31,000	1,824
Recreational Vehicles & Boats (1.6%)
Harley-Davidson, Inc.	47,000	2,420
Restaurants (4.0%)
Cheesecake Factory, Inc. (The)	(a)42,950	1,606
P.F. Chang’s China Bistro, Inc.	(a)42,740	2,121
Wendy’s International, Inc.	46,600	2,575
		6,302
Retail (6.8%)
Autozone, Inc.	(a)51,300	4,707
Chico’s FAS, Inc.	(a)35,100	1,542
Expedia, Inc.	(a)98,050	2,349
Tractor Supply Co.	(a)38,306	2,028
		10,626
Securities Brokerage & Services (1.1%)
Ameritrade Holding Corp.	(a)72,500	1,740
Services: Commercial (10.0%)
ChoicePoint, Inc.	(a)31,290	1,393
Corporate Executive Board Co.	66,800	5,992
Iron Mountain, Inc.	(a)94,808	4,003
ITT Educational Services, Inc.	(a)51,000	3,014
Weight Watchers International, Inc.	(a)24,000	1,186
		15,588
Shipping (2.3%)
C.H. Robinson Worldwide, Inc.	95,054	3,520
Tobacco (1.5%)
Loews Corp. - Carolina Group	54,300	2,389
Utilities: Gas Pipelines (1.0%)
Questar Corp.	21,100	1,597
Utilities: Telecommunications (3.5%)
NII Holdings, Inc.	(a)125,940	5,501
Total Common Stocks (Cost $123,075)		152,068

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

	Face Amount (000)		Value (000)
Short-Term Investment (3.1%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $4,836
(Cost $4,834)	$	(b)4,834	$4,834
Total Investments (100.6%) (Cost $127,909)			156,902
Liabilities in Excess of Other Assets (-0.6%)			(909)
Net Assets (100%)			$155,993

(a)                                  Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Mid Cap Growth Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)
Assets:
Investments, at Value (Cost $127,909)	$156,902
Cash	1
Receivable for Portfolio Shares Sold	74
Dividends Receivable	31
Interest Receivable	1
Other Assets	4
Total Assets	157,013
Liabilities:
Payable for Portfolio Shares Redeemed	688
Investment Advisory Fees Payable	266
Administration Fees Payable	34
Distribution Fees — Class II Shares	4
Custodian Fees Payable	4
Directors’ Fees and Expenses Payable	@—
Other Liabilities	24
Total Liabilities	1,020
NET ASSETS	$155,993
Net Assets Consist of:
Paid-in Capital	$115,008
Accumulated Net Realized Gain (Loss)	11,992
Unrealized Appreciation (Depreciation) on Investments	28,993
Net Assets	$155,993
CLASS I:
Net Assets	$111,677
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,170,602 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.18
CLASS II:
Net Assets	$44,316
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,649,375 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.14

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Mid Cap Growth Portfolio

Statement of Operations

Year Ended December 31, 2005 (000)
Investment Income:
Dividends (Net of $4 Foreign Taxes Withheld)	$552
Interest	113
Total Investment Income	665
Expenses:
Investment Advisory Fees (Note B)	971
Administration Fees (Note C)	321
Distribution Fees — Class II Shares (Note D)	110
Shareholder Reporting Fees	53
Custodian Fees (Note E)	28
Professional Fees	24
Directors’ Fees and Expenses	1
Other	10
Total Expenses	1,518
Investment Advisory Fees Waived (Note B)	(47)
Distribution Fees — Class II Shares Waived (Note D)	(79)
Expense Offset (Note E)	@—
Net Expenses	1,392
Net Investment Income (Loss)	(727)
Net Realized Gain (Loss) on:
Investments Sold	14,208
Change in Unrealized Appreciation (Depreciation) on:
Investments	8,338
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	22,546
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,819

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(727)	$(595)
Net Realized Gain (Loss)	14,208	9,684
Net Change in Unrealized Appreciation (Depreciation)	8,338	10,833
Net Increase (Decrease) in Net Assets Resulting from Operations	21,819	19,922
Capital Share Transactions:(1)
Class I:
Subscriptions	35,647	46,282
Redemptions	(37,557)	(39,254)
Class II:
Subscriptions	18,533	9,641
Redemptions	(2,477)	(1,384)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	14,146	15,285
Total Increase (Decrease) in Net Assets	35,965	35,207
Net Assets:
Beginning of Period	120,028	84,821
End of Period	$155,993	$120,028

(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,267	5,064
Shares Redeemed	(3,501)	(4,333)
Net Increase (Decrease) in Class I Shares Outstanding	(234)	731
Class II:
Shares Subscribed	1,695	1,057
Shares Redeemed	(225)	(157)
Net Increase (Decrease) in Class II Shares Outstanding	1,470	900

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Mid Cap Growth Portfolio

	Class l
	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.36	$8.52	$6.01	$8.73	$12.35
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.06)#	(0.05)#	(0.06)#	(0.05)#	(0.04)
Net Realized and Unrealized Gain (Loss)	1.88	1.89	2.57	(2.67)	(3.58)
Total from Investment Operations	1.82	1.84	2.51	(2.72)	(3.62)
Net Asset Value, End of Period	$12.18	$10.36	$8.52	$6.01	$8.73
Total Return ±	17.57%	21.60%	41.76%	(31.16)%	(29.31)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$111,677	$97,485	$73,933	$34,440	$33,229
Ratio of Expenses to Average Net Assets(1)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.54)%	(0.59)%	(0.76)%	(0.73)%	(0.61)%
Portfolio Turnover Rate	103%	124%	176%	269%	168%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.09%	1.13%	1.33%	1.28%	1.39%
Net Investment Income (Loss) to Average Net Assets	(0.58)%	(0.67)%	(1.04)%	(0.96)%	(0.95)%

	Class II
	Year Ended December 31,		Period from May 5, 2003* to December 31, 2003
Selected Per Share Data and Ratios	2005	2004
Net Asset Value, Beginning of Period	$10.35	$8.52	$6.60
Income (Loss) From Investment Operations
Net Investment Income (Loss)#	(0.07)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss)	1.86	1.89	1.96
Total from Investment Operations	1.79	1.83	1.92
Net Asset Value, End of Period	$12.14	$10.35	$8.52
Total Return ±	17.29%	21.48%	29.09	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,316	$22,543	$10,888
Ratio of Expenses to Average Net Assets(2)	1.15%	1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	(0.63)%	(0.69)%	(0.86	)%**
Portfolio Turnover Rate	103%	124%	176%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.44%	1.48%	1.68	%**
Net Investment Income (Loss) to Average Net Assets	(0.92)%	(1.02)%	(1.39	)%**

*                   Commenced offering

**               Annualized

#                   Per share amount is based on average shares outstanding.

††               Not annualized

±                   Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.75%	0.70%	0.65%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. For the year ended December 31, 2005, this waiver amounted to $47,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $79,000. Prior to April 29, 2005, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2005 and 2004.

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments for net investment losses, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$727	$(727)	$—

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,747	$10,322

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$127,985	$31,428	$(2,511)	$28,917

During the year ended December 31, 2005, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,351,000.

H. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $141,849,000 and $131,880,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

During the year ended December 31, 2005, the Portfolio incurred $4,084 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 85.0% and 90.9%, for Class I and Class II shares, respectively.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The Universal Institutional Funds, Inc. -

Mid Cap Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mid Cap Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid Cap Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	Each Director serves an indefinite term, until his or her successor is elected.
**

The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management, Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                    This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00128I-Y12/05

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

U.S. Mid Cap Value Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview

U.S. Mid Cap Value Portfolio

The U.S. Mid Cap Value Portfolio (the “Portfolio”) seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. Stocks of medium-sized companies entail special risks, such as limited product lines, markets, and financial resources, and greater market volatility than securities of larger, more-established companies.

Performance

For the year ended December 31, 2005, the Portfolio’s Class I Shares had a total return of 12.31%, net of fees, compared to 12.65% for the Russell Mid Cap Value Index (the “Index”). The Portfolio’s Class II Shares had a total return of 12.15%, net of fees.

Factors Affecting Performance

•                  For the 12-month period ended December 31, 2005, the broad stock market produced a modest gain. Although rising interest rates and high oil prices fed investor uncertainty about the economy’s growth prospects, economic news remained generally upbeat and inflation was contained. With the exception of the U.S. auto industry, healthy corporate profits and strong earnings across a range of sectors helped support the market.

•                  Value stocks, which comprise the Portfolio, maintained a very slight edge over growth stocks. The narrowing of the performance gap between the two styles is historically consistent for this phase of the economic cycle.

•                  Mid-cap stocks outperformed large- and small-caps for the 12-month period.

•                  The Portfolio’s stock selection in financials and an underweight in the sector was the most additive to the Portfolio’s return relative to the Index. Positioning here included considerable exposure to diversified financials and an underweight in regional banks.

•                  Exposure to industrials was advantageous for the Portfolio’s relative return, as consolidation in the industry boosted the group.

•                  An underweight in utilities added to relative gains, due to positive company-specific news.

•                  In contrast, stock selection and comparative underweights in both technology and materials were areas of weakness for the Portfolio.

•                  A consumer discretionary overweight—although positive on an absolute basis—hurt relative performance.

Management Strategies

•                  We continue to seek value stocks using our “bottom-up” security selection process. We look for undervalued companies that offer a potential catalyst for change. Such catalysts could be new company management, growth or consolidation within an industry or sector, or new products.

•                  During the period, we continued to reduce the Portfolio’s energy exposure.

•                  As the yield curve flattened, we found selected opportunities among financial stocks. However, financials remained a considerable underweight relative to the Index.

•                  The Portfolio’s overall positioning was reasonably defensive at year end, with large-cap pharmaceuticals and consumer staples overweights, and financials and industrials underweights.

January 2006

Performance Compared to the Russell Mid Cap Value Index(1)

	Total Returns(2)
		Average Annual
	One	Five	Since
	Year	Years	Inception(5)

Portfolio – Class I(3)	12.31%	4.89%	11.94%
Russell Mid Cap Value Index	12.65	12.21	13.08
Portfolio – Class II(4)	12.15	—	22.14
Russell Mid Cap Value Index	12.65	—	25.71

(1)        The Russell Mid Cap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

(2)        Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)        Commenced operations on January 2, 1997.

(4)        Commenced offering on May 5, 2003.

(5)        For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

U.S. Mid Cap Value Portfolio

*               Commenced operations on January 2, 1997.

**        Commenced offering on May 5, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs:  (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

U.S. Mid Cap Value Portfolio

		Ending Account	Expenses Paid During Period*
	Beginning	Value	July 1, 2005 —
	Account Value	December 31,	December 31,
	July 1, 2005	2005	2005
Class I
Actual	$1,000.00	$1,096.60	$5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.06	5.19
Class II
Actual	1,000.00	1,095.60	5.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.56	5.70

*            Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.02% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

U.S. Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (96.2%)
Aerospace & Defense (2.2%)
Goodrich Corp.	225,200	$9,256
Airlines (3.7%)
Southwest Airlines Co.	955,910	15,706
Biotechnology (5.8%)
Applera Corp. – Applied Biosystems Group	562,200	14,932
Chiron Corp.	(a)222,960	9,913
		24,845
Capital Markets (11.8%)
AG Edwards, Inc.	173,790	8,144
Amvescap plc ADR	406,200	6,251
Charles Schwab Corp. (The)	180,420	2,647
Investors Financial Services Corp.	176,400	6,497
Lazard Ltd.	419,930	13,396
Northern Trust Corp.	167,510	8,680
Streettracks Gold Trust	(a)94,700	$4,885
		50,500
Chemicals (4.6%)
Albemarle Corp.	170,400	6,535
International Flavors & Fragrances, Inc.	391,340	13,110
		19,645
Commercial Services & Supplies (2.7%)
Manpower, Inc.	245,420	11,412
Computers & Peripherals (1.9%)
Diebold, Inc.	212,700	8,083
Construction & Engineering (2.5%)
Fluor Corp.	136,340	10,534
Containers & Packaging (2.5%)
Sealed Air Corp.	(a)195,430	10,977
Diversified Telecommunication Services (3.5%)
CenturyTel, Inc.	295,250	9,791
New Skies Satellites Holdings Ltd.	160,600	3,496
PanAmSat Holding Corp.	69,320	1,698
		14,985
Electrical Equipment (0.5%)
Hubbell, Inc., Class B	51,970	2,345
Energy Equipment & Services (2.3%)
Cooper Cameron Corp.	(a)237,700	9,841
Food Products (1.9%)
Tyson Foods, Inc., Class A	487,280	8,332
Health Care Equipment & Supplies (1.6%)
Bausch & Lomb, Inc.	99,500	6,756
Health Care Providers & Services (0.9%)
Tenet Healthcare Corp.	(a)497,600	3,812
Hotels Restaurants & Leisure (2.0%)
Outback Steakhouse, Inc.	205,310	8,543
Household Durables (4.0%)
Newell Rubbermaid, Inc.	338,560	8,051
Snap-On, Inc.	237,290	8,912
		16,963
Independent Power Producers & Energy Traders (1.7%)
Constellation Energy Group, Inc.	123,480	7,112
Information Technology Services (1.3%)
BISYS Group, Inc. (The)	(a)413,910	$5,799
Insurance (6.9%)
ACE Ltd.	215,570	11,520
Conseco, Inc.	(a)516,010	11,956
Marsh & McLennan Cos., Inc.	189,100	6,006
		29,482
Media (6.4%)
Scholastic Corp.	(a)222,660	6,348
Univision Communications, Inc., Class A	(a)130,500	3,835
Valassis Communications, Inc.	(a)209,510	6,091
Warner Music Group Corp.	590,200	11,373
		27,647
Multi-Utilities (1.8%)
Wisconsin Energy Corp.	197,230	7,704
Multiline Retail (1.4%)
Dollar General Corp.	318,520	6,074
Oil, Gas & Consumable Fuels (1.8%)
Amerada Hess Corp.	60,010	7,610
Personal Products (1.2%)
Avon Products, Inc.	178,050	5,083
Pharmaceuticals (5.4%)
Mylan Laboratories, Inc.	489,160	9,763
Watson Pharmaceuticals, Inc.	(a)415,900	13,521
		23,284
Real Estate (2.5%)
KKR Financial Corp. REIT	442,300	10,611
Semiconductors & Semiconductor Equipment (0.5%)
Linear Technology Corp.	58,200	2,099
Software (1.8%)
Cognos, Inc.	(a)225,700	7,834
Specialty Retail (2.1%)
Office Depot, Inc.	(a)292,540	9,186
Thrifts & Mortgage Finance (5.1%)
Hudson City Bancorp Inc.	774,060	9,382
PMI Group, Inc. (The)	299,230	12,289
		21,671
Tobacco (1.9%)
UST, Inc.	202,250	8,258
Total Common Stocks (Cost $365,040)		411,989

	Face
	Amount
	(000)
Short-Term Investment (3.4%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $14,376 (Cost $14,370)	$ (b)14,370	14,370
Total Investments (99.6%) (Cost $379,410)		426,359
Other Assets in Excess of Liabilities (0.4%)		1,635
Net Assets (100%)		$427,994

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

(a)                                 Non-income producing security.

(b)                                Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT                    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

U.S. Mid Cap Value Portfolio

Statement of Assets and Liabilities

December 31, 2005
(000)
Assets:
Investments, at Value (Cost $379,410)	$426,359
Cash	@—
Receivable for Investments Sold	1,784
Dividends Receivable	627
Receivable for Portfolio Shares Sold	248
Interest Receivable	3
Other Assets	10
Total Assets	429,031
Liabilities:
Investment Advisory Fees Payable	759
Payable for Portfolio Shares Redeemed	131
Administration Fees Payable	91
Custodian Fees Payable	4
Distribution Fees — Class II Shares	6
Directors’ Fees and Expenses Payable	2
Other Liabilities	44
Total Liabilities	1,037
NET ASSETS	$427,994
Net Assets Consist of:
Paid-in Capital	$325,384
Undistributed (Distributions in Excess of) Net Investment Income	1,233
Accumulated Net Realized Gain (Loss)	54,428
Unrealized Appreciation (Depreciation) on Investments	46,949
Net Assets	$427,994
CLASS I:
Net Assets	$356,544
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,019,414 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.75
CLASS II:
Net Assets	$71,450
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,820,880 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.70

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

U.S. Mid Cap Value Portfolio

Statement of Operations

Year Ended
December 31, 2005
(000)
Investment Income:
Dividends (Net of $2 Foreign Taxes Withheld)	$4,528
Interest	818
Total Investment Income	5,346
Expenses:
Investment Advisory Fees (Note B)	2,879
Administration Fees (Note C)	999
Distribution Fees — Class II Shares (Note D)	192
Shareholder Reporting Fees	88
Professional Fees	33
Custodian Fees (Note E)	31
Directors’ Fees and Expenses	5
Other	20
Total Expenses	4,247
Distribution Fees — Class II Shares Waived (Note D)	(137)
Expense Offset (Note E)	@—
Net Expenses	4,110
Net Investment Income (Loss)	1,236
Net Realized Gain (Loss) on:
Investments Sold	55,141
Change in Unrealized Appreciation (Depreciation) on:
Investments	(9,331)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	45,810
Net Increase (Decrease) in Net Assets Resulting from Operations	$47,046

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

U.S. Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,236	$1,246
Net Realized Gain (Loss)	55,141	14,941
Net Change in Unrealized Appreciation (Depreciation)	(9,331)	32,258
Net Increase (Decrease) in Net Assets Resulting from Operations	47,046	48,445
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,099)	(74)
Net Realized Gain	(4,902)	—
Class II:
Net Investment Income	(142)	(2)
Net Realized Gain	(768)	—
Total Distributions	(6,911)	(76)
Capital Share Transactions:(1)
Class I:
Subscriptions	33,303	50,515
Issued on Portfolio Merger†	—	52,094
Distributions Reinvested	6,001	74
Redemptions	(60,506)	(43,931)
Class II:
Subscriptions	22,979	19,784
Distributions Reinvested	910	2
Redemptions	(1,379)	(1,028)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,308	77,510
Total Increase (Decrease) in Net Assets	41,443	125,879
Net Assets:
Beginning of Period	386,551	260,672
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,233 and $1,238, respectively)	$427,994	$386,551

(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,914	3,310
Shares Issued on Portfolio Merger†	—	3,503
Shares Issued on Distributions Reinvested	347	4
Shares Redeemed	(3,461)	(2,879)
Net Increase (Decrease) in Class I Shares Outstanding	(1,200)	3,938
Class II:
Shares Subscribed	1,310	1,300
Shares Issued on Distributions Reinvested	53	#—
Shares Redeemed	(78)	(67)
Net Increase (Decrease) in Class II Shares Outstanding	1,285	1,233

† Effective April 30, 2004, LSA Mid Cap Value and LSA Diversified Mid-Cap Funds merged into U.S. Mid Cap Value Portfolio.

# Amount is less than 500 Shares.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$16.99	$14.83	$10.49	$14.56	$15.05
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.06 #	0.06 #	0.01 #	(0.02) #	(0.00) †
Net Realized and Unrealized Gain (Loss)	2.01	2.10	4.33	(4.05)	(0.47)
Total from Investment Operations	2.07	2.16	4.34	(4.07)	(0.47)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)	(0.00) †	—	—	—
Net Realized Gain	(0.25)	—	—	—	(0.02)
Total Distributions	(0.31)	—	—	—	(0.02)
Net Asset Value, End of Period	$18.75	$16.99	$14.83	$10.49	$14.56
Total Return ±	12.31%	14.59%	41.37%	(27.95)%	(3.15)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$356,544	$343,551	$241,384	$159,918	$168,980
Ratio of Expenses to Average Net Assets(1)	1.01%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.32%	0.39%	0.04%	(0.17)%	(0.04)%
Portfolio Turnover Rate	77%	80%	218%	145%	173%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	1.05%	1.12	1.12%	1.10%
Net Investment Income (Loss) to Average Net Assets	N/A	0.39%	(0.03)%	(0.24)%	(0.09)%

	Class II
			Period from
			May 5,2003*
	Year Ended December 31,		to December
Selected Per Share Data and Ratios	2005	2004	31, 2003
Net Asset Value, Beginning of Period	$16.96	$14.81	$11.18
Income (Loss) from Investment Operations
Net Investment Income (Loss) #	0.04	0.05	0.01
Net Realized and Unrealized Gain (Loss)	2.00	2.10	3.62
Total from Investment Operations	2.04	2.15	3.63
Distributions from and/or in Excess of:
Net Investment Income	(0.05)	(0.00)†	—
Net Realized Gain	(0.25)	—	—
Total Distributions	(0.30)	(0.00)†	—
Net Asset Value, End of Period	$18.70	$16.96	$14.81
Total Return ±	12.15%	14.53%	32.47	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$71,450	$43,000	$19,288
Ratio of Expenses to Average Net Assets(2)	1.11%	1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.25%	0.32%	(0.06	)%**
Portfolio Turnover Rate	77%	80%	218%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.36%		1.40%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	0.00	%†††	0.07%	(0.38	)%**

*                 Commenced offering

**          Annualized

#                 Per share amount is based on average shares outstanding.

†                  Amount is less than $0.005 per share.

††            Not annualized

†††      Amount is less than 0.01%.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Mid Cap Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

On April 30, 2004, the net assets of the LSA Mid Cap Value and LSA Diversified Mid-Cap Funds of the LSA Variable Series Trust were merged into the U.S. Mid Cap Value Portfolio’s Class I shares. The exchange is considered non-taxable with respect to the net assets of LSA Mid Cap Value Fund and taxable with respect to the net assets of LSA Diversified Mid-Cap Fund. In exchange for the $39,143,000 and $12,951,000 in net assets received from LSA Mid Cap Value and LSA Diversified Mid-Cap Funds, respectively, 2,632,331 and 870,994 Class I shares of the U.S. Mid Cap Value Portfolio were issued, respectively. Included in the net assets listed above for the LSA Mid Cap Value Fund is $3,009,000 in unrealized appreciation. Prior to the combination, the net assets of the U.S. Mid Cap Value Portfolio totaled $248,686,000. Immediately after the combination, the net assets of the U.S. Mid Cap Value Portfolio totaled $300,780,000.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	More than
billion	$1 billion
0.72%	0.65%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $137,000. Prior to April 29, 2005, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)

$2,599	$4,312	$76	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These

11

The Universal Institutional Funds, Inc

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to prior year merger, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$—	$(4)	$4

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$15,184	$40,800

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$379,730	$52,964	$(6,335)	$46,629

H. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $287,924,000 and $290,000,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

During the year ended December 31, 2005, the Portfolio incurred $43,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 76.4% and 85.1%, for Class I and Class II shares, respectively.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The Universal Institutional Funds, Inc. -

U.S. Mid Cap Value Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Mid Cap Value Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Mid Cap Value Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 99.9%.

The Portfolio hereby designates $4,312,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

				Number of
		Term of		Portfolios in
		Office and		Fund Complex
	Position(s)	Length of		Over
Name, Age and Address of	Held with	Time		seen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation(Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Over seen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 —September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 — July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer — Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer — Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997— July 2003) and General Counsel (February 1997— April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997— December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel — U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management

Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since

December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management

Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                 This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00131I-Y12/05

18

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Value Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview

Value Portfolio

The Value Portfolio (the “Portfolio”) seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

Performance

For the year ended December 31, 2005, the Portfolio had a total return of 4.56%, net of fees, compared to 4.91% for the S&P 500 Index (the “Index”).

Factors Affecting Performance

•                  During the 12-month period ended December 31, 2005, the overall stock market advanced modestly in an environment of mixed influences. Rising interest rates and rising oil prices continued to threaten U.S. economic growth. Value stocks continued to perform well on an absolute basis, and the large-capitalization segment of the stock market gained ground relative to the small- and midcap segments.

•                  In the Portfolio overall, positive sector allocation offset somewhat negative stock selection.

•                  The largest contributors to performance were an underweight in the information technology sector, stock selection and allocation to utilities, and stock selection in energy.

•                  Telecommunication services continued to lag in the overall market, and the Portfolio’s stock selection and sector allocation were a relative detractor. Industry consolidation, management issues and changing business models plagued the group. We continue to monitor the situation carefully.

•                  Our selection in materials hurt relative returns, specifically in paper stocks. Paper companies languished in the face of high production costs (due to rising commodity prices), overcapacity in the industry, and weak pricing power.

Management Strategies

•                  We maintain our focus on “bottom-up” selection of stocks with reasonable valuations relative to our assessment of fair value.

•                  The Portfolio’s positioning remained largely unchanged throughout the period and going into the new year.

•                  Notable overweights relative to the Index were in pharmaceuticals and telecommunication services, while energy, financials (the Portfolio’s largest absolute sector weight) and industrials continued to be relative underweights.

•                  Portfolio turnover during the year was low. Market volatility (as measured by the VIX, the Chicago Board Options Exchange Volatility Index) has continued to decline, resulting in fewer opportunities to exploit valuation discrepancies. Moreover, our long-term perspective affords us the patience to buy and hold some of the Portfolio’s more contrarian positions.

January 2006

Performance Compared to the S&P 500 Index(1) and Russell 1000 Value Index(2)

	Total Returns(3)
		Average Annual
	One Year	Five Years	Since Inception(5)
Portfolio(4)	4.56%	5.63%	7.46%
S&P 500 Index	4.91	0.55	7.70
Russell 1000 Value Index	7.05	5.28	9.87

(1)

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(2)	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(3)

Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on January 2, 1997.
(5)

For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions,

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Value Portfolio

if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 — December 31, 2005

Actual	$1,000.00	$1,054.10	$4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33

*      Expenses are equal to the Portfolio’s annualized net expense ratio of 0.85%. multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*	Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

Value Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Airlines (0.5%)
Southwest Airlines Co.	22,900	$376
Beverages (1.8%)
Anheuser-Busch Cos., Inc.	6,900	296
Coca-Cola Co. (The)	25,700	1,036
		1,332
Capital Markets (1.6%)
Bank of New York Co., Inc. (The)	18,200	580
Merrill Lynch & Co., Inc.	9,600	650
		1,230
Chemicals (3.5%)
Dow Chemical Co. (The)	13,200	578
E.I. du Pont de Nemours & Co.	35,400	1,505
Rohm & Haas Co.	11,500	557
		2,640
Commercial Banks (9.1%)
Bank of America Corp.	53,700	2,479
PNC Financial Services Group, Inc.	18,700	1,156
Sun Trust Banks, Inc.	1,900	138
Wachovia Corp.	23,913	1,264
Wells Fargo & Co.	29,300	1,841
		6,878
Communications Equipment (1.3%)
Cisco Systems, Inc.	(a)32,000	548
Nokia Oyj ADR	15,300	280
Telefonaktiebolaget LM Ericsson ADR	(a)4,300	148
		976
Computers & Peripherals (1.7%)
Dell, Inc.	(a)19,000	570
Hewlett-Packard Co.	9,600	275
International Business Machines Corp.	4,100	337
Lexmark International, Inc., Class A	(a)2,400	107
		1,289
Diversified Financial Services (4.2%)
Citigroup, Inc.	51,900	2,519
JPMorgan Chase & Co.	15,300	607
		3,126
Diversified Telecommunication Services (9.1%)
AT&T Inc.	107,300	2,628
Sprint Nextel Corp.	76,800	1,794
Verizon Communications, Inc.	81,400	2,452
		6,874
Electric Utilities (1.7%)
American Electric Power Co., Inc.	15,400	571
FirstEnergy Corp.	14,100	691
		1,262
Electronic Equipment & Instruments (0.2%)
Flextronics International Ltd.	(a)12,400	129
Energy Equipment & Services (0.2%)
Halliburton Co.	2,800	174
Food & Staples Retailing (1.9%)
Wal-Mart Stores, Inc.	30,700	$1,437
Food Products (3.5%)
Kraft Foods, Inc.	31,900	898
Unilever N.V. (NY Shares)	25,000	1,716
		2,614
Health Care Equipment & Supplies (0.5%)
Boston Scientific Corp.	(a)15,200	372
Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	3,800	157
Cardinal Health, Inc.	6,900	475
		632
Household Products (2.5%)
Kimberly-Clark Corp.	31,300	1,867
Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	5,000	288
Information Technology Services (1.5%)
Affiliated Computer Services, Inc., Class A	(a)12,100	716
First Data Corp.	9,100	391
		1,107
Insurance (6.0%)
Aflac, Inc.	4,100	190
AMBAC Financial Group, Inc.	4,800	370
American International Group, Inc.	4,800	327
Assurant, Inc.	1,600	70
Berkshire Hathaway, Inc., Class B	(a)100	293
Chubb Corp.	14,490	1,415
Genworth Financial, Inc.	6,500	225
Hartford Financial Services Group, Inc.	1,400	120
Metlife, Inc.	7,100	348
St. Paul Travelers Cos., Inc. (The)	9,820	439
Torchmark Corp.	13,200	734
		4,531
Leisure Equipment & Products (0.3%)
Mattel, Inc.	15,700	248
Media (10.4%)
Clear Channel Communications, Inc.	54,000	1,698
Comcast Corp., Class A	(a)26,300	683
Gannett Co., Inc.	4,100	248
Liberty Media Corp., Class A	(a)111,200	875
News Corp., Class B	25,900	430
Time Warner, Inc.	70,900	1,237
Tribune Co.	8,000	242
Viacom, Inc., Class B	(a)32,300	1,053
Walt Disney Co.	55,300	1,326
		7,792
Metals & Mining (2.3%)
Alcoa, Inc.	58,100	1,718
Multi-Utilities (1.1%)
Dominion Resources, Inc.	6,400	494
Public Service Enterprise Group, Inc.	5,300	344
		838
Multiline Retail (0.7%)
Federated Department Stores, Inc.	7,972	529

The accompanying notes are an integral part of the financial statements.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Value Portfolio

	Shares	Value (000)
Oil, Gas & Consumable Fuels (0.9%)
Total S.A. ADR	5,300	$670
Paper & Forest Products (3.7%)
International Paper Co.	82,175	2,762
Personal Products (0.1%)
Avon Products, Inc.	1,800	51
Pharmaceuticals (15.8%)
Bristol-Myers Squibb Co.	132,700	3,050
GlaxoSmithKline plc ADR	61,300	3,094
Pfizer, Inc.	45,200	1,054
Roche Holding AG ADR	23,500	1,759
Sanofi-Aventis ADR	16,800	738
Schering-Plough Corp.	55,300	1,153
Wyeth	22,100	1,018
		11,866
Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.	1,500	38
Novellus Systems, Inc.	(a)1,800	43
		81
Software (0.5%)
Amdocs Ltd.	(a)3,200	88
Microsoft Corp.	11,800	309
		397
Specialty Retail (0.4%)
Best Buy Co., Inc.	6,400	278
Textiles, Apparel & Luxury Goods (0.7%)
Jones Apparel Group, Inc.	16,402	504
Thrifts & Mortgage Finance (4.8%)
Fannie Mae	6,100	298
Freddie Mac	50,600	3,306
		3,604
Tobacco (2.1%)
Altria Group, Inc.	21,200	1,584
Total Common Stocks (Cost $66,496)		72,056

	Face Amount (000)
Short-Term Investment (4.7%)
Repurchase Agreement (4.7%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $3,524 (Cost $3,522)	$	(b)3,522	3,522
Total Investments (100.6%) (Cost $70,018)			75,578
Liabilities in Excess of Other Assets (-0.6%)			(473)
Net Assets (100%)			$75,105

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Value Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)
Assets:
Investments, at Value (Cost $70,018)	$75,578
Cash	@—
Dividends Receivable	117
Interest Receivable	1
Other Assets	2
Total Assets	75,698
Liabilities:
Payable for Investments Purchased	425
Investment Advisory Fees Payable	86
Payable for Portfolio Shares Redeemed	35
Administration Fees Payable	16
Custodian Fees Payable	3
Directors’ Fees and Expenses Payable	1
Other Liabilities	27
Total Liabilities	593
NET ASSETS	$75,105
Net Assets Consist of:
Paid-in Capital	$61,586
Undistributed (Distributions in Excess of) Net Investment Income	1,179
Accumulated Net Realized Gain (Loss)	6,780
Unrealized Appreciation (Depreciation) on Investments	5,560
Net Assets	$75,105
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,182,936 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.49

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Value Portfolio

Statement of Operations

Year Ended
December 31, 2005 (000)
Investment Income:
Dividends	$1,708
Interest	60
Total Investment Income	1,768
Expenses:
Investment Advisory Fees (Note B)	379
Administration Fees (Note C)	170
Shareholder Reporting Fees	40
Professional Fees	21
Custodian Fees (Note D)	18
Directors’ Fees and Expenses	1
Other	6
Total Expenses	635
Investment Advisory Fees Waived (Note B)	(50)
Expense Offset (Note D)	@—
Net Expenses	585
Net Investment Income (Loss)	1,183
Net Realized Gain (Loss) on:
Investments Sold	6,997
Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,787)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	2,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,393

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2005 (000)	December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,183	$900
Net Realized Gain (Loss)	6,997	3,641
Change in Unrealized Appreciation (Depreciation)	(4,787)	5,543
Net Increase (Decrease) in Net Assets Resulting from Operations	3,393	10,084
Distributions from and/or in Excess of:
Net Investment Income	(899)	(588)
Net Realized Gain	(3,728)	(1,862)
Total Distributions	(4,627)	(2,450)
Capital Share Transactions:(1)
Subscriptions	18,571	11,992
Distributions Reinvested	4,627	2,450
Redemptions	(14,670)	(6,935)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,528	7,507
Total Increase (Decrease) in Net Assets	7,294	15,141
Net Assets:
Beginning of Period	67,811	52,670
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,179 and $895, respectively)	$75,105	$67,811

(1) Capital Share Transactions:
Shares Subscribed	1,313	882
Shares Issued on Distributions Reinvested	335	187
Shares Redeemed	(1,021)	(509)
Net Increase (Decrease) in Capital Shares Outstanding	627	560

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Value Portfolio

	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.88	$13.18	$9.83	$12.77	$13.15
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.25 #	0.21 #	0.15 #	0.11 #	0.13
Net Realized and Unrealized Gain (Loss)	0.38	2.06	3.20	(2.94)	0.18
Total from Investment Operations	0.63	2.27	3.35	(2.83)	0.31
Distributions from and/or in Excess of:
Net Investment Income	(0.20)	(0.14)	—	(0.11)	(0.13)
Net Realized Gain	(0.82)	(0.43)	—	—	(0.56)
Total Distributions	(1.02)	(0.57)	—	(0.11)	(0.69)
Net Asset Value, End of Period	$14.49	$14.88	$13.18	$9.83	$12.77
Total Return ±	4.56%	17.83%	34.08%	(22.15)%	2.27%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$75,105	$67,811	$52,670	$39,209	$46,935
Ratio of Expenses to Average Net Assets(1)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.72%	1.52%	1.37%	0.97%	0.92%
Portfolio Turnover Rate	32%	40%	135%	39%	55%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.92%	0.95%	0.99%	0.96%	0.93%
Net Investment Income (Loss) to Average Net Assets	1.65%	1.42%	1.23%	0.86%	0.84%

#            Per share amount is based on average shares outstanding.

±            Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.         Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.         Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.         Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B.       Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.55%	0.50%	0.45%

MS Investment Management has agreed to waive fees payable to it and to reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

that the annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%. For the year ended December 31, 2005, this waiver amounted to $50,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,332	$1,295	$1,008	$1,442

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,146	$6,007

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation (000)
$70,208	$7,917	$(2,547)	$5,370

G. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $25,320,000 and $21,818,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

During the year ended December 31, 2005, the Portfolio incurred $71 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 82.3%.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -

Value Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Value Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Value Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 34.6%.

The Portfolio hereby designates $1,295,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S.Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	Each Director serves an indefinite term, until his or her successor is elected.
**

The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997-July 2003) and General Counsel (February 1997-April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997-December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00130I-Y12/05

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Equity and Income Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview

Equity and Income Portfolio

The Equity and Income Portfolio (the “Portfolio”) seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities.

Performance

For the fiscal year ended December 31, 2005, the Portfolio’s Class II Shares had a total return of 7.38%, net of fees, compared to 7.05% for the Russell 1000 Value Index (the “Index”).

Factors Affecting Performance

•                  For the 12-month period ended December 31, 2005, the broad stock market produced a modest gain. Although rising interest rates and high oil prices fed investor uncertainty about the economy’s growth prospects, economic news remained generally upbeat and inflation was contained. With the exception of the U.S. auto industry, healthy corporate profits and strong earnings across a range of sectors helped support the market.

•                  Value stocks, which comprise the Portfolio, maintained a very slight edge over growth stocks. The narrowing of the performance gap between the two styles is historically consistent for this phase of the economic cycle.

•                  Our stock selection in financials was the most additive to the Portfolio’s return relative to the Index. Advantageous positioning here included considerable exposure to diversified financials and an underweight in regional banks.

•                  Healthcare stocks, primarily pharmaceuticals, were a strong positive contributor to relative returns. The performance of pharmaceutical stocks continued to improve on pipeline expectations and better news on patent protection.

•                  Although the Portfolio’s consumer discretionary stocks were down for the year, limited exposure to autos helped the Portfolio’s sector outperform the Index’s sector.

•                  Consumer staples exposure detracted from relative performance, primarily due to selections in food and staples retailing.

•                  Underweights in energy and utilities (the Index’s best performing areas) also hindered relative performance.

Management Strategies

•                  We continue to seek value stocks, high-quality bonds, and convertible securities, using our “bottom-up” security selection process. We look for undervalued companies that offer a potential catalyst for change. Such catalysts could be new company management, growth or consolidation within an industry or sector, or new products.

•                  During the period, we continued to reduce the Portfolio’s energy exposure.

•                  The Portfolio’s overall positioning was reasonably defensive at year end, with large-cap pharmaceuticals and consumer staples overweights, and financials and industrials underweights.

•                  During the year, we increased the Portfolio’s convertibles exposure on attractive valuation opportunities and new issuance. In concert, the Portfolio’s bond weighting decreased slightly.

January 2006

Performance Compared to the Russell 1000 Value Index(1) and Lehman Brothers U.S. Govt/Credit Index(2)

	Total Returns(3)
		Average
	One Year	Annual Since Inception(5)
Portfolio – Class II(4)	7.38%	13.54%
Russell 1000 Value Index	7.05	18.32
Lehman Brothers U.S. Govt/Credit Index	2.37	3.16

(1)        The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(2)        The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)        Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)        Commenced operations on April 30, 2003.

(5)        For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Equity and Income Portfolio

* Commenced operations on April 30, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares);  and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2005 –
	Account Value	December 31,	December 31,
	July 1, 2005	2005	2005
Class II
Actual	$1,000.00	$1,060.70	$4.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.12	4.13

*                 Expenses are equal to Class II shares’ annualized net expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Equity and Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*                 Investment types which do not appear in the top 10 investment types, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (28.9%)
Agency Fixed Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corporation, Gold Pools:
6.50%, 2/1/26	$16	$17
7.50%, 2/1/31 - 4/1/32	83	87
8.00%, 6/1/31	17	18
Federal National Mortgage Association, Conventional Pools:
6.50%, 7/1/32 - 8/1/32	367	377
7.00%, 8/1/32 - 11/1/35	2,712	2,831
7.50%, 10/1/30 - 1/1/31	61	64
8.00%, 2/1/30 - 5/1/31	68	72
8.50%, 12/1/30 - 5/1/32	54	58
9.50%, 4/1/30	47	52
Government National Mortgage Association, Various Pools:
10.50%, 1/15/18	14	16
		3,592
Asset Backed Corporate (1.7%)
Banc of America Securities Auto Trust
3.99%, 8/18/09	325	321
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	100	99
4.05%, 7/15/09	300	297
Caterpillar Financial Asset Trust
3.90%, 2/25/09	225	222
CIT Equipment Collateral
3.50%, 9/20/08	100	98
CNH Equipment Trust
4.02%, 4/15/09	150	148
4.27%, 1/15/10	475	470
Daimler Chrysler Auto Trust
4.04%, 9/8/09	225	223
Ford Credit Auto Owner Trust
4.17%, 1/15/09	175	174
GE Equipment Small Ticket LLC
4.88%, 10/22/09	(a)425	425
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	325	319
4.07%, 2/15/12	200	197
4.41%, 6/15/12	300	298
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(a)250	251
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	250	247
3.93%, 1/15/09	150	148
4.85%, 10/19/09	350	351
Hyundai Auto Receivables Trust
3.98%, 11/16/09	200	197
Merrill Auto Trust Securitization
4.10%, 8/25/09	325	321
National City Auto Receivables Trust
2.88%, 5/15/11	225	217
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	$300	$297
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	25	25
USAA Auto Owner Trust
3.16%, 2/17/09	250	247
3.58%, 2/15/11	250	245
3.90%, 7/15/09	200	198
Volkswagen Auto Lease Trust
3.82%, 5/20/08	175	173
Wachovia Auto Owner Trust
2.91%, 4/20/09	125	123
4.06%, 9/21/09	150	148
4.79%, 4/20/10	350	350
World Omni Auto Receivables Trust
3.29%, 11/12/08	100	99
		6,928
Finance (2.0%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(a)325	346
American Express Co. (Convertible)
1.85%, 12/1/33	(a)(b)615	656
1.85%, 12/1/33	(b)400	426
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10	215	213
AXA Financial, Inc.
6.50%, 4/1/08	40	41
Bank One Corp.
6.00%, 2/17/09	25	26
CIT Group, Inc.
3.65%, 11/23/07	40	39
4.75%, 8/15/08	100	100
5.00%, 11/24/08	55	55
7.375%, 4/2/07	35	36
Citigroup, Inc.
5.625%, 8/27/12	355	366
6.00%, 2/21/12	145	152
Conseco, Inc. (Convertible)
3.50%, 9/30/35	(a)(b)706	753
Countrywide Home Loans, Inc.
3.25%, 5/21/08	215	207
4.00%, 3/22/11	10	9
EOP Operating LP
4.75%, 3/15/14	25	24
7.50%, 4/19/29	30	34
7.875%, 7/15/31	45	53
Farmers Exchange Capital
7.05%, 7/15/28	(a)300	318
General Electric Capital Corp.
4.25%, 12/1/10	30	29
4.75%, 9/15/14	75	74
5.875%, 2/15/12	100	104
6.75%, 3/15/32	90	106
Goldman Sachs Group, Inc.
5.25%, 10/15/13	120	120

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Household Finance Corp.
4.125%, 11/16/09	$35	$34
6.40%, 6/17/08	15	15
HSBC Finance Corp.
4.125%, 12/15/08	75	73
5.875%, 2/1/09	100	102
6.375%, 10/15/11	125	132
6.75%, 5/15/11	65	70
8.00%, 7/15/10	85	95
International Lease Finance Corp.
3.75%, 8/1/07	50	49
JPMorgan Chase & Co.
6.00%, 2/15/09	165	170
M&I Marshall & IIsley Bank
3.80%, 2/8/08	185	182
Marsh & McClennan Cos., Inc.
5.375%, 7/15/14	235	232
MBNA America Bank NA
7.125%, 11/15/12	30	34
MBNA Corp.
6.125%, 3/1/13	325	345
Nationwide Building Society
4.25%, 2/1/10	(a)(c)220	215
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	145	148
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	115	115
Residential Capital Corp.
6.375%, 6/30/10	325	331
SLM Corp.
4.00%, 1/15/10	240	231
5.00%, 10/1/13	85	84
Sovereign Bank
4.00%, 2/1/08	100	98
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	180	180
Washington Mutual, Inc.
8.25%, 4/1/10	110	123
World Financial Properties
6.91%, 9/1/13	(a)355	373
Xlliac Global Funding
4.80%, 8/10/10	(a)200	198
		7,916
Industrials (10.7%)
3M Co. (Convertible)
2.40%, 11/21/32	1,829	1,634
Advanced Micro Devices, Inc. (Convertible)
4.75%, 2/1/22	(d)1,200	1,585
Allied Waste North America (Convertible)
4.25%, 4/15/34	500	435
America West Airlines, Inc.
7.10%, 4/2/21	84	89
Amgen, Inc. (Convertible)
0.00%, 3/1/32	2,400	1,884
AMR Corp. (Convertible)
4.25%, 9/23/23	$1,497	$2,113
AT&T, Inc.
6.15%, 9/15/34	125	126
BAE Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(a)62	66
Baxter FinCo BV
4.75%, 10/15/10	(a)165	163
Brascan Corp.
7.125%, 6/15/12	130	142
8.125%, 12/15/08	65	70
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	48	47
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09	155	160
Caterpillar Financial Services Corp.
3.625%, 11/15/07	165	161
Chiron Corp. (Convertible)
1.625%, 8/1/33	1,500	1,481
2.75%, 6/30/34	(a)574	571
2.75%, 6/30/34	776	771
Comcast Corp.
6.75%, 1/30/11	245	260
ConAgra Foods, Inc.
7.00%, 10/1/28	45	49
8.25%, 9/15/30	25	31
Consumers Energy Co.
4.00%, 5/15/10	20	19
4.80%, 2/17/09	55	54
Cooper Industries, Inc.
5.25%, 11/15/12	(a)90	91
Cooper Industries, Inc.
5.25%, 7/1/07	50	50
COX Communications, Inc.
4.625%, 1/15/10	90	87
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	95	115
Deutsche Telekom International Finance BV
8.25%, 6/15/30	195	249
EchoStar Communications Corp. (Convertible)
5.75%, 5/15/08	1,500	1,470
Edwards Lifesciences Corp. (Convertible)
3.875%, 5/15/33	1,200	1,186
El Paso Corp. (Convertible)
0.00%, 2/28/21	1,500	825
Enzon Pharmaceuticals, Inc. (Convertible)
4.50%, 7/1/08	1,000	903
FBG Finance, Ltd.
5.125%, 6/15/15	(a)170	166
FedEx Corp.
2.65%, 4/1/07	25	24
7.25%, 2/15/11	10	11
France Telecom S.A.
8.50%, 3/1/31	175	234

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
General Mills, Inc.
3.875%, 11/30/07	$105	$103
General Mills, Inc. (Convertible)
0.00%, 10/28/22	2,400	1,722
Halliburton Co. (Convertible)
3.125%, 7/15/23	1,080	1,852
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	225	221
Heinz (H.J.) Co.
6.428%, 12/1/08	(a)90	93
Hyatt Equities LLC
6.875%, 6/15/07	(a)110	112
ICI Wilmington, Inc.
4.375%, 12/1/08	40	39
ImClone Systems, Inc. (Convertible)
1.375%, 5/15/24	233	196
Intel Corp. (Convertible)
2.95%, 12/15/35	(a)684	671
International Game Technology (Convertible)
0.00%, 1/29/33	1,060	712
International Paper Co. (Convertible)
0.00%, 6/20/21	2,000	1,128
Knight Ridder, Inc.
5.75%, 9/1/17	105	89
Kroger Co.
7.50%, 4/1/31	205	230
L-3 Communications Corp. (Convertible)
3.00%, 8/1/35	(a)1,212	1,204
LG Electronics, Inc.
5.00%, 6/17/10	(a)70	69
Ltd. Brands
6.95%, 3/1/33	110	112
Manor Care, Inc. (Convertible)
2.125%, 8/1/35	(a)(b)942	975
Medimmune, Inc. (Convertible)
1.00%, 7/15/23	1,600	1,568
Medtronic, Inc. (Convertible)
1.25%, 9/15/21	1,600	1,628
Micron Technology, Inc. (Convertible)
2.50%, 2/1/10	1,110	1,290
Mohawk Industries, Inc.
7.20%, 4/15/12	90	99
News America, Inc.
7.125%, 4/8/28	30	32
Norfolk Southern Corp.
7.35%, 5/15/07	75	77
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	1,278	1,205
Northrop Grumman Corp.
4.079%, 11/16/06	70	69
Omnicare, Inc. (Convertible)
3.25%, 12/15/35	1,690	1,686
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	20	19
Qwest Communications International, Inc. (Convertible)
3.50%, 11/15/25	$1,618	$1,883
Raytheon Co.
6.15%, 11/1/08	75	78
Red Hat, Inc. (Convertible)
0.50%, 1/15/24	246	289
Safeway, Inc.
7.25%, 2/1/31	60	65
Sealed Air Corp.
5.625%, 7/15/13	(a)220	219
Sealed Air Corp. (Convertible)
3.00%, 6/30/33	(a)800	802
Southwest Airlines Co.
5.496%, 11/1/06	40	40
Sprint Capital Corp.
8.75%, 3/15/32	40	53
St. Jude Medical, Inc. (Convertible)
2.80%, 12/15/35	1,005	1,006
Supervalu, Inc. (Convertible)
0.00%, 11/2/31	3,200	1,092
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10	240	229
Teradyne, Inc. (Convertible)
3.75%, 10/15/06	136	135
Teva Pharmaceutical Finance LLC (Convertible)
0.50%, 2/1/24	700	835
Textron Financial Corp.
4.125%, 3/3/08	95	94
Union Pacific Corp.
6.625%, 2/1/08	75	77
6.65%, 1/15/11	25	27
6.79%, 11/9/07	20	21
United Technologies Corp.
4.375%, 5/1/10	95	94
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	(a)312	268
Verizon New England, Inc.
6.50%, 9/15/11	20	21
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23	1,650	1,580
WellPoint, Inc.
3.75%, 12/14/07	80	78
4.25%, 12/15/09	80	78
WPP Finance UK Corp.
5.875%, 6/15/14	55	56
		43,643
Media (0.2%)
Tribune Co. (Convertible)
2.00%, 5/15/29	13	957
U.S. Government Agency Securities (0.6%)
Federal Home Loan Mortgage Corporation
2.375%, 2/15/07	1,275	1,242
Federal National Mortgage Association
6.625%, 10/15/07	1,150	1,187
		2,429

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (11.8%)
U.S. Treasury Bonds
5.50%, 8/15/28	$5	$6
6.125%, 8/15/29	2,275	2,772
6.375%, 8/15/27	2,585	3,203
7.625%, 2/15/25	1,885	2,598
8.125%, 8/15/19	532	722
U.S. Treasury Notes
1.625%, 2/28/06	490	488
2.00%, 5/15/06	3,000	2,976
3.125%, 5/15/07	1,400	1,376
3.50%, 11/15/06	11,930	11,840
3.875%, 2/15/13	1,640	1,590
4.00%, 11/15/12	150	147
4.25%, 8/15/13 - 11/15/13	11,700	11,598
4.625%, 5/15/06	210	210
4.75%, 11/15/08	1,400	1,414
5.75%, 8/15/10	4,350	4,603
8.125%, 8/15/21	1,025	1,423
U.S. Treasury Strips,
IO, 4.42%, 2/15/25	450	185
PO, 2/15/25 - 27	2,000	806
		47,957
Utilities (1.0%)
Ameren Corp.
4.263%, 5/15/07	155	153
Arizona Public Service Co.
5.80%, 6/30/14	180	186
6.75%, 11/15/06	45	46
Carolina Power & Light Co.
5.125%, 9/15/13	150	150
CC Funding Trust I
6.90%, 2/16/07	210	214
CenterPoint Energy, Inc. (Convertible)
2.00%, 9/15/29	(d)43	1,446
Cincinnati Gas & Electric
5.70%, 9/15/12	70	72
Consolidated Natural Gas Co.
5.00%, 12/1/14	75	73
6.25%, 11/1/11	45	47
Detroit Edison Co.
6.125%, 10/1/10	10	10
Entergy Gulf States, Inc.
3.60%, 6/1/08	15	14
Exelon Corp.
6.75%, 5/1/11	80	85
FPL Group Capital, Inc.
3.25%, 4/11/06	116	116
Pacific Gas & Electric Co.
6.05%, 3/1/34	75	78
PG&E Corp. (Convertible)
9.50%, 6/30/10	140	391
Public Service Electricity & Gas Co.
5.00%, 1/1/13	20	20
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	$ (a)45	$52
Reliant Energy, Inc. (Convertible)
5.00%, 8/15/10	(a)529	652
Sempra Energy
4.621%, 5/17/07	110	109
Texas Eastern Transmission LP
7.00%, 7/15/32	75	88
Wisconsin Electric Power
3.50%, 12/1/07	45	44
		4,046
Total Fixed Income Securities (Cost $115,124)		117,468

	Shares
Common Stocks (62.0%)
Aerospace & Defense (1.4%)
Northrop Grumman Corp.	48,990	2,945
Raytheon Co.	71,450	2,869
		5,814
Automobiles (0.6%)
Honda Motor Co., Ltd. ADR	80,130	2,321
Beverages (1.5%)
Coca-Cola Co. (The)	102,640	4,137
Diageo plc ADR	36,170	2,109
		6,246
Biotechnology (0.9%)
Applera Corp. - Applied Biosystems Group	38,180	1,014
Chiron Corp.	(e)60,450	2,688
		3,702
Capital Markets (3.8%)
Charles Schwab Corp. (The)	271,530	3,983
Goldman Sachs Group, Inc.	14,350	1,833
Merrill Lynch & Co., Inc.	98,270	6,656
State Street Corp.	52,870	2,931
		15,403
Chemicals (2.2%)
Bayer AG ADR	149,230	6,232
Dow Chemical Co. (The)	54,800	2,401
Lanxess AG	(e)11,482	367
		9,000
Commercial Banks (1.7%)
Bank of America Corp.	88,410	4,080
PNC Financial Services Group, Inc.	43,750	2,705
		6,785
Communications Equipment (0.5%)
Motorola, Inc.	96,650	2,183
Computers & Peripherals (0.6%)
Hewlett-Packard Co.	87,380	2,502
Consumer Finance (0.2%)
MBNA Corp.	28,410	771
Diversified Financial Services (3.6%)
Citigroup, Inc.	144,670	7,021
JPMorgan Chase & Co.	192,756	7,650
		14,671

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Diversified Telecommunication Services (3.4%)
France Telecom S.A. ADR	120,680	$2,998
Sprint Nextel Corp.	268,879	6,281
Verizon Communications, Inc.	155,400	4,680
		13,959
Electric Utilities (2.0%)
American Electric Power Co., Inc.	63,710	2,363
Entergy Corp.	46,360	3,183
FirstEnergy Corp.	52,830	2,588
		8,134
Energy Equipment & Services (1.4%)
Schlumberger Ltd.	58,290	5,663
Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.	89,920	4,208
Food Products (2.3%)
Cadbury Schweppes plc ADR	70,880	2,714
Unilever N.V. (NY Shares)	95,210	6,536
		9,250
Health Care Equipment & Supplies (0.5%)
Bausch & Lomb, Inc.	14,430	980
Boston Scientific Corp.	(e)38,670	947
		1,927
Health Care Providers & Services (1.5%)
Cigna Corp.	35,560	3,972
McKesson Corp.	37,570	1,938
		5,910
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.	42,120	1,420
Household Products (0.5%)
Procter & Gamble Co.	37,730	2,184
Industrial Conglomerates (2.8%)
General Electric Co.	194,270	6,809
Siemens AG	53,100	4,545
		11,354
Insurance (4.6%)
ACE Ltd.	9,400	502
Aegon N.V. (NY Shares)	72,080	1,176
Chubb Corp.	44,056	4,302
Hartford Financial Services Group, Inc.	31,490	2,705
Marsh & McLennan Cos., Inc.	95,240	3,025
St. Paul Travelers Cos., Inc. (The)	112,067	5,006
XL Capital Ltd., Class A	26,320	1,774
		18,490
Machinery (0.6%)
Ingersoll-Rand Co., Ltd., Class A	58,030	2,343
Media (4.9%)
CCE Spinco Inc.	(e)22,303	292
Clear Channel Communications, Inc.	178,430	5,612
Time Warner, Inc.	381,960	6,661
Viacom, Inc., Class B	(e)94,750	3,089
Walt Disney Co.	171,750	$4,117
		19,771
Metals & Mining (1.1%)
Newmont Mining Corp.	86,720	4,631
Multi-Utilities & Unregulated Power (0.2%)
Williams Cos., Inc.	29,200	677
Multiline Retail (0.6%)
Kohl’s Corp.	(e)49,090	2,386
Oil & Gas (3.8%)
BP plc ADR	63,320	4,067
ConocoPhillips	70,420	4,097
Exxon Mobil Corp.	30,290	1,701
Royal Dutch Shell plc ADR	71,510	4,397
Valero Energy Corp.	27,300	1,409
		15,671
Pharmaceuticals (8.2%)
Avon Products, Inc.	22,510	643
Bristol-Myers Squibb Co.	191,920	4,410
Eli Lilly & Co.	80,390	4,549
GlaxoSmithKline plc ADR	50,430	2,546
Roche Holding AG ADR	95,040	7,114
Sanofi-Aventis ADR	74,670	3,278
Schering-Plough Corp.	305,360	6,367
Wyeth	94,210	4,340
		33,247
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	144,300	3,601
Micron Technology, Inc.	(e)213,430	2,841
		6,442
Software (1.3%)
Symantec Corp.	(e)309,350	5,414
Specialty Retail (0.3%)
Office Depot, Inc.	(e)34,310	1,077
Thrifts & Mortgage Finance (1.2%)
Freddie Mac	76,850	5,022
Tobacco (0.9%)
Altria Group, Inc.	47,270	3,532
Total Common Stocks (Cost $231,434)		252,110
Preferred Stocks (3.9%)
Airlines (0.1%)
Continental Airlines Finance Trust II, 6.00% (Convertible)	6,000	173
Banks (0.8%)
Federal National Mortgage Association, 5.375% (Convertible)	20	1,843
Sovereign Capital Trust, 4.375% (Convertible)	35,100	1,544
		3,387
Capital Markets (0.2%)
Lazard Ltd., 6.625% (Convertible)	21,600	640
Chemicals (0.0%)
Huntsman Corp., 5.00% (Convertible)	1,200	49
Consumer Durables & Apparel (0.2%)
Newell Financial Trust I, 5.25% (Convertible)	20,100	839

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Diversified Telecommunication Services (0.5%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)	2,200	$2,107
Gas Utilities (0.4%)
El Paso Corp., 4.99% (Convertible)	(a)800	878
El Paso Energy Capital Trust I, 4.75% (Convertible)	25,000	840
		1,718
Health Care Equipment & Supplies (0.3%)
Baxter International, Inc., 7.00% (Convertible)	22,000	1,185
Health Care Providers & Services (0.1%)
Omnicare, Inc., 4.00% (Convertible)	4,400	326
Insurance (0.4%)
Conseco, Inc., 5.50% (Convertible)	13,500	387
Travelers Property Casualty Corp., 4.50% (Convertible)	13,500	341
UnumProvident Corp., 8.25% (Convertible)	10,500	459
XL Capital Ltd., 7.00% (Convertible)	13,600	593
		1,780
Media (0.1%)
Interpublic Group of Cos., Inc., 5.25% (Convertible)	(a)500	461
Interpublic Group of Cos., Inc., Series A, 5.375% (Convertible)	300	11
		472
Oil & Gas (0.4%)
Amerada Hess Corp., 7.00% (Convertible)	15,000	1,614
Pharmaceuticals (0.4%)
Schering Plough Corp., 6.00% (Convertible)	31,000	1,666
Total Preferred Stocks (Cost $15,250)		15,956

	Face
	Amount
	(000)
Short-Term Investment (7.0%)
Repurchase Agreement (7.0%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $28,372 (Cost $28,359)	$ (f)28,359	28,359
Total Investments (101.8%) (Cost $390,167)		413,893
Liabilities in Excess of Other Assets (-1.8%)		(7,168)
Net Assets (100%)		$406,725

(a)        144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)       Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.

(c)        Security has been deemed illiquid - At December 31, 2005.

(d)       Variable/ Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.

(e)        Non-income producing security.

(f)          Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Equity and Income Portfolio

Statement of Assets and Liabilities

December 31, 2005
(000)
Assets:
Investments, at Value (Cost $390,167)	$413,893
Cash	1
Receivable for Investments Sold	1,993
Interest Receivable	1,063
Receivable for Portfolio Shares Sold	384
Dividends Receivable	314
Other Assets	7
Total Assets	417,655
Liabilities:
Payable for Investments Purchased	10,307
Investment Advisory Fees Payable	431
Administration Fees Payable	85
Payable for Portfolio Shares Redeemed	25
Distribution Fees — Class II Shares	17
Custodian Fees Payable	7
Other Liabilities	58
Total Liabilities	10,930
NET ASSETS	$406,725
Net Assets Consist of:
Paid-in Capital	$367,001
Undistributed (Distributions in Excess of) Net Investment Income	5,711
Accumulated Net Realized Gain (Loss)	10,287
Unrealized Appreciation (Depreciation) on:
Investments	23,726
Net Assets	$406,725
Net Asset Value, Offering and Redemption Price Per Share Applicable to 29,705,648 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.69

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Equity and Income Portfolio

Statement of Operations

Year Ended
December 31, 2005
(000)
Investment Income:
Dividends	$4,448
Interest	3,526
Total Investment Income	7,974
Expenses:
Investment Advisory Fees (Note B)	1,410
Distribution Fees — Class II Shares (Note D)	1,065
Administration Fees (Note C)	760
Shareholder Reporting Fees	111
Custodian Fees (Note E)	39
Professional Fees	38
Directors’ Fees and Expenses	3
Other	20
Total Expenses	3,446
Distribution Fees — Class II Shares Waived (Note D)	(913)
Expense Offset (Note E)	(1)
Net Expenses	2,532
Net Investment Income (Loss)	5,442
Realized Gain (Loss) on:
Investments Sold	10,820
Change in Unrealized Appreciation (Depreciation) on:
Investments	8,107
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	18,927
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,369

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Equity and Income Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$5,442	$1,957
Net Realized Gain (Loss)	10,820	2,994
Net Change in Unrealized Appreciation (Depreciation)	8,107	12,087
Net Increase (Decrease) in Net Assets Resulting from Operations	24,369	17,038
Distributions from and/or in Excess of:
Class II:
Net Investment Income	(1,999)	—
Net Realized Gain	(3,194)	(96)
Total Distributions	(5,193)	(96)
Capital Share Transactions:(1)
Class II:
Subscriptions	183,725	143,112
Distributions Reinvested	5,193	96
Redemptions	(9,035)	(6,504)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	179,883	136,704
Total Increase (Decrease) in Net Assets	199,059	153,646
Net Assets:
Beginning of Period	207,666	54,020
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $5,711 and $1,998, respectively)	$406,725	$207,666
(1) Capital Share Transactions:
Class II:
Shares Subscribed	13,977	11,904
Shares Issued on Distributions Reinvested	400	8
Shares Redeemed	(684)	(542)
Net Increase (Decrease) in Class II Shares Outstanding	13,693	11,370

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Equity and Income Portfolio

	Class II
			Period from
			April 30, 2003*
	Year Ended December 31,		to December 31,
Selected Per Share Data and Ratios	2005	2004	2003
Net Asset Value, Beginning of Period	$12.97	$11.64	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.24	0.20	0.12
Net Realized and Unrealized Gain (Loss)	0.71	1.14	1.60
Total from Investment Operations	0.95	1.34	1.72
Distributions from and/or in Excess of:
Net Investment Income	(0.09)	—	(0.05)
Net Realized Gain	(0.14)	(0.01)	(0.03)
Total Distributions	(0.23)	(0.01)	(0.08)
Net Asset Value, End of Period	$13.69	$12.97	$11.64
Total Return ±	7.38%	11.52%	17.23	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$406,725	$207,666	$54,020
Ratio of Expenses to Average Net Assets(1)	0.83%	1.00%	1.00	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.79%	1.64%	1.58	%**
Portfolio Turnover Rate^	46%	58%	30	%††
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.13%	1.31%	1.87	%**
Net Investment Income (Loss) to Average Net Assets	1.49%	1.33%	0.71	%**

*                 Commencement of operations

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^                  The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Forward Commitments and When-Issued/Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B.    Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $150 million	From $150 million to	From $250 million to	More than
	$250 million	$350 million	$350 million
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C.    Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D.    Distribution Fees: Morgan Stanley Distribution, Inc.(“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $913,000. Prior to April 29, 2005, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E.     Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.    Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$4,089	$1,104	$96	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to paydown adjustments and hybrid securities, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$270	$(270)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$9,120	$7,451

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
			(Deprecia-
Cost	Appreciation	Depreciation	tion)
(000)	(000)	(000)	(000)
$390,740	$29,171	$(6,018)	$23,153

H. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $246,479,000 and $100,911,000, respectively. For the year ended December 31, 2005, purchases and sales of long-term U.S. Government securities were approximately $55,584,000 and $28,805,000, respectively.

During the year ended December 31, 2005, the Portfolio incurred $698 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 88.2% for Class II shares.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The Universal Institutional Funds, Inc. -
Equity and Income Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Equity and Income Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity and Income Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 35.5%.

For the year ended December 31, 2005, the percentage of income earned from direct U.S. Treasury Obligations by the Portfolio was 40.4%.

The Portfolio hereby designates $1,104,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

18

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Com- plex Over- seen by Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                  Each Director serves an indefinite term, until his or her successor is elected.

**            The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

20

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                  This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

21

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s. website at http://www.sec.gov.

IS06-001231-Y12/05

22

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Global Franchise Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview

Global Franchise Portfolio

The Global Franchise Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Adviser believes have, among other things, resilient business franchises and growth potential. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

Performance

For the year ended December 31, 2005, the Portfolio had a total return of 11.98%, net of fees, compared to 9.49% for the Morgan Stanley Capital International (MSCI) World Index (the “Index”).

Factors Affecting Performance

•                  Despite stubbornly high oil prices and concerns about rising global inflation, improving economic outlooks drove the strong performance of global markets in the 12-month period ended December 31, 2005. European economic growth began to show signs of momentum, the U.S. economy continued to grow moderately, and Japan’s economy also began to pick up.

•                  Energy (+29%), materials (+20%) and utilities (+14%) were the strongest performing sectors within the Index. The weakest performing sectors were telecommunication services (-9%), consumer discretionary (+2%) and information technology (+5%).

•                  The Portfolio’s top contributing stocks were British American Tobacco, Kone and Altria.

•                  However, holdings in New York Times, Bristol Myers Squibb and Kimberly Clark were the Portfolio’s largest detractors.

•                  On a sector basis, the Portfolio’s relative return benefited from our selection in the consumer staples and industrials sectors, as well as zero allocations to the telecommunication services and information technology sectors (both of which lagged in the Index return).

•                  In contrast, media stocks and a lack of exposure to the energy sector (one of the Index’s best performing groups) detracted from relative results.

•                  In line with our buy-and-hold approach, we initiated positions in four new stocks during the year (Unilever, Harley-Davidson, Pfizer and Scotts Miracle-Gro).

•                  We sold out of Cargotec (a spin-off from Kone); and, as a result of the acquisition of Allied Domecq by Pernod Ricard, we now hold a position in Pernod Ricard.

Management Strategies

•                  We continue our dialogue with a number of companies and are researching new ideas.

•                  We remain focused on the global brands philosophy of exceptional quality at compelling value. We continue to seek investment opportunities in companies with strong business franchises protected by a dominant intangible asset. Additionally, we demand sound management, substantial free cash flow and growth potential. We invest in these high quality companies only when we can identify compelling value as measured by a current free cash flow yield in excess of the risk-free bond yield. We seek to deliver attractive returns while striving to minimize business risk and valuation risk.

January 2006

Performance Compared to the Morgan Stanley Capital International (MSCI) World Index(1)

	Total Returns(2)
	One Year	Average Annual Since Inception(4)
Portfolio – Class II(3)	11.98%	18.12%
MSCI World Index	9.49	19.74

(1)          The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

(2)          Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)          Commenced operations on April 30, 2003.

(4)          For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Global Franchise Portfolio

* Commenced operations on April 30, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 — December 31, 2005
Class II
Actual	$1,000.00	$1,075.40	$6.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

*                 Expenses are equal to Class II shares’ annualized net expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Overview (cont’d)

Global Franchise Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (95.0%)
Canada (1.6%)
Torstar Corp., Class B	130,888	$2,493
Finland (3.8%)
Kone OYJ, Class B	(a)145,538	5,777
France (8.2%)
Groupe Danone	49,400	5,161
Pernod-Ricard S.A.	21,078	3,678
Sanofi-Aventis	41,969	3,677
		12,516
Netherlands (8.6%)
Koninklijke Numico N.V.	(a)123,756	5,125
Reed Elsevier N.V.	255,005	3,562
Wolters Kluwer N.V. CVA	219,891	4,446
		13,133
Spain (3.3%)
Altadis S.A.	105,498	4,786
Zardoya-Otis S.A.	9,577	242
		5,028
Sweden (4.2%)
Swedish Match AB	535,858	6,307
Switzerland (6.2%)
Nestle S.A. (Registered)	17,453	5,220
Novartis AG (Registered)	80,258	4,217
		9,437
United Kingdom (33.5%)
British American Tobacco plc	491,022	10,983
Cadbury Schweppes plc	889,435	8,409
Diageo plc	389,177	5,641
GCAP Media plc	291,609	1,460
GlaxoSmithKline plc	161,833	4,090
Imperial Tobacco Group plc	155,401	4,644
Reckitt Benckiser plc	264,630	8,742
SMG plc	276,167	409
Unilever plc	358,469	3,556
WPP Group plc	294,755	3,190
		51,124
United States (25.6%)
Altria Group, Inc.	90,661	6,774
Bristol-Myers Squibb Co.	165,411	3,801
Brown-Forman Corp., Class B	59,504	4,125
Harley-Davidson, Inc.	72,278	3,722
Kimberly-Clark Corp.	71,656	4,274
Merck & Co., Inc.	139,899	4,450
New York Times Co. (The), Class A	123,093	3,256
Pfizer, Inc.	240,235	5,603
Scotts Miracle-Gro, Co. (The), Class A	66,562	3,011
		39,016
Total Common Stocks (Cost $131,029)		144,831

	Face Amount (000)		Value (000)
Short-Term Investment (4.7%)
Repurchase Agreement (4.7%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $7,173 (Cost $7,170)	$	(b)7,170	$7,170
Total Investments (99.7%) (Cost $138,199)			152,001
Other Assets in Excess of Liabilities (0.3%)			472
Net Assets (100%)			$152,473

(a)                    Non-income producing security

(b)                   Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA        Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	12,085	$20,791	1/23/06	USD	21,295	$21,295	$504

GBP — British Pound

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Global Franchise Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)
Assets:
Investments, at Value (Cost $138,199)	$152,001
Cash	1
Unrealized Appreciation on Foreign Currency Exchange Contracts	504
Dividends Receivable	235
Foreign Currency (Cost $49)	48
Receivable for Portfolio Shares Sold	63
Foreign Withholding Tax Reclaim Receivable	42
Interest Receivable	2
Other Assets	2
Total Assets	152,898
Liabilities:
Investment Advisory Fees Payable	284
Payable for Portfolio Shares Redeemed	60
Administration Fees Payable	32
Shareholder Reporting Fees Payable	25
Custodian Fees Payable	9
Distribution Fees — Class II Shares	6
Directors’ Fees and Expenses Payable	@—
Other Liabilities	9
Total Liabilities	425
NET ASSETS	$152,473
Net Assets Consist of:
Paid-in Capital	$131,900
Undistributed (Distributions in Excess of) Net Investment Income	2,104
Accumulated Net Realized Gain (Loss)	4,169
Unrealized Appreciation (Depreciation) on:
Investments	13,802
Foreign Currency Exchange Contracts and Translations	498
Net Assets	$152,473
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,886,291 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.42

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Global Franchise Portfolio

Statement of Operations

Year Ended December 31, 2005 (000)
Investment Income:
Dividends (Net of $110 Foreign Taxes Withheld)	$2,814
Interest	221
Total Investment Income	3,035
Expenses:
Investment Advisory Fees (Note B)	901
Distribution Fees — Class II Shares (Note D)	394
Administration Fees (Note C)	280
Shareholder Reporting Fees	59
Custodian Fees (Note E)	57
Professional Fees	26
Directors’ Fees and Expenses	1
Other	11
Total Expenses	1,729
Investment Advisory Fees Waived (Note B)	(39)
Distribution Fees on Class II Shares Waived (Note D)	(338)
Expense Offset (Note E)	@—
Net Expenses	1,352
Net Investment Income (Loss)	1,683
Realized Gain (Loss) on:
Investments Sold	4,169
Foreign Currency Transactions	208
Net Realized Gain (Loss)	4,377
Change in Unrealized Appreciation (Depreciation) on:
Investments	5,724
Foreign Currency Exchange Contracts and Translations	1,193
Net Change in Unrealized Appreciation (Depreciation)	6,917
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	11,294
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,977

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Global Franchise Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,683	$511
Net Realized Gain (Loss)	4,377	595
Net Change in Unrealized Appreciation (Depreciation)	6,917	5,184
Net Increase (Decrease) in Net Assets Resulting from Operations	12,977	6,290
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(70)
Net Realized Gain	(317)	(472)
Total Distributions	(317)	(542)
Capital Share Transactions:(1)
Class II:
Subscriptions	70,439	47,372
Distributions Reinvested	317	543
Redemptions	(2,262)	(2,714)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	68,494	45,201
Total Increase (Decrease) in Net Assets	81,154	50,949
Net Assets:
Beginning of Period	71,319	20,370
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $2,104 and $213, respectively)	$152,473	$71,319

(1) Capital Share Transactions:
Class II:
Shares Subscribed	4,854	3,690
Shares Issued on Distributions Reinvested	22	39
Shares Redeemed	(154)	(216)
Net Increase (Decrease) in Class II Shares Outstanding	4,722	3,513

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Financial Highlights

Global Franchise Portfolio

	Class II
			Period from April 30, 2003* to December 31, 2003

	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004
Net Asset Value, Beginning of Period	$13.81	$12.33	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.22	0.16	0.06
Net Realized and Unrealized Gain (Loss)	1.43	1.42	2.29
Total from Investment Operations	1.65	1.58	2.35
Distribution from and/or in Excess of:
Net Investment Income	—	(0.02)	—
Net Realized Gain	(0.04)	(0.08)	(0.02)
Total Distributions	—	(0.10)	(0.02)
Net Asset Value, End of Period	$15.42	$13.81	$12.33
Total Return ±	11.98%	12.77%	23.57	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$152,473	$71,319	$20,370
Ratio of Expenses to Average Net Assets(1)	1.20%	1.20%	1.20	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.50%	1.22%	0.74	%**
Portfolio Turnover Rate	15%	9%	3	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.54%	1.65%	3.22	%**
Net Investment Income (Loss) to Average Net Assets	1.16%	0.77%	(1.28	)%**

*                 Commencement of operations

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.  If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Adviser believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future. The Portfolio is authorized to issue 500 million shares but will close to new accounts when assets in the Portfolio reach $100 million. The Portfolio will continue to offer its Class II shares to existing shareholders.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2005, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2005, this waiver amounted to $39,000.

Morgan Stanley Investment Management Limited (the “Sub- Adviser” or “MSIM Limited”) a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $338,000. Prior to April 29, 2005, Morgan Stanley & Co.,

Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign cur-

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

rency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$22	$295	$495	$47

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss (000)	Paid-in Capital (000)
$208	$(208)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,233	$3 ,671

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$138,325	$16,226	$(2,550)	$13,676

H. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $81,064,000 and $15,351,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 83.0% for Class II shares.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The Universal Institutional Funds, Inc. -

Global Franchise Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Global Franchise Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Global Franchise Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 26.3%.

For the year ended December 31, 2005, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $102,000 and has derived gross income from sources within foreign countries in the amount of approximately $2,163,000.

The Portfolio hereby designates $295,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc.(including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                 This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2005

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00124I-Y12/05

18

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Small Company Growth Portfolio

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Investment Overview

Small Company Growth Portfolio

The Small Company Growth Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. Investments in small- to medium-sized corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

Performance

For the year ended December 31, 2005, the Portfolio’s Class II shares had a total return of 12.88%, net of fees, compared to 4.15% for the Russell 2000 Growth Index (the “Index”).

Factors Affecting Performance

•      The Portfolio outperformed the Index due primarily to stock selection, with favorable sector allocations further enhancing performance.

•      The Portfolio’s performance relative to the Index benefited most from its positioning in the healthcare, technology and financial services sectors. Performance within healthcare was driven by medical and dental instruments and supplies, biotech research and production, medical services, and drugs and pharmaceutical companies. Within the technology sector, positions in the computer services, software and systems industry and the communications technology industry contributed notably to relative return. A sector underweight also turned out to be advantageous. In the financial services sector, relative performance was particularly enhanced by stock selection in the diversified financial services and information services industry.

•      Within utilities, stock selection in the gas distributors industry added to relative performance as well.

•      The Portfolio’s exposure to the consumer discretionary and consumer staples sectors proved least advantageous to relative performance. Within consumer discretionary, stock selection in the casinos and gaming industry was the main area of weakness; selection in the education services industry also tempered gains. In consumer staples, stock selection in food companies detracted from overall performance.

•      Also on the downside, stock selection within the integrated oils industry hindered performance.

Management Strategies

•      As of the close of the reporting period, consumer discretionary represents the largest sector weight in the Portfolio, followed by healthcare and technology. The Portfolio’s consumer discretionary exposure is overweighted relative to the Index, while healthcare and technology are both underweighted.

•      It is our goal to hold a portfolio of high quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high quality stream of cash flow and the ability to redeploy capital at a high rate of return.

January 2006

Performance Compared to the Russell 2000 Growth Index(1)

	Total Returns(2)
		Average
		Annual
	One	Since
	Year	Inception(4)
Portfolio – Class II(3)	12.88%	25.39%
Russell 2000 Growth Index	4.15	21.47

(1)   Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

(2)   Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)   Commenced operations on April 30, 2003.

(4)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*      Commenced operations on April 30, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

1

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Investment Overview (cont’d)

Small Company Growth Portfolio

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2005 —
	Account Value	December 31,	December 31,
	July 1, 2005	2005	2005
Class II
Actual	$1,000.00	$1,075.30	$6.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36

*      Expenses are equal to Class II shares’ annualized net expense ratio of 1.25%, multiplied by the average account value over the   period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*      Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (96.9%)
Advertising Agencies (1.2%)
Focus Media Holdings Ltd. ADR	(a)18,100	$611
Biotechnology Research & Production (1.1%)
Idexx Laboratories, Inc.	(a)7,750	558
Building: Cement (1.8%)
Eagle Materials, Inc.	5,060	596
Texas Industries, Inc.	6,900	344
		940
Casinos & Gambling (2.9%)
Kerzner International Ltd.	(a)15,450	1,062
Shuffle Master, Inc.	(a)17,293	435
		1,497
Chemicals (1.1%)
Nuco2, Inc.	(a)19,475	543
Communications & Media (0.9%)
CKX, Inc.	(a)34,550	449
Computer Services Software & Systems (5.3%)
Akamai Technologies, Inc.	(a)38,025	758
Bankrate, Inc.	(a)10,900	322
Blackboard, Inc.	(a)20,200	585
Convera Corp.	(a)23,575	233
Netease.com ADR	(a)8,775	493
Sina Corp.	(a)11,675	282
		2,673
Consumer Discretionary/Education Services (1.5%)
Ambassadors Group, Inc.	33,855	775
Consumer Discretionary/Restaurants (1.4%)
BJ’s Restaurants, Inc.	(a)31,463	719
Consumer Discretionary/Retail (1.5%)
Citi Trends, Inc.	(a)18,150	775
Consumer Electronics (2.5%)
CNET Networks, Inc.	(a)45,871	674
THQ, Inc.	(a)24,425	582
		1,256
Consumer Staples — Miscellaneous (2.8%)
Peet’s Coffee & Tea, Inc.	(a)20,975	636
Yankee Candle Co., Inc.	31,475	806
		1,442
Diversified (1.1%)
Beacon Roofing Supply, Inc.	(a)18,575	534
Diversified Financial Services (1.3%)
Calamos Asset Management, Inc., Class A	19,900	626
Drugs & Pharmaceuticals (2.8%)
Adams Respiratory Therapeutics, Inc.	(a)11,773	479
Flamel Technologies ADR	(a)11,979	226
Gen-Probe, Inc.	(a)9,525	465
Noven Pharmaceuticals, Inc.	(a)17,200	260
		1,430
Education Services (4.3%)
Bright Horizons Family Solutions, Inc.	(a)22,275	825
Strayer Education, Inc.	14,437	1,353
		2,178
Electronics: Semi-Conductors/Components (1.5%)
Tessera Technologies, Inc.	(a)28,975	$749
Energy — Miscellaneous (4.8%)
Gasco Energy, Inc.	(a)94,525	617
Quicksilver Resources, Inc.	(a)11,457	481
Range Resources Corp.	50,662	1,335
		2,433
Engineering & Contracting Services (0.7%)
Washington Group International, Inc.	6,750	357
Entertainment (0.5%)
Take-Two Interactive Software, Inc.	(a)13,200	234
Foods (0.3%)
Rocky Mountain Chocolate Factory, Inc.	8,575	139
Health Care — Miscellaneous (1.1%)
VCA Antech, Inc.	(a)20,200	570
Health Care Services (4.3%)
Dade Behring Holdings, Inc.	21,400	875
Stericycle, Inc.	(a)22,193	1,307
		2,182
Homebuilding (2.0%)
Desarrolladora Homex S.A. de CV ADR	(a)33,600	1,031
Hotel/Motel (2.9%)
Gaylord Entertainment Co.	(a)25,950	1,131
Great Wolf Resorts, Inc.	(a)30,345	313
		1,444
Investment Management Companies (2.8%)
Greenhill & Co., Inc.	25,621	1,439
Leisure Time (4.5%)
Polaris Industries, Inc.	10,200	512
SCP Pool Corp.	26,075	970
WMS Industries, Inc.	(a)32,400	813
		2,295
Machinery: Industrial/Specialty (1.5%)
Middleby Corp.	(a)8,625	746
Medical & Dental Instruments & Supplies (3.6%)
American Medical Systems Holdings, Inc.	(a)16,975	303
Cybernics, Inc.	(a)7,900	255
Techne Corp.	(a)22,849	1,283
		1,841
Oil: Crude Producers (0.6%)
GMX Resources, Inc.	(a)8,100	292
Paper (0.8%)
Neenah Paper, Inc.	15,000	420
Publishing — Miscellaneous (1.9%)
Morningstar, Inc.	(a)27,750	961
Real Estate Investment Trusts (REIT) (1.0%)
Jones Lang LaSalle, Inc.	10,125	510
Restaurants (1.6%)
P.F. Chang’s China Bistro, Inc.	(a)16,180	803
Retail (10.4%)
AFC Enterprises	(a)35,010	529
Blue Nile, Inc.	(a)25,325	1,021
Build-A-Bear Workshop, Inc.	(a)27,150	805

The accompanying notes are an integral part of the financial statements.

3

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

		Value
	Shares	(000)
Retail (cont’d)
NetFlix, Inc.	(a)21,425	$580
Overstock.com, Inc.	(a)11,775	331
Pantry, Inc. (The)	(a)13,325	626
Provide Commerce, Inc.	(a)6,150	204
Tractor Supply Co.	(a)14,308	757
Tuesday Morning Corp.	21,725	455
		5,308
Services: Commercial (7.3%)
Advisory Board Co. (The)	(a)30,525	1,455
Coinstar, Inc.	(a)29,725	679
Corporate Executive Board Co.	9,695	870
Macquarie Infrastructure Co. Trust	23,325	718
		3,722
Shoes (0.9%)
Deckers Outdoor Corp.	(a)17,100	472
Technology - Miscellaneous (0.4%)
Housevalues, Inc.	(a)15,325	200
Telecommunications Equipment (2.5%)
SBA Communications Corp.	(a)70,885	1,269
Textile Apparel Manufacturers (2.3%)
Carter’s, Inc.	(a)12,400	730
Maidenform Brands, Inc.	(a)32,950	417
		1,147
Truckers (3.2%)
Landstar System, Inc.	39,300	1,640
Total Common Stocks (Cost $42,785)		49,210

	Face
	Amount
	(000)
Short-Term Investment (3.4%)
Repurchase Agreement (3.4%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $1,740 (Cost $1,739)	$ (b)1,739	1,739
Total Investments (100.3%) (Cost $44,524)		50,949
Liabilities in Excess of Other Assets (-0.3%)		(164)
Net Assets (100%)		$50,785

(a)           Non-income producing security.

(b)           Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR       American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Small Company Growth Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)
Assets:
Investments, at Value (Cost $44,524)	$50,949
Receivable for Portfolio Shares Sold	12
Dividends Receivable	2
Interest Receivable	@—
Other Assets	1
Total Assets	50,964
Liabilities:
Investment Advisory Fees Payable	91
Payable for Portfolio Shares Redeemed	36
Shareholder Reporting Fees Payable	24
Administration Fees Payable	11
Custodian Fees Payable	3
Distribution Fees — Class II Shares	2
Bank Overdraft Payable	2
Other Liabilities	10
Total Liabilities	179
NET ASSETS	$50,785
Net Assets Consist of:
Paid-in Capital	$40,281
Accumulated Net Realized Gain (Loss)	4,079
Unrealized Appreciation (Depreciation) on Investments	6,425
Net Assets	$50,785
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,925,405 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.36

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Small Company Growth Portfolio

Statement of Operations

Year Ended December 31, 2005 (000)
Investment Income:
Dividends	$395
Interest	51
Total Investment Income	446
Expenses:
Investment Advisory Fees (Note B)	385
Distribution Fees — Class II Shares (Note D)	147
Administration Fees (Note C)	103
Shareholder Reporting Fees	61
Custodian Fees (Note E)	29
Professional Fees	27
Directors’ Fees and Expenses	1
Other	6
Total Expenses	759
Investment Advisory Fees Waived (Note B)	(109)
Distribution Fees — Class II Shares Waived (Note D)	(126)
Expense Offset (Note E)	@—
Net Expenses	524
Net Investment Income (Loss)	(78)
Realized Gain (Loss) on:
Investments Sold	4,260
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,223
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	5,483
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,405

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Small Company Growth Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(78)	$(236)
Net Realized Gain (Loss)	4,260	1,222
Net Change in Unrealized Appreciation (Depreciation)	1,223	3,926
Net Increase (Decrease) in Net Assets Resulting from Operations	5,405	4,912
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	(253)	(979)
Capital Share Transactions:(1)
Class II:
Subscriptions	14,535	14,814
Distributions Reinvested	253	970
Redemptions	(3,907)	(2,903)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,881	12,881
Total Increase (Decrease) in Net Assets	16,033	16,814
Net Assets:
Beginning of Period	34,752	17,938
End of Period	$50,785	$34,752

(1) Capital Share Transactions:
Class II:
Shares Subscribed	907	1,054
Shares Issued on Distributions Reinvested	15	63
Shares Redeemed	(243)	(210)
Net Increase (Decrease) in Class II Shares Outstanding	679	907

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Financial Highlights

Small Company Growth Portfolio

	Class II
	Year Ended December 31,		Period from April 30, 2003* to December 31,
Selected Per Share Data and Ratios	2005	2004	2003
Net Asset Value, Beginning of Period	$15.48	$13.40	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.03)	(0.13)	(0.09)
Net Realized and Unrealized Gain (Loss)	2.01	2.67	3.72
Total from Investment Operations	1.98	2.54	3.63
Distributions from and/or in Excess of:
Net Realized Gain	(0.10)	(0.46)	(0.23)
Net Asset Value, End of Period	$17.36	$15.48	$13.40
Total Return ±	12.88%	18.95%	36.30	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$50,785	$34,752	$17,938
Ratio of Expenses to Average Net Assets(1)	1.25%	1.25%	1.25	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.19)%	(0.93)%	(1.06	)%**
Portfolio Turnover Rate	72%	113%	82	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.81%	1.91%	4.98	%**
Net Investment Income (Loss) to Average Net Assets	(0.75)%	(1.59)%	(4.79	)%**

*      Commencement of operations

**   Annualized

#      Per share amount is based on average shares outstanding.

††    Not Annualized

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future. The Portfolio is authorized to issue 500 million Class II shares but is currently closed to new accounts.The Portfolio will continue to offer Class II shares to existing shareholders.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets. Effective June 1, 2005, the Board of Directors of the Fund approved amending and restating the investment advisory agreement with MS Investment Management to reduce the fee, paid quarterly, to the annual rate based on daily net assets as follows:

9

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

First $1	Next $500	More than
billion	million	$1.5 billion
0.92%	0.85%	0.80%

Prior to June 1, 2005, the annual rate was 0.92% of the portion of the daily net assets not exceeding $1 billion and 0.85% of the portion of daily net assets in excess of $1 billion.

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2005, this waiver amounted to $109,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $126,000. Prior to April 29, 2005, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities,and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions		2004 Distributions
Paid From:		Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$150	$103	$880	$99

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments for net investment losses, resulted in the following reclassifications

10

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess of) Net Investment Income	Accumulated Net Realized	Paid-in
(Loss) (000)	Gain (Loss) (000)	Capital (000)
$78	$(78)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary Income (000)	Long-Term Capital Gain (000)
$1,269	$2,944

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
Cost (000)	Appreciation (000)	Depreciation (000)	Appreciation (Depreciation) (000)
$44,658	$8,313	$(2,022)	$6,291

H. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $39,132,000 and $29,211,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

During the year ended December 31, 2005, the Portfolio incurred $1,968 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 88.8% for Class II shares.

11

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Small Company Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Company Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Company Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

12

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 8.0%.

The Portfolio hereby designates $103,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

13

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

				Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Overseen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director Since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

14

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Overseen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*      Each Director serves an indefinite term, until his or her successor is elected.

**   The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

15

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*      This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

16

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Distributor
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSRand N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copiesof these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00129I-Y12/05

17

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Equity Growth Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview

Equity Growth Portfolio

The Equity Growth Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets.

Performance

For the year ended December 31, 2005, the Portfolio’s Class I shares had a total return of 15.71%, net of fees, compared to 5.26% for the Russell 1000 Growth Index (the “Index”). The Portfolio’s Class II shares had a total return of 15.48%, net of fees.

Factors Affecting Performance

•                  Stock selection drove the Portfolio’s outperformance of the Index, with particular strength in utilities, healthcare and energy. This favorable stock selection more than offset the modest negative impact of sector allocations.

•                  Within utilities, the Portfolio benefited notably from security selection in wireless companies and gas distributors. In healthcare, stock selection was particularly advantageous in the medical and dental instruments and supplies companies industry and healthcare management services industry. Stock selection in the crude oil producers industry propelled gains within the Portfolio’s energy position.

•                  A large sector overweight in consumer discretionary hindered overall performance. Within technology, stock selection in computer technology, computer services software, and communications technology industry hindered performance.

•                  Although a variety of healthcare stocks contributed gains, a sector-level underweight slowed the Portfolio’s pace versus the Index.

•                  Stock selection in the oil well equipment industry also clipped the overall returns.

Management Strategies

•                  As of the close of the reporting period, consumer discretionary represents the largest sector weight in the Portfolio, followed by healthcare and technology. The Portfolio’s consumer discretionary exposure is overweighted relative to the Index, while healthcare and technology are both underweighted.

•                  It is our goal to hold a portfolio of high quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high quality stream of cash flow and the ability to redeploy capital at a high rate of return.

January 2006

Performance Compared to the Russell 1000 Growth Index(1)

	Total Returns(2)
		Average Annual
	One	Five	Since
	Year	Years	Inception(6)
Portfolio – Class I(3)	15.71%	(0.94)%	7.16%
Russell 1000 Growth Index	5.26	(3.58)	5.16
Portfolio – Class II(4)	15.48	—	14.96
Russell 1000 Growth Index	5.26	—	11.89

(1)	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(2)

Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)	Commenced operations on January 2, 1997.
(4)	Commenced offering on May 5, 2003.
(5)

For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

1

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview (cont’d)

Equity Growth Portfolio

*	Commenced operations on January 2, 1997.
**	Commenced offering on May 5, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2005 —
	Account Value	December 31,	December 31,
	July 1, 2005	2005	2005
Class I
Actual	$1,000.00	$1,156.20	$4.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.97	4.28

Class II
Actual	1,000.00	1,154.80	5.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.55

*      Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.84% and 1.09%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview (cont’d)

Equity Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*	Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Portfolio of Investments

Equity Growth Portfolio

		Value
	Shares	(000)
Common Stocks (99.4%)
Advertising Agencies (3.7%)
Getty Images, Inc.	(a)36,647	$3,271
Monster Worldwide, Inc.	(a)72,000	2,939
		6,210
Air Transport (1.4%)
Expeditors International Washington, Inc.	35,300	2,383
Biotechnology Research & Production (2.0%)
Genentech, Inc.	(a)35,400	3,274
Casinos & Gambling (2.3%)
International Game Technology	124,125	3,821
Communications Technology (6.5%)
America Movil S.A. de C.V., Class L ADR	236,400	6,917
Corning, Inc.	(a)82,700	1,626
Crown Castle International Corp.	(a)87,547	2,356
		10,899
Computer Services Software & Systems (5.0%)
Google, Inc., Class A	(a)19,900	8,256
Computer Technology (4.2%)
Apple Computer, Inc.	(a)40,900	2,940
Dell, Inc.	(a)134,860	4,045
Seagate Technology, Inc.	(a)(b)27,600	@—
		6,985
Consumer Electronics (5.7%)
Electronic Arts, Inc.	(a)73,900	3,866
Yahoo!, Inc.	(a)143,550	5,624
		9,490
Diversified Financial Services (2.7%)
Brookfield Asset Management, Inc., Class A	88,400	4,449
Education Services (2.2%)
Apollo Group, Inc., Class A	(a)59,700	3,609
Electronics: Semi-Conductors/Components (1.5%)
Marvell Technology Group Ltd.	(a)44,370	2,489
Energy — Miscellaneous (5.8%)
Southwestern Energy Co.	(a)62,700	2,253
Ultra Petroleum Corp.	(a)131,930	7,362
		9,615
Financial Data Processing Services & Systems (1.4%)
Paychex, Inc.	60,370	2,301
Financial — Miscellaneous (10.1%)
Berkshire Hathaway, Inc., Class B	(a)2,045	6,003
Chicago Mercantile Exchange Holdings, Inc.	8,990	3,304
Countrywide Financial Corp.	72,575	2,481
Marsh & McLennan Cos., Inc.	78,500	2,493
Moody’s Corp.	41,806	2,568
		16,849
Health Care — Miscellaneous (1.4%)
Alcon, Inc.	17,500	2,268
Health Care Services (4.5%)
Dade Behring Holdings, Inc.	52,000	2,126
UnitedHealth Group, Inc.	86,450	5,372
		7,498
Homebuilding (1.5%)
Pulte Homes, Inc.	64,500	$2,539
Leisure Time (2.9%)
Carnival Corp.	91,750	4,906
Manufacturing (1.4%)
Tyco International Ltd.	79,200	2,286
Medical & Dental Instruments & Supplies (1.4%)
St. Jude Medical, Inc.	(a)48,200	2,420
Materials & Processing (4.2%)
Monsanto Co.	90,000	6,978
Recreational Vehicles & Boats (2.3%)
Harley-Davidson, Inc.	74,000	3,810
Retail (12.1%)
Amazon.Com, Inc.	(a)87,100	4,107
Costco Wholesale Corp.	134,100	6,634
Home Depot, Inc.	109,700	4,441
Sears Holdings Corp.	(a)43,800	5,060
		20,242
Services: Commercial (8.2%)
Corporate Executive Board Co.	38,500	3,453
eBay, Inc.	(a)183,280	7,927
Iron Mountain, Inc.	(a)55,263	2,333
		13,713
Shipping (1.4%)
C.H. Robinson Worldwide, Inc.	62,030	2,297
Tobacco (2.3%)
Altria Group, Inc.	52,192	3,900
Utilities: Gas Pipelines (1.3%)
Questar Corp.	29,000	2,195
Total Investments (99.4%) (Cost $136,528)		165,682
Other Assets in Excess of Liabilities (0.6%)		920
Net Assets (100%)		$166,602

(a)           Non-income producing security.

(b)           Security was valued at fair value — At December 31, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.

@            Face Amount/Value is less than $500.

ADR       American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Equity Growth Portfolio

Statement of Assets and Liabilities

December 31, 2005
(000)
Assets:
Investments, at Value (Cost $136,528)	$165,682
Receivable for Investments Sold	2,409
Dividends Receivable	211
Receivable for Portfolio Shares Sold	2
Other Assets	4
Total Assets	168,308
Liabilities:
Bank Overdraft Payable	803
Payable for Portfolio Shares Redeemed	613
Investment Advisory Fees Payable	208
Administration Fees Payable	37
Distribution Fees — Class II Shares	6
Custodian Fees Payable	3
Directors’ Fees and Expenses Payable	3
Other Liabilities	33
Total Liabilities	1,706
NET ASSETS	$166,602
Net Assets Consist of:
Paid-in Capital	$181,658
Undistributed (Distributions in Excess of) Net Investment Income	(4)
Accumulated Net Realized Gain (Loss)	(44,206)
Unrealized Appreciation (Depreciation) on:
Investments	29,154
Net Assets	$166,602
CLASS I:
Net Assets	$141,764
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,954,311 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.83
CLASS II:
Net Assets	$24,838
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,578,177 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.74

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Equity Growth Portfolio

Statement of Operations

Year Ended
December 31, 2005
(000)
Investment Income:
Dividends (Net of $18 Foreign Tax Withheld)	$1,092
Interest	68
Total Investment Income	1,160
Expenses:
Investment Advisory Fees (Note B)	785
Administration Fees (Note C)	391
Distribution Fees — Class II Shares (Note D)	75
Shareholder Reporting Fees	58
Professional Fees	28
Custodian Fees (Note E)	21
Directors’ Fees and Expenses	2
Other	15
Total Expenses	1,375
Distribution Fees — Class II Shares Waived (Note D)	(21)
Expense Offset (Note E)	@—
Net Expenses	1,354
Net Investment Income (Loss)	(194)
Net Realized Gain (Loss) on:
Investments Sold	11,828
Change in Unrealized Appreciation (Depreciation) on:
Investments	11,060
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	22,888
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,694

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Equity Growth Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2005	December 31, 2004
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(194)	$748
Net Realized Gain (Loss)	11,828	7,181
Net Change in Unrealized Appreciation (Depreciation)	11,060	4,212
Net Increase (Decrease) in Net Assets Resulting from Operations	22,694	12,141
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(666)	(254)
Class II:
Net Investment Income	(78)	(14)
Total Distributions	(744)	(268)
Capital Share Transactions:(1)
Class I:
Subscriptions	14,341	32,610
Issued on Portfolio Merger†	—	37,265
Distributions Reinvested	666	254
Redemptions	(42,166)	(33,034)
Class II:
Subscriptions	6,346	12,189
Distributions Reinvested	78	14
Redemptions	(3,771)	(2,148)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(24,506)	47,150
Total Increase (Decrease) in Net Assets	(2,556)	59,023
Net Assets:
Beginning of Period	169,158	110,135
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(4) and $740, respectively)	$166,602	$169,158

(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,025	2,518
Shares Issued on Portfolio Merger†	—	2,943
Shares Issued on Distributions Reinvested	48	20
Shares Redeemed	(3,056)	(2,577)
Net Increase (Decrease) in Class I Shares Outstanding	(1,983)	2,904
Class II:
Shares Subscribed	464	957
Shares Issued on Distributions Reinvested	6	1
Shares Redeemed	(266)	(169)
Net Increase (Decrease) in Class II Shares Outstanding	204	789

† Effective April 30, 2004, LSA Equity Growth, LSA Capital Growth, and LSA Blue Chip Funds merged into Equity Growth Portfolio.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Financial Highlights

Equity Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.75	$12.78	$10.23	$14.20	$16.76
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.01)#	0.07 #	0.03 #	0.02 #	(0.00)†
Net Realized and Unrealized Gain (Loss) on Investments	2.16	0.92	2.52	(3.97)	(2.54)
Total from Investment Operations	2.15	0.99	2.55	(3.95)	(2.54)
Distributions from and/or in Excess of:
Net Investment Income	(0.07)	(0.02)	—	(0.02)	—
Net Realized Gain	—	—	—	—	(0.02)
Total Distributions	(0.07)	(0.02)	—	(0.02)	(0.02)
Net Asset Value, End of Period	$15.83	$13.75	$12.78	$10.23	$14.20
Total Return ±	15.71%	7.77%	24.93%§	(27.81)%	(15.17)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$141,764	$150,361	$102,680	$84,429	$128,775
Ratio of Expenses to Average Net Assets (1)	0.83%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.09)%	0.53%	0.29%	0.18%	(0.01)%
Portfolio Turnover Rate	84%	177%	132%	142%	96%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	0.89%	0.94%	0.95%	0.91%
Net Investment Income (Loss) to Average Net Assets	N/A	0.49%	0.20%	0.08%	(0.07)%

#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class I’s total return would be approximately 24.67%.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Financial Highlights

Equity Growth Portfolio

	Class II
			Period from
			May 5, 2003*
	Year Ended December 31,		to December 31,
Selected Per Share Data and Ratios	2005	2004	2003
Net Asset Value, Beginning of Period	$13.68	$12.75	$10.92
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.05)	0.05	(0.00	)†
Net Realized and Unrealized Gain (Loss) on Investments	2.16	0.90	1.83
Total from Investment Operations	2.11	0.95	1.83
Distributions from and/or in Excess of:
Net Investment Income	(0.05)	(0.02)	—
Net Asset Value, End of Period	$15.74	$13.68	$12.75
Total Return ±	15.48%	7.43%	16.76	%††§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,838	$18,797	$7,455
Ratio of Expenses to Average Net Assets (2)	1.08%	1.10%	1.10	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	(0.33)%	0.39%	0.04	%**
Portfolio Turnover Rate	84%	177%	132%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.18%	1.24%	1.29	%**
Net Investment Income (Loss) to Average Net Assets	(0.43)%	0.26%	(0.15	)%**

*	Commenced offering
**	Annualized.
#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class II’s total return would be approximately 16.50%

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

On April 30, 2004, the net assets of the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds of the LSA Variable Series Trust were merged into the Equity Growth Portfolio’s Class I shares, through a tax-free exchange. In exchange for $16,859,000, $7,530,000 and $12,876,000 in net assets received from LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds, respectively, 1,331,700, 594,763 and 1,017,033 Class I shares of the Equity Growth Portfolio were issued, respectively. Included in the net assets listed above for the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds, was $252,000, $101,000 and $763,000 in unrealized appreciation, respectively. Prior to the combination, the net assets of the Equity Growth Portfolio totaled $103,866,000. Immediately after the combination, the net assets of the Equity Growth Portfolio totaled $141,131,000.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable

10

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	From $1 billion to	From $2 billion to	More than
billion	$2 billion	$3 billion	$3 billion
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2005, this waiver amounted to $21,000. Prior to April 29, 2005, Morgan Stanley & Co., Incorporated, a wholly-owned subsidiary of Morgan Stanley and an affiliate of MS Investment Management served as the distributor.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income (000)	Capital Gain (000)	Income (000)	Capital Gain (000)
$744	$—	$268	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance

11

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to net investment losses, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss) (000)	Gain (Loss) (000)	Capital (000)
$194	$(217)	$23

At December 31, 2005, the Portfolio had no distributable earnings on a tax basis.

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost (000)	Appreciation (000)	Depreciation (000)	(Depreciation) (000)
$136,940	$31,515	$(2,773)	$28,742

At December 31, 2005, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $42,570,000, of which, $8,561,000 will expire on December 31, 2009, $27,091,000 will expire on December 31, 2010 and $6,918,000 will expire on December 31, 2011.

Additionally, approximately $1,226,000 of capital loss carryforward has been brought forward as a result of the Portfolio’s merger with the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2009-2010.

During the year ended December 31, 2005, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $9,971,000, of which approximately $1,051,000 of capital losses was acquired from the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds were utilized for federal tax purposes during the year ended December 31, 2005.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $131,137,000 and $157,383,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2005.

During the year ended December 31, 2005, the Portfolio incurred $462 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 70.7% and 94.2%, for Class I and Class II shares, respectively.

12

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The Universal Institutional Funds, Inc. -

Equity Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Equity Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

13

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 99.9%.

14

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

				Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Overseen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

15

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Overseen by
Director	Registrant	Served*	During Past 5 Years	Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	Each Director serves an indefinite term, until his or her successor is elected.
**

The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

16

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

17

The Universal Institutional Funds, Inc.
Annual Report – December 31, 2005

Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Distributor
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00122I-Y12/05

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

High Yield Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview

High Yield Portfolio

The High Yield Portfolio (the “Portfolio”) seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities. High yield securities are rated below investment grade and are commonly referred to as “junk bonds”. The Portfolio’s average weighted maturity will ordinarily exceed five years. High yield fixed income securities are considered speculative, involve greater risk of default and tend to be more volatile than investment grade fixed income securities.

Performance

For the year ended December 31, 2005, the Portfolio had a total return of 1.06%, net of fees, compared to 2.26% for the CS First Boston High Yield Index (the “Index”). The Portfolio’s 30-day SEC yield at December 31, 2005, was 6.64%.

Factors Affecting Performance

•                  The fundamentals of the high-yield bond market remained positive throughout 2005, with low default rates, strong economic performance, and favorable earnings trends. However, unfavorable factors, particularly credit downgrades within the auto sector and net outflows from high-yield mutual funds, detracted considerably from the market’s overall performance. By mid-March, the troubles at General Motors (GM) weighed heavily on the credit markets. This contributed to a rapid sell-off, and high-yield spreads relative to Treasuries widened considerably through mid-May. Favorable trends in credit default rates as well as the overall strong performance of the U.S. economy helped the high-yield market recover during the balance of the year, however.

•                  The Portfolio’s performance benefited from its strategic underweight in the transportation sector, the worst performing sector in the high-yield market during the 12-month period ending December 31, 2005. We avoided exposure to several well-known auto parts suppliers that defaulted during the year. Overall security selection in the cable sector and utility sectors also helped boost relative performance.

•                  Security selection decisions in various other sectors, including forest products, housing, financials, and telecommunications, detracted from the Portfolio’s performance relative to the Index.

Management Strategies

•                  We sought to maintain a balanced and well diversified portfolio while allowing for strategic overweights in securities and sectors that we believed offered the most attractive risk profiles. During the reporting period, we increased the average credit quality of the Portfolio to the high B area, which is close to that of the Index. We adopted this more conservative posture because the lower quality segment of the market appeared to offer less value, in our view.

•                  In terms of issuer size, we continued to focus on larger companies because of their financial flexibility, their ability to withstand less-favorable financial conditions, and their superior access to capital markets.

•                  Over the course of the year, our investment discipline led us to increase the Portfolio’s exposure to the transportation, healthcare, food and tobacco, and energy sectors. We decreased exposure to housing, media, and cable. As of the close of the reporting period, the Portfolio’s major sector overweights versus the Index included chemicals, energy and healthcare. Underweights included transportation, technology, telecommunications, financials, and utilities.

January 2006

•                  The information contained in this overview regarding specific securities is for informational purposes only and should not be construed as a recommendation to purchase or sell the securities mentioned.

Performance Compared to the CS First Boston High Yield Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Years	Since Inception(4)

Portfolio(3)	1.06%	4.26%	3.84%
CS First Boston High Yield Index	2.26	9.83	6.56

(1)          The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

(2)          Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)          Commenced operations on January 2, 1997.

(4)          For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

1

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview (cont’d)

High Yield Portfolio

* Commenced operations on January 2, 1997

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower. Yields will fluctuate as market conditions change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 — December 31, 2005

Actual	$1,000.00	$1,012.00	$4.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

* Expenses are equal to the Portfolio’s annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview (cont’d)

High Yield Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry, as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (92.8%)
Aerospace (1.3%)
Hexcel Corp.
6.75%, 2/1/15		$280	$272
K&F Acquisition, Inc.
7.75%, 11/15/14		480	487
			759
Broadcasting (1.3%)
LIN Television Corp.
6.50%, 5/15/13		285	275
Salem Communications Holding Corp.
9.00%, 7/1/11		440	466
			741
Cable (5.9%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(a)515	699
Cablevision Systems Corp.
8.716%, 4/1/09	$	(b)480	487
CCH I LLC
11.00%, 10/1/15		(a)331	280
Echostar DBS Corp.
6.375%, 10/1/11		300	290
Intelsat Bermuda Ltd.
8.625%, 1/15/15		(a)(c)350	355
8.695%, 1/15/12		(a)(b)(c)350	358
Kabel Deutschland GmbH
10.625%, 7/1/14		(a)385	407
PanAmSat Corp.
9.00%, 8/15/14		52	55
PanAmSat Holding Corp.
0.00%, 11/1/14		450	317
Renaissance Media Group LLC
10.00%, 4/15/08		(d)150	151
Satelites Mexicanos S.A. de CV
10.125%, 11/1/04		(e)125	60
			3,459
Chemicals (6.5%)
Cognis Deutschland GmbH & Co. KG
7.226%, 11/15/13	EUR	(a)(b)335	408
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08		$270	294
10.625%, 5/1/11		135	149
Huntsman International LLC
10.125%, 7/1/09		219	227
10.125%, 7/1/09	EUR	68	84
Innophos Investments Holdings, Inc.
12.34%, 2/15/15	$	(a)(b)178	169
Innophos, Inc.
9.625%, 8/15/14		(a)300	304
ISP Holdings, Inc.
10.625%, 12/15/09		452	477
Koppers, Inc.
9.875%, 10/15/13		95	104
Millennium America, Inc.
7.00%, 11/15/06		$90	$92
9.25%, 6/15/08		185	200
Nalco Co.
7.75%, 11/15/11		120	124
8.875%, 11/15/13		430	453
Rhodia S.A.
8.875%, 6/1/11		(a)315	324
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	105	129
10.625%, 5/15/11		$240	264
			3,802
Consumer Products (2.9%)
Amscan Holdings, Inc.
8.75%, 5/1/14		205	174
Levi Strauss & Co.
9.28%, 4/1/12		(b)660	668
Oxford Industries, Inc.
8.875%, 6/1/11		130	133
Spectrum Brands, Inc.
7.375%, 2/1/15		220	185
8.50%, 10/1/13		375	329
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		218	237
			1,726
Diversified Media (4.4%)
Advanstar Communications, Inc.
10.75%, 8/15/10		230	253
AMC Entertainment, Inc.
8.59%, 8/15/10		(b)210	217
CanWest Media, Inc.
8.00%, 9/15/12		503	516
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		147	173
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		219	244
Houghton Mifflin Co.
8.25%, 2/1/11		150	156
9.875%, 2/1/13		435	467
Nebraska Book Co., Inc.
8.625%, 3/15/12		250	231
Primedia, Inc.
8.875%, 5/15/11		340	316
			2,573
Energy (8.6%)
Chaparral Energy, Inc.
8.50%, 12/1/15		(a)420	437
CHC Helicopter Corp.
7.375%, 5/1/14		570	579
Chesapeake Energy Corp.
7.50%, 9/15/13		450	480
El Paso Production Holding Co.
7.75%, 6/1/13		400	417

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)		Value (000)
Energy (cont’d)
Hanover Compressor Co.
8.625%, 12/15/10		$85	$90
9.00%, 6/1/14		150	164
Hanover Equipment Trust
8.50%, 9/1/08		69	72
8.75%, 9/1/11		145	154
Hilcorp Energy I LP / Hilcorp Finance Co.
7.75%, 11/1/15		(a)335	343
Hilcorp Energy I LP/Hilcorp Finance Co.
10.50%, 9/1/10		(a)214	238
Husky Oil Ltd.
8.90%, 8/15/28		(b)325	350
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		102	112
Massey Energy Co.
6.875%, 12/15/13		(a)525	532
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		270	280
Pogo Producing Co.
6.875%, 10/1/17		(a)300	294
Vintage Petroleum, Inc.
7.875%, 5/15/11		440	462
			5,004
Financial (0.5%)
Residential Capital Corp.
6.375%, 6/30/10		290	295
Food and Drug (2.5%)
CA FM Lease Trust
8.50%, 7/15/17		(a)216	237
Delhaize America, Inc.
8.125%, 4/15/11		435	476
Jean Coutu Group, Inc.
7.625%, 8/1/12		110	109
8.50%, 8/1/14		315	290
Rite Aid Corp.
8.125%, 5/1/10		315	322
			1,434
Food/Tobacco (4.2%)
Michael Foods, Inc.
8.00%, 11/15/13		230	237
Pilgrim’s Pride Corp.
9.25%, 11/15/13		145	156
9.625%, 9/15/11		535	572
RJ Reynolds Tobacco Holdings, Inc.
6.50%, 7/15/10		(a)595	595
Smithfield Foods, Inc.
7.00%, 8/1/11		700	717
7.625%, 2/15/08		160	166
			2,443
Forest Products (5.4%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		255	217
8.55%, 8/1/10		106	108
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13	$	(a)385	$401
Graham Packaging Co., Inc.
8.50%, 10/15/12		280	277
9.875%, 10/15/14		340	333
Graphic Packaging International Corp.
9.50%, 8/15/13		400	384
JSG Funding plc
10.125%, 10/1/12	EUR	117	150
Owens-Illinois, Inc.
7.35%, 5/15/08		$495	504
7.50%, 5/15/10		435	444
Pliant Corp.
11.125%, 9/1/09		75	67
13.00%, 6/1/10		281	56
Tembec Industries, Inc.
7.75%, 3/15/12		115	62
8.50%, 2/1/11		305	171
			3,174
Gaming/Leisure (6.5%)
Caesars Entertainment Corp.
7.00%, 4/15/13		150	161
9.375%, 2/15/07		230	240
HMH Properties, Inc.
7.875%, 8/1/08		3	3
Host Marriott LP
6.375%, 3/15/15		255	256
Host Marriott LP REIT
7.125%, 11/1/13		505	528
Isle of Capri Casinos, Inc.
0.07%, 3/1/14		610	598
Las Vegas Sands Corp.
6.375%, 2/15/15		305	295
MGM Mirage
6.00%, 10/1/09		1,190	1,188
Station Casinos, Inc.
6.00%, 4/1/12		555	556
			3,825
Health Care (7.2%)
AmerisourceBergen Corp.
5.625%, 9/15/12		(a)605	608
Community Health Systems, Inc.
6.50%, 12/15/12		255	250
DaVita, Inc.
6.625%, 3/15/13		275	281
Fisher Scientific International, Inc.
6.125%, 7/1/15		(a)270	271
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		555	575
HCA, Inc.
6.30%, 10/1/12		275	278
8.70%, 2/10/10		160	175
8.75%, 9/1/10		125	139
MedCath Holdings Corp.
9.875%, 7/15/12		300	318

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)		Value (000)
Health Care (cont’d)
National Nephrology Associates, Inc.
9.00%, 11/1/11	$	(a)55	$61
Omnicare, Inc.
6.75%, 12/15/13		210	213
Tenet Healthcare Corp.
7.375%, 2/1/13		120	111
9.875%, 7/1/14		285	290
VWR International, Inc.
6.875%, 4/15/12		390	389
Warner Chilcott Corp.
8.75%, 2/1/15		(a)295	273
			4,232
Housing (3.4%)
Associated Materials, Inc.
0.00%, 3/1/14		(d)600	297
Goodman Global Holding Co., Inc.
7.491%, 6/15/12		(a)(b)105	104
7.875%, 12/15/12		(a)180	168
Interface, Inc.
7.30%, 4/1/08		75	76
9.50%, 2/1/14		350	350
10.375%, 2/1/10		95	103
Nortek, Inc.
8.50%, 9/1/14		445	432
Technical Olympic USA, Inc.
9.00%, 7/1/10		295	300
10.375%, 7/1/12		135	134
			1,964
Industrials (0.3%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		160	177
Information Technology (3.4%)
Eastman Kodak Co.
7.25%, 11/15/13		300	288
Iron Mountain, Inc.
7.75%, 1/15/15		60	61
8.625%, 4/1/13		635	665
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		325	307
Nortel Networks Ltd.
6.125%, 2/15/06		325	326
Rhythms NetConnections, Inc.
13.50%, 5/15/08		(e)(f)844	@—
14.00%, 2/15/10		(e)(f)481	@—
SunGard Data Systems, Inc.
8.525%, 8/15/13		(a)(b)25	26
9.125%, 8/15/13		(a)280	291
			1,964
Manufacturing (2.7%)
Johnsondiversey, Inc.
9.625%, 5/15/12		244	246
9.625%, 5/15/12	EUR	112	134
Manitowoc Co., Inc. (The)
10.375%, 5/15/11	EUR	304	$390
10.50%, 8/1/12		$49	55
NMHG Holding Co.
10.00%, 5/15/09		510	546
Propex Fabrics, Inc.
10.00%, 12/1/12		255	229
			1,600
Metals (1.8%)
Foundation PA Coal Co.
7.25%, 8/1/14		105	109
General Cable Corp.
9.50%, 11/15/10		145	155
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(e)(f)110	@—
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(e)(f)730	@—
Novelis, Inc.
7.50%, 2/15/15		(a)(c)275	258
Republic Technologies International LLC/RTI Capital Corp.
13.75%, 7/15/09		(e)(f)315	@—
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR	(a)165	215
Ucar Finance, Inc.
10.25%, 2/15/12		$277	294
			1,031
Retail (2.7%)
Brown Shoe Co., Inc.
8.75%, 5/1/12		260	273
General Nutrition Centers, Inc.
8.50%, 12/1/10		160	138
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12		440	444
Phillips-Van Heusen
7.25%, 2/15/11		725	740
			1,595
Service (2.6%)
Allied Waste North America
7.875%, 4/15/13		285	295
8.50%, 12/1/08		150	158
8.875%, 4/1/08		280	297
Buhrmann US, Inc.
7.875%, 3/1/15		120	118
8.25%, 7/1/14		315	318
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10		270	279
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.50%, 9/1/10		55	59
			1,524
Telecommunications (1.5%)
AXtel S.A.
11.00%, 12/15/13		420	477

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)		Value (000)
Telecommunications (cont’d)
Esprit Telecom Group
11.00%, 6/15/08	DEM	(e)(f)307	$	@—
Exodus Communications, Inc.
11.625%, 7/15/10	$	(e)(f)430		@—
Qwest Communications International, Inc.
7.84%, 2/15/09		(b)325		331
Qwest Corp.
5.625%, 11/15/08		100		99
				907
Transportation (6.3%)
Amsted Industries, Inc.
10.25%, 10/15/11		(a)575		618
ArvinMeritor, Inc.
8.75%, 3/1/12		140		135
Ford Motor Credit Co.
5.625%, 10/1/08		320		281
General Motors Acceptance Corp.
4.375%, 12/10/07		360		320
6.875%, 9/15/11 - 8/28/12		450		410
General Motors Corp.
7.125%, 7/15/13		145		97
8.375%, 7/15/33		280		186
Lear Corp.
8.11%, 5/15/09		475		442
Sonic Automotive, Inc.
8.625%, 8/15/13		770		749
TRW Automotive, Inc.
9.375%, 2/15/13		402		437
				3,675
Utilities (7.8%)
AES Corp.
7.75%, 3/1/14		240		253
8.875%, 2/15/11		30		33
9.00%, 5/15/15		(a)285		313
9.375%, 9/15/10		40		44
CMS Energy Corp.
7.50%, 1/15/09		445		461
Colorado Interstate Gas Co.
6.80%, 11/15/15		(a)240		246
Dynegy Holdings, Inc.
6.875%, 4/1/11		320		316
9.875%, 7/15/10		(a)280		308
Ipalco Enterprises, Inc.
8.625%, 11/14/11		85		93
Monongahela Power Co.
5.00%, 10/1/06		265		265
Nevada Power Co.
8.25%, 6/1/11		210		234
9.00%, 8/15/13		182		201
Northwest Pipeline Corp.
8.125%, 3/1/10		55		59
Ormat Funding Corp.
8.25%, 12/30/20		468		475
PSEG Energy Holdings LLC
7.75%, 4/16/07		$55		$57
8.625%, 2/15/08		343		358
Reliant Energy, Inc.
6.75%, 12/15/14		115		101
Southern Natural Gas Co.
8.875%, 3/15/10		110		118
Williams Cos., Inc.
7.875%, 9/1/21		590		642
				4,577
Wireless Communications (3.1%)
American Tower Corp.
7.125%, 10/15/12		240		248
7.50%, 5/1/12		230		241
Rural Cellular Corp.
8.991%, 3/15/10		(b)190		196
SBA Communications Corp.
8.50%, 12/1/12		155		173
SBA Telecommunications, Inc./SBA Communications Corp.
0.00%, 12/15/11		(d)298		278
UbiquiTel Operating Co.
9.875%, 3/1/11		310		345
Wind Acquisition Finance S.A.
10.75%, 12/1/15		(a)310		322
				1,803
Total Fixed Income Securities (Cost $55,640)				54,284

	Shares
Common Stock (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(g)234,275	19
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(g)329	@—
Utilities (0.0%)
PNM Resources, Inc.	60	2
Total Common Stocks (Cost $573)		21

No. of Warrants
Warrant (0.0%)
Utilities (0.0%)
SW Acquisition LP, expiring 4/01/11 (Cost $3)	(a)(f)(g)570	1

	Face Amount (000)
Short-Term Investment (5.4%)
Repurchase Agreement (5.4%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $3,135 (Cost $3,134)	$	(h)3,134	$3,134
Total Investments (98.2%) (Cost $59,350)			57,440
Other Assets in Excess of Liabilities (1.8%)			1,040
Net Assets (100%)			$58,480

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments (cont’d)

High Yield Portfolio

(a)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on December 31, 2005.

(c)                                  Security has been deemed illiquid - At December 31, 2005.

(d)                                 Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.

(e)                                  Security is in default.

(f)                                    Security was valued at fair value — At December 31, 2005, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(g)                                 Non-income producing security.

(h)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500.

DEM                    German Mark

EUR                        Euro

REIT                     Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date		In Exchange For (000)	Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	731	$866	1/26/06	USD	881	$881	$15
EUR	572	678	1/26/06	USD	690	690	12
EUR	537	636	1/26/06	USD	647	647	11
		$2,180				$2,218	$38

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

High Yield Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)
Assets:
Investments, at Value (Cost $59,350)	$57,440
Cash	1
Interest Receivable	1,141
Unrealized Appreciation on Foreign Currency Exchange Contracts	38
Receivable for Portfolio Shares Sold	1
Foreign Currency (Cost $@—)	@—
Other Assets	1
Total Assets	58,622
Liabilities:
Investment Advisory Fees Payable	53
Payable for Portfolio Shares Redeemed	34
Administration Fees Payable	12
Custodian Fees Payable	2
Directors’ Fees and Expenses Payable	1
Other Liabilities	40
Total Liabilities	142
NET ASSETS	$58,480
Net Assets Consist of:
Paid-in Capital	$80,637
Undistributed (Distributions in Excess of) Net Investment Income	4,122
Accumulated Net Realized Gain (Loss)	(24,407)
Unrealized Appreciation (Depreciation) on:
Investments	(1,910)
Foreign Currency Exchange Contracts and Translations	38
Net Assets	$58,480
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,604,696 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.80

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

High Yield Portfolio

Statement of Operations

Year Ended December 31, 2005 (000)
Investment Income:
Interest	$4,953
Dividends	1
Total Investment Income	4,954
Expenses:
Investment Advisory Fees (Note B)	269
Administration Fees (Note C)	154
Shareholder Reporting Fees	70
Professional Fees	21
Custodian Fees (Note D)	12
Directors’ Fees and Expenses	1
Other	9
Total Expenses	536
Investment Advisory Fees Waived (Note B)	(37)
Expense Offset (Note D)	(1)
Net Expenses	498
Net Investment Income	4,456
Realized Gain (Loss) on:
Investments Sold	6
Foreign Currency Transactions	261
Net Realized Gain (Loss)	267
Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,617)
Foreign Currency Exchange Contracts and Translations	300
Net Change in Unrealized Appreciation (Depreciation)	(4,317)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(4,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	$406

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

High Yield Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$4,456	$4,652
Net Realized Gain (Loss)	267	1,453
Net Change in Unrealized Appreciation (Depreciation)	(4,317)	(299)
Net Increase (Decrease) in Net Assets Resulting from Operations	406	5,806
Distributions from and/or in Excess of:
Net Investment Income	(4,738)	(3,863)
Capital Share Transactions:(1)
Subscriptions	13,692	15,668
Distributions Reinvested	4,737	3,863
Redemptions	(19,669)	(17,444)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,240)	2,087
Total Increase (Decrease) in Net Assets	(5,572)	4,030
Net Assets:
Beginning of Period	64,052	60,022
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $4,122 and $4,142, respectively)	$58,480	$64,052

(1) Capital Share Transactions:
Shares Subscribed	1,900	2,204
Shares Issued on Distributions Reinvested	705	573
Shares Redeemed	(2,798)	(2,451)
Net Increase (Decrease) in Capital Shares Outstanding	(193)	326

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Financial Highlights

High Yield Portfolio

	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$7.28	$7.08	$5.64	$6.73	$7.96
Income (Loss) from Investment Operations
Net Investment Income	0.50 #	0.51 #	0.50 #	0.57 #	0.87
Net Realized and Unrealized Gain (Loss)	(0.43)	0.14	0.94	(1.05)	(1.24)
Total from Investment Operations	0.07	0.65	1.44	(0.48)	(0.37)
Distributions from and/or in Excess of:
Net Investment Income	(0.55)	(0.45)	—	(0.60)	(0.86)
Return of Capital	—	—	—	(0.01)	—
Total Distributions	(0.55)	(0.45)	—	(0.61)	(0.86)
Net Asset Value, End of Period	$6.80	$7.28	$7.08	$5.64	$6.73
Total Return ±	1.06%	9.49%	25.71%	(7.13)%	(4.61)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$58,480	$64,052	$60,022	$41,352	$52,422
Ratio of Expenses to Average Net Assets(1)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	7.16%	7.24%	7.79%	8.95%	10.78%
Portfolio Turnover Rate	65%	58%	63%	73%	47%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.86%	0.90%	1.02%	0.99%	0.83%
Net Investment Income to Average Net Assets	7.10%	7.14%	7.57%	8.76%	10.75%

#                 Per share amount is based on average shares outstanding

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolios may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities.In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation torepurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

13

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investment transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2005 the net assets of the Portfolio were partially comprised of foreign denominated securities. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enterinto a closing transaction because of an illiquid secondary market.

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B.            Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets. Effective June 1, 2005, the Board of Directors of the Fund approved amending and restating the investment advisory agreement with MS Investment Management to reduce the fee, paid quarterly, to the annual rate based on daily net assets as follows:

First $500 million	Next $250 million	Next $250 million	Next $1 billion	Next $1 billion	More than $3 billion
0.42%	0.345%	0.295%	0.27%	0.245%	0.22%

Prior to June 1, 2005, the annual rate was 0.45% of the portion of the daily net assets not exceeding $1.5 billion and 0.40% of the portion of daily net assets in excess of $1.5 billion

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2005, this waiver amounted to $37,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid		2004 Distributions
From:		Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,738	$—	$3,863	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These

15

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions and and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$262	$(262)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$4,422	$—

At December 31, 2005, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$59,371	$1,697	$(3,628)	$(1,931)

At December 31, 2005, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $24,228,000 of which $772,000 will expire on December 31, 2008, $1,274,000 will expire on December 31, 2009, $9,829,000 will expire on December 31, 2010, $12,175,000 will expire on December 31, 2011 and $178,000 will expire on December 31, 2013.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

G. Other: For the year ended December 31, 2005, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $35,750,000 and $38,923,000, respectively. For the year ended December 31, 2005, there were no purchases and sales of long-term U.S. Government securities.

At December 31, 2005, a substantial portion of the Portfolio’s investments consist of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Portfolio of Investments and the differences could be material.

At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.9%.

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The Universal Institutional Funds, Inc. -

High Yield Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the High Yield Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

17

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:

				Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Overseen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Interested Directors:

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address of	Held with	Time		Overseen by
Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*            Each Director serves an indefinite term, until his or her successor is elected.

**     The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

19

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Assistant Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*      This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

20

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00135I-Y12/05

21

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Money Market Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview

Money Market Portfolio

The Money Market Portfolio (the “Portfolio”) seeks to maximize current income and preserve capital while maintaining high levels of liquidity. Investments in shares of the Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance

For the seven-day period ended December 31, the Portfolio provided an annualized current yield of 3.55%, while its 30-day moving average annualized yield was 3.59%. The yield quotation more closely reflects the current earnings of the Portfolio than the total return.

Market Conditions/Factors Affecting Performance

•                  During the year ended December 31, 2005, many economic trends strengthened, despite rising oil prices, inflationary concerns, and ongoing increases to the federal funds target rate. The average ISM Manufacturing Index during the six months ended December 31, 2005 was five percent higher than the average ISM Manufacturing Index during the six months ended June 30, 2005. (The ISM Manufacturing Index measures factory activity.)  Job growth, as measured by the change in non-farm payrolls, was healthy most of the year. Although this index decelerated slightly during September and October-possibly due to the effects of Hurricane Katrina-non-farm payroll data showed strong recuperative signs in the final two months of the year. Likewise, the index of leading economic indicators contracted in September but rebounded significantly in the following two months.

•                  U.S. economic growth slowed somewhat in the quarter ended June 30, 2005 compared with the prior quarter, but strengthened meaningfully in the quarter ended September 2005. Gross domestic product grew by 3.8 percent in the first quarter of 2005, 3.3 percent in the second quarter of 2005, and then expanded by 4.1 percent in the third quarter of 2005.

•                  In response to the strengthening economy, the Federal Open Market Committee (the Fed) raised the federal funds target rate eight times during the reporting period, in increments of 25 basis points. These increases brought the target rate to 4.25 percent at the end of the year. In its December statement, the Fed indicated that although it no longer viewed monetary policy as accommodative, future measured increases to its target rate may be required. The Fed also expressed concern that rising energy prices and other increased costs could amplify inflationary pressures.

Management Strategy

•                  As of December 31, 2005, the Portfolio had net assets of $363 thousand. The average maturity of the Portfolio was one day.

•                  In the face of steadily rising interest rates, we maintained a strategy of keeping the average maturity of the Portfolio short. This enabled us to better capitalize on interest rate increases.

•                  The Portfolio seeks high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions. To do this, the management team continued its long standing policy of purchasing only high quality, very liquid, money market securities. Reflecting a conservative approach, the Portfolio did not include derivative securities during the reporting period.

January 2006

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

1

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Overview (cont’d)

Money Market Portfolio

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges.  Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 — December 31, 2005

Actual	$1,000.00	$1,015.90	$2.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.80

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Discount Notes (59.2%)
U.S. Government & Agency Securities (59.2%)
Federal Farm Credit Bank 3.40%, 1/3/06	$40	$40
Federal Home Loan Bank 3.40%, 1/3/06	100	100
Federal Home Loan Mortgage Corporation 4.15%, 1/3/06	75	75
Total Discount Notes (Cost $215)		215
Repurchase Agreements (40.0%)
Bear Stearns Co., 4.27%, dated 12/30/05, due 1/3/06, repurchase price $75: fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association: 4.13%, due 10/1/33, valued at $77.	75	75
CS First Boston LLC, 4.25%, dated 12/30/05, due 1/3/06, repurchase price $70: fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 4.77%, due 1/1/33, valued at $72.	70	70
Total Repurchase Agreements (Cost $145)		145
Total Investments (99.2%) (Cost $360)		360
Other Assets in Excess of Liabilities (0.8%)		3
Net Assets (100%)		$363

The accompanying notes are an integral part of the financial statements.

3

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2005 (000)
Assets:
Investments, at Value (Cost $360) — Including Repurchase Agreements of $145	$360
Cash	14
Due from Adviser	10
Other Assets	2
Total Assets	386
Liabilities:
Shareholder Reporting Fees Payable	12
Professional Fees Payable	8
Directors’ Fees and Expenses Payable	2
Administration Fees Payable	1
Total Liabilities	23
NET ASSETS	$363
Net Assets Consist of:
Paid-in Capital	$363
Net Asset Value, Offering and Redemption Price Per Share Applicable to 363,415 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$1.00

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Money Market Portfolio

Statement of Operations

Year Ended December 31, 2005 (000)
Investment Income:
Interest	$211
Expenses:
Shareholder Reporting Fees	20
Investment Advisory Fees (Note B)	20
Professional Fees	19
Administration Fees (Note C)	15
Custodian Fees (Note D)	5
Other	4
Total Expenses	83
Investment Advisory Fees Waived (Note B)	(20)
Expenses Reimbursed by Adviser (Note B)	(25)
Expense Offset (Note D)	(2)
Net Expenses	36
Net Investment Income	$175

Statements of Changes in Net Assets

	Year Ended December 31, 2005 (000)	Year Ended December 31, 2004 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$175	$48
Distributions from and/or in Excess of:
Net Investment Income	(175)	(48)
Capital Share Transactions:(1)
Subscriptions	12,329	10,521
Distributions Reinvested	175	44
Redemptions	(17,852)	(37,872)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,348)	(27,307)
Total Increase (Decrease) in Net Assets	(5,348)	(27,307)
Net Assets:
Beginning of Period	5,711	33,018
End of Period	$363	$5,711

(1) Capital Share Transactions:
Shares Subscribed	12,329	10,521
Shares Issued on Distributions Reinvested	175	44
Shares Redeemed	(17,852)	(37,872)
Net Increase (Decrease) in Capital Shares Outstanding	(5,348)	(27,307)

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Financial Highlights

Money Market Portfolio

	Year Ended December 31,
Selected Per Share Data and Ratios	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) from Investment Operations
Net Investment Income	0.026	0.008	0.005	0.012	0.035
Net Realized and Unrealized Gain (Loss)	—	—	—	—	0.000 †
Total from Investment Operations	0.026	0.008	0.005	0.012	0.035
Distributions from:
Net Investment Income	(0.026)	(0.008)	(0.005)	(0.012)	(0.035)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	2.67%	0.78%	0.55%	1.25%	3.50%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$363	$5,711	$33,018	$60,112	$58,646
Ratio of Expenses to Average Net Assets(1)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.61%	0.75%	0.58%	1.13%	3.86%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.24%	1.32%	0.67%	0.66%	0.64%
Net Investment Income (Loss) to Average Net Assets	1.94%	(0.02)%	0.46%	1.02%	3.77%

† Amount is less than $0.0005 per share.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Money Market Portfolio. The Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity. Investments in shares of the Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio is expected to maintain a net asset value of $1.00 per share. There can be no assurance, however, that the Portfolio will be successful in maintaining a net asset value of $1.00 per share.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A.   Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities owned by the Money Market Portfolio are stated at amortized cost which approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Distributions from the Portfolio are recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B.    Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 million to $1 billion	More than $1 billion
0.30%	0.25%	0.20%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.55%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2005, this waiver and reimbursement amounted to $20,000 and $25,000, respectively.

Morgan Stanley Investment Advisors, Inc. (the “Sub-Adviser” or “MSIA”) a wholly-owned subsidiary of Morgan Stanley, serves as investment Sub-Adviser for the Portfolio on a day-to-day basis. MSIA selects, buys and sells securities for the Portfolio

7

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Notes to Financial Statements (cont’d)

under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C.    Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D.    Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F.     Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$175	$—	$48	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2	$—

At December 31, 2005, cost for U.S. Federal income tax purposes of the investments of the Portfolio was approximately $360,000.

G.    Other: At December 31, 2005, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 100.0%.

H.    Subsequent Event: On February 6, 2006, the Board of Directors of the Fund approved the redemption of all of the shares (the “Redemption”) of the Portfolio, pursuant to the Fund’s Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption is expected to occur on or about April 28, 2006.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Money Market Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of The Universal Institutional Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 13, 2006

9

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Federal Income Tax Information (unaudited)

For the year ended December 31, 2005, the Portfolio earned 36.1% of its income from direct U.S. Treasury Obligations.

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer Information (unaudited)

Independent Directors:
Name, Age and Address of Director	Posi- tion(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Com- plex Over- seen by Director**	Other Directorships Held by Director
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.	197	Director of various business organizations.

Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Director since July 2003	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (Utility Company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R- Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (Chemical Company).	197

Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and The Boeing Company) and Nuskin Asia Pacific (multi-level marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Director since July 2003	Retired; Director or Trustee of the Retail Funds (since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of the PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Director since July 2003	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holdings company).

Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Director since August 1994	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

Michael Nugent (69) Triumph Capital, L.P. 445 Park Avenue, New York, NY 10022	Director	Director since July 2001	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.

Fergus Reid (73) c/o Lumelite Plastics 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Director since June 1992	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the J.P. Morgan Funds complex managed by J.P. Morgan Investment Management Inc.

11

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer information (cont’d)

Interested Directors:

Name, Age and Address of Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chairman of the Board and Director	Chairman of the Board and Director since July 2003	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None

James F. Higgins (57) c/o Morgan Stanley Trust Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Director since July 2003	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Morgan Stanley Distributors Inc. and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                Each Director serves an indefinite term, until his or her successor is elected.

**         The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund’s Directors can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1(800) 281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Director and Officer Information (cont’d)

Officers:
Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (66) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since July 2003)

President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2005); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously Executive Vice President (July 2003 - September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001 - July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.

J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc., and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.

Dennis F. Shea (52) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since February 2006

Managing Director and Chief Investment Officer - Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (50) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2003

General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW Inc.; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of Morgan Stanley Distributors Inc.; previously Secretary of the Retail Funds (February 1997- July 2003) and General Counsel (February 1997- April 2005) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (February 1997- December 2001).

Amy R. Doberman (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since July 2005

Managing Director and General Counsel - U.S. Investment Management; Managing Director of the Investment Manager and Morgan Stanley Investment Advisor Inc.; Vice President of the Institutional and Retail Funds (since July 2005); previously, Managing Director and General Counsel - Americas, UBS Global Asset Management (July 2000-July 2005) and General Counsel, Aeltus Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (42) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Chief Compliance Officer since 2005

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2005); Managing Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Stefanie V. Chang (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Vice President since December 1997

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

James W. Garrett (37) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 CFO since July 2003

Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Treasurer and Chief Financial Officer of the Institutional Funds; previously with PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (40) J.P. Morgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Assistant Treasurer since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company); formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Secretary since June 1999

Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*                This is the date the Officer began serving the Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

13

The Universal Institutional Funds, Inc. Annual Report – December 31, 2005

Investment Adviser and Administrator Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, New York 10020	Legal Counsel Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Distributor Morgan Stanley Distribution, Inc. One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, Pennsylvania 19428-2899	Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116-5072

Custodian JPMorgan Chase Bank, N.A. 270 Park Avenue New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS06-00136P-Y12/05

14

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase “to the detriment of the Fund.”:

“Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly).”

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees/Directors has determined that it has two “audit committee financial experts” serving on its audit committee, each of whom are “independent” Trustees/Directors:  Dr. Manuel H. Johnson and Joseph J. Kearns.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees/Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2005	Registrant			Covered Entities(1)
Audit Fees		$285,306		N/A

Non-Audit Fees
Audit-Related Fees	$			$235,000	(2)
Tax Fees.		$44,478	(3)	$52,799	(4)
All Other Fees	$			$956,268	(5)
Total Non-Audit Fees		$44,478		$1,244,067

Total		$329,784		$1,244,067

2004	Registrant			Covered Entities(1)
Audit Fees		$271,720		N/A

Non-Audit Fees
Audit-Related Fees	$			$115,000	(2)
Tax Fees		$42,360	(3)	$100,829	(6)
All Other Fees	$			$60,985	(7)
Total Non-Audit Fees		$42,360		$276,814

Total		$314,080		$276,814

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3)	Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

(4)	Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5)	All Other Fees represent attestation services provided in connection with performance presentation standards and a compliance review project performed.

(6)	Tax Fees represent tax advice services provided to Covered Entities, including assistance in obtaining a private letter ruling and the research and identification of PFIC entities.

(7)	All Other Fees represent attestation services provided in connection with performance presentation standards.

(e)(1)	The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)       Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                                    Not applicable.

(g)                                 See table above.

(h)                                 The audit committee of the Board of Trustees/Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 9, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	February 9, 2006